1933 Act File No. 33-48907
                                                      1940 Act File No. 811-7047

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                       ----

     Pre-Effective Amendment No.         ..............................

     Post-Effective Amendment No.    29   ............................. X
                                  --------                             ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X

     Amendment No.    29   ............................................ X
                   --------                                            ----

                              MARSHALL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                             1000 North Water Street
                           Milwaukee, Wisconsin 53202

                    (Address of Principal Executive Offices)

                                 (414) 287-8555

                         (Registrant's Telephone Number)

                          Michael A. Hatfield, Esquire
                             770 North Water Street

                           Milwaukee, Wisconsin 53202
                     (Name and Address of Agent for Service)

                (Notice should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 __ immediately upon filing pursuant to paragraph (b)
 X  on OCTOBER 31, 1999 pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a)(i) on _________________ pursuant to paragraph (a)(i)

 _  75 days after filing pursuant to paragraph (a)(ii)
---
    on _________________ pursuant to paragraph (a)(ii) of Rule 485
---

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:        Janet Olsen, Esquire
                  Bell, Boyd & Lloyd
                  Three First National Plaza

                  70 West Madison Street, Suite 3300
                  Chicago, Illinois 60602-4207

[Marshall Funds logo]

The Marshall Funds Family

Investment Information and Prospectus

Class Y Shares

October 1999

>  Marshall Equity Income Fund

>  Marshall Large-Cap Growth & Income Fund

>  Marshall Mid-Cap Value Fund

>  Marshall Mid-Cap Growth Fund

>  Marshall Small-Cap Growth Fund

>  Marshall International Stock Fund

>  Marshall Government Income Fund

>  Marshall Intermediate Bond Fund

>  Marshall Intermediate Tax-Free Fund

>  Marshall Short-Term Income Fund

>  Marshall Money Market Fund

[Marshall Funds logo]



The Marshall Funds Story

The Marshall Funds offer a full line of investment choices, from money market funds to bond funds to domestic and international equity funds. Backed by a long history of investment management expertise and managed with uncommon discipline, the Marshall Funds' story is a rich and substantial one. Here's why:

Experience: The Marshall Funds are backed by the solid reputation and recognized experience of M&I Investment Management Corp., the adviser to the Funds. Managing more than $10.5 billion for corporations, foundations, endowments and individuals--including $4.7 billion of the Marshall Funds--M&I Investment Management Corp. was one of the first bank-sponsored investment advisory firms in the country, founded over 25 years ago. But M&I's roots go even deeper. In fact, M&I Bank is the oldest financial institution in Wisconsin, celebrating 150 years in 1997.

Discipline: The Marshall Fund family's hallmark is its highly specialized, style-specific investment approach. By staying "true to the style" of each Fund's objectives, our experienced managers don't bend or compromise the rules. That means each Marshall Fund adheres to the philosophy or "mission" of that Fund. This positions the Marshall Funds as excellent components in an asset allocation plan. In other words, if you buy a small-cap growth fund, it will stay a small-cap growth fund. There will be no surprises.

Capability: More than 50 dedicated, experienced investment professionals back up the Marshall Funds. With an average of more than 15 years of industry experience, our portfolio managers have proven their abilities through good markets and bad. To do their jobs, the entire staff leverages state of the art technology, including the best in Portfolio Management Systems, Performance Analysis Services, Trading Systems and Electronic Information Services.

Research: We believe in exhaustive and extensive research to inform investment selections in the Marshall Funds. That's why M&I portfolio managers and analysts spend a substantial amount of their time in face-to-face meetings with the top management of firms they are analyzing, travelling to companies across the country to evaluate management, operations, strategies and products first-hand. Wall Street analysts' coverage is studied on a daily basis as well.

Efficiency: The Marshall Funds are managed to help keep costs as low as possible, and the Funds' expense ratios have dropped below the industry averages for their Fund peer groups as a result of our continued sales efforts and effective expense management.


Not part of the prospectus              Not FDIC Insured              No Bank Guarantee          May Lose Value

[Logo of Marshall Funds]

Class Y Shares



Table of Contents

Risk/Return Summary                                           2
 . Equity Funds

  Marshall Equity Income Fund                                 3
  Marshall Large-Cap Growth &Income Fund                      3
  Marshall Mid-Cap Value Fund                                 4
  Marshall Mid-Cap Growth Fund                                4
  Marshall Small-Cap Growth Fund                              5
  Marshall International Stock Fund                           6
 . Income Funds

  Marshall Government Income Fund                             7
  Marshall Intermediate Bond Fund                             7
  Marshall Intermediate Tax-Free Fund                         8
  Marshall Short-Term Income Fund                             8
 . Money Market Fund

  Marshall Money Market Fund                                  9
Fees and Expenses of the Funds                               10
Main Risks of Investing in the Marshall Funds                11
Securities Descriptions                                      14
How to Buy Shares                                            16
How to Redeem and Exchange Shares                            19
Account and Share Information                                22
Marshall Funds, Inc. Information                             25
Financial Highlights                                         30

Shares of the Marshall Funds, like shares of all mutual funds, are not bank deposits, federally insured, or guaranteed, and may lose value.



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus
October 31, 1999



Risk/Return Summary



The Marshall Funds offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to investors with long-term goals willing to bear the risks of the stock market for potentially greater rewards. The Marshall Funds are managed by the investment professionals at M&I Investment Management Corp. (Adviser).



Risk Return Summary of Mutual Funds



[graphic]

Equity Funds




Marshall Equity Income Fund
Marshall Large-Cap Growth & Income Fund
Marshall Mid-Cap Value Fund
Marshall Mid-Cap Growth Fund
Marshall Small-Cap Growth Fund
Marshall International Stock Fund

Income Funds

Marshall Government Income Fund
Marshall Intermediate Bond Fund
Marshall Intermediate Tax-Free Fund
Marshall Short-Term Income Fund

Money Market Fund
Marshall Money Market Fund



Principal Risks of the Funds


                                     Stock                          Foreign       Debt       Municipal   Asset/Mortgage
                                     Market     Sector    Style   Securities   Securities   Securities       Backed

                                                                                                           Securities

                                     Risks      Risks     Risks      Risks        Risks        Risks         Risks

Marshall Equity Income Fund            X          X         X

Marshall Large-Cap

Growth & Income Fund                   X          X         X
Marshall Mid-Cap Value Fund            X          X         X
Marshall Mid-Cap Growth Fund           X          X         X
Marshall Small-Cap Growth Fund         X          X         X
Marshall International Stock Fund      X          X         X          X
Marshall Government Income Fund                                                     X                          X
Marshall Intermediate Bond Fund                                                     X                          X
Marshall Intermediate Tax-Free                                                      X            X             X

 Fund

Marshall Short-Term Income Fund                                                     X                          X
Marshall Money Market Fund                                                          X                          X


Acomplete description of these risks can be found in the "Main Risks of Investing in the Marshall Funds" section.

An investment in any of the Marshall Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Equity Funds

[graphic]

Marshall Equity Income Fund

[graphic]

Goal: To provide capital appreciation and above-average dividend income.



Strategy: Funds assets are invested in a broadly-diversified portfolio of common stocks whose market capitalization typically exceeds eight billion dollars. In order to provide both capital appreciation and income, the Adviser attempts to structure the portfolio to pursue a yield at least 1% more than the income earned on the stocks in the Standard & Poor's 500 Index (S&P 500). The Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than the S&P 500, higher-than-average dividend yields or a lower-than-average price-to-book value.

Annual Total Return (calendar years 1994-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall Equity Income Fund (Fund) as of the calendar year-end for each of five years.

The "y" axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 35.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1994 through 1998, are: -1.63%, 34.22%, 21.18%, 27.53%, and 10.48%.

Total Return



Best quarter             (4Q98)            11.67%
Worst quarter            (3Q98)            (7.75%)
Most recent quarter      (3Q99)            (8.61%)



Average Annual Total Return through 12/31/98*



                                                               Since 9/30/93

                         1 Year            5 Year                inception
Fund                     10.48%            17.65%                       16.93%
LEIFI                    11.78%            16.62%                       16.03%
S&P500                   28.58%            24.06%                       23.32%


Marshall Large-Cap Growth &Income Fund

[graphic]

Goal: To provide capital appreciation and income.



Strategy: Fund assets are invested in a diversified portfolio of common stocks of large-sized companies whose market capitalization typically exceeds $10 billion. The Adviser looks for companies that are leaders in their industry and have records of above-average financial performance and proven superior management. These types of companies typically offer opportunities for growth and also provide dividend income.

Annual Total Return (calendar years 1993-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall Large-Cap Growth & Income Fund (Fund) as of the calendar year-end for each of six years.

The "y" axis reflects the "% Total Return" beginning with "-10.00%" and increasing in increments of 5.00% up to 35.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1993 through 1998, are: 3.35%, -5.79%, 33.20%, 14.66%, 26.24% and 26.18%.



Total Return


Best quarter            (4Q98)           22.67%
Worst quarter           (3Q98)          (10.08%)
Most recent quarter     (3Q99)           (6.50%)



Average Annual Total Return through 12/31/98*



                                                              Since 11/20/92

                         1 Year            5 Year                inception
Fund                    26.18%            18.04%                 15.43%
LGIFI                   13.58%            17.83%                 17.33%
S&P500                  28.58%            24.06%                 21.65%




*The table shows each Fund's average annual total returns compared to a broad-based market index over a period of time. In addition, the performance of Equity Income Fund is compared to the Lipper Equity Income Funds Index (LEIFI), and the performance of Large-Cap Growth & Income Fund is compared to the Lipper Growth & Income Funds Index (LGIFI), which are indices of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Equity Income Fund and Large-Cap Growth & Income Fund offered by this prospectus are not sold subject to a sales charge (load). The total returns displayed are based on net asset value.

Marshall Mid-Cap Value Fund

[graphic]

Goal: To provide capital appreciation.



Strategy: Fund assets are invested in a diversified portfolio of common stocks of companies similar in size to those within the S&P Mid-Cap 400 Index (S&P
400). As of August 31, 1999, the S&P 400's range was $243 million to $11.5 billion, but frequently changes as the market value of the stocks that comprise the S&P 400 changes or as stocks are added or removed from the S&P 400. The Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than the S&P 500, higher-than-average dividend yields or a lower-than-average price-to-book value. In addition, these companies may have under-appreciated assets, or be involved in company turnarounds or corporate restructurings.

Annual Total Return (calendar years 1994-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall Mid-Cap Value Fund (Fund) as of the calendar year-end for each of five years.

The "y" axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 30.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1994 through 1998, are: 2.08%, 25.39%, 13.91%, 23.38%, and 5.15%.

Total Return



Best quarter                   (4Q98)           12.36%
Worst quarter                  (3Q98)          (13.20%)
Most recent quarter            (3Q99)           (8.96%)


Average Annual Total Return through 12/31/98*


                                                                Since 9/30/93

                         1 Year             5 Year                inception
Fund                      5.15%             13.59%                13.37%
LMCVFI                   (1.72%)            12.03%                11.98%
S&P 400                  19.09%             18.84%                18.45%


Marshall Mid-Cap Growth Fund

[graphic]

Goal: To provide capital appreciation.



Strategy: Fund assets are invested in a diversified portfolio of common stocks of companies similar in size to those within the S&P Mid-Cap 400 Index (S&P
400). As of August 31, 1999, the S&P 400's range was $243 million to $11.5 billion, but frequently changes as the market value of the stocks that comprise the S&P 400 changes or as stocks are added or removed from the S&P 400. The Adviser selects stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distribution, or overall business restructuring.

Annual Total Return (calendar years 1994-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall Mid-Cap Growth Fund (Fund) as of the calendar year-end for each of five years.

The "y" axis reflects the "% Total Return" beginning with "-10.00%" and increasing in increments of 5.00% up to 35.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1994 through 1998, are: -5.64%, 33.74%, 20.61%, 22.73%, and 15.72%.




Total Return

Best quarter                                      (4Q98)   30.61%
Worst quarter                                     (3Q98)  (22.90%)
Most recent quarter                               (3Q99)   (1.12%)


Average Annual Total Return through 12/31/98*



                                                               Since 9/30/93

                         1 Year            5 Year                inception
Fund                     15.72%            16.67%                  16.17%
LMCGFI                   12.79%            14.68%                  14.50%
S&P 400                  19.09%            18.84%                  18.45%




*The table shows each Fund's average annual total returns compared to a broad-based market index over a period of time. In addition, the performance of Mid- Cap Value Fund is compared to the Lipper Mid-Cap Value Funds Index (LMCVFI) and Mid-Cap Growth Fund is compared to the Lipper Mid-Cap Growth Funds Index (LMCGFI), which are indices of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Mid-Cap Value Fund and Mid-Cap Growth Fund offered by this prospectus are not sold subject to a sales charge (load). The total returns displayed are based on net asset value.

Marshall Small-Cap Growth Fund/1/

[graphic]

Goal: To provide capital appreciation.



Strategy: Fund assets are invested in a diversified portfolio of common stocks of small-sized companies similar in size to those within the Russell 2000 Index (Russell 2000). As of August 31, 1999, the Russell 2000's range was $32 million to $3.28 billion, but frequently changes as the market value of the stocks that comprise the Russell 2000 changes or as stocks are added or removed from the Russell 2000. The Adviser selects stocks of companies with above-average earnings growth potential or where significant changes are taking place, such as new products, services or methods of distribution, as well as overall business restructuring.

Annual Total Return (calendar years 1996-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall Small-Cap Growth Fund (Fund) as of the calendar year-end for each of three years.

The "y" axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 10.00% up to 60.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1996 through 1998, are: 50.39%, 23.18%, and 3.41%.

Total Return



Best quarter                (4Q98)                 30.28%
Worst quarter               (3Q98)                (27.56%)
Most recent quarter         (3Q99)                  0.47%



Average Annual Total Return through 12/31/98*



                                                           Since 11/1/95

                                   1 Year                    inception

Fund                                3.41%                     29.65%
LSCFI                              (0.85%)                    10.30%
Russell 2000                       (2.78%)                    11.65%




/1/The SMALL-CAP GROWTH FUND is the successor to the portfolio of a collective trust fund managed by the Adviser. At the Fund's commencement of operations, the assets from the collective trust fund were transferred to the Fund in exchange for Fund shares. The Fund's average annual total return since inception (11/1/95) is 29.65% through 12/31/98. The quoted performance data includes the performance of the collective trust fund for periods before the SMALL-CAP GROWTH FUND'S registration statement became effective on August 30, 1996, adjusted to reflect the SMALL-CAP GROWTH FUND'S expenses. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and was not subject to certain diversification and investment restrictions that are imposed by the 1940 Act and the tax laws applicable to mutual funds. If the collective trust fund had been subject to those requirements and restrictions, the performance may have been adversely affected.

*The table shows the Fund's average annual total returns over a period of time relative to the Russell 2000, a broad-based market index and the Lipper Small Cap Funds Index (LSCFI), which is an index of funds with similar investment objectives.



As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Small-Cap Growth Fund offered by this prospectus are not sold subject to a sales charge (load). The total returns displayed are based on net asset value.

Marshall International Stock Fund

[graphic]

Goal: To provide capital appreciation.



Strategy: Fund assets are invested in common stocks of companies located outside the United States. BPI Global Asset Management LLP (BPI) is the sub-adviser of the Fund. BPI uses a "bottom-up" approach to international investing within overall portfolio management guidelines. The stock selection process begins with identifying companies of any size within industry groups that have historically been successful and have a competitive advantage as evidenced by above-average profit margins, high returns on equity, low leverage and adequate cash flow. The selection process seeks to identify quality companies with attractive returns on equity, shareholder-oriented management, and a strong capital structure. Stocks are selected and retained when they are attractively valued within their industry by using traditional valuation measures such as price-to-book and price-to-earnings ratios, resulting in an approach described as "quality companies at a reasonable price." The portfolio management team closely monitors the Fund's industry weightings and country weightings in relation to its performance benchmark.

Annual Total Return (calendar years 1995-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall International Stock Fund (Fund) as of the calendar year-end for each of four years.

The "y" axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 20.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1995 through 1998, are: 11.55%, 19.65%, 10.86%, and 3.26%.

Total Return



Best quarter                (4Q98)          16.30%
Worst quarter               (3Q98)         (19.06%)
Most recent quarter         (3Q99)           4.09%

-------------------------------------------------


Average Annual Total Return through 12/31/98*



                                                          Since 9/1/94

-------------------------------------------------------------------------------
                                  1 Year                    inception

-------------------------------------------------------------------------------
Fund                               3.26%                      8.65%
-------------------------------------------------------------------------------
LIFI                              12.66%                      8.41%
-------------------------------------------------------------------------------
EAFE Index                        18.23%                      6.09%
-------------------------------------------------------------------------------




*The table shows the Fund's average annual total returns over a period of time. In addition, the performance of the International Stock Fund is compared to the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index), which is an index of international stocks, and the Lipper International Funds Index (LIFI), which is an index of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance. Shares of the International Stock Fund offered by this prospectus are not sold subject to a sales charge (load). The total returns displayed are based on net asset value.

Income Funds

[graphic]

Marshall Government Income Fund

[graphic]

Goal: To provide current income.



Strategy: Fund assets are invested in securities issued by the U.S. government and its agencies and instrumentalities, particularly mortgage-backed securities. The Fund will also invest in dollar roll transactions. The Adviser considers macroeconomic conditions and uses credit and market analysis in developing the overall portfolio strategy. Current and historical interest rate relationships are used to evaluate market sectors and individual securities. The Fund generally maintains an average dollar-weighted maturity of four to 12 years.



Annual Total Return (calendar years 1993-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall Government Income Fund (Fund) as of the calendar year-end for each of six years.

The "y" axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 20.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1993 through 1998, are: 5.99%, -2.74%, 16.97%, 3.04%, 8.43%, and 6.51%.

Total Return



Best quarter                (2Q95)              4.92%
Worst quarter               (1Q94)             (2.13%)
Most recent quarter         (3Q99)              0.27%



Average Annual Total Return through 12/31/98*



                                                              Since 12/13/92

                         1 Year            5 Year                inception
Fund                     6.51%             6.24%                   6.24%
LMI                      6.95%             7.23%                   7.29%
LUSMI                    6.13%             5.70%                   6.17%


Marshall Intermediate Bond Fund

[graphic]

Goal: To maximize total return consistent with current income.



Strategy: Fund assets are invested in intermediate-term investment grade bonds and notes, including corporate, asset-backed, mortgage-backed and U.S. government securities. The Adviser's strategy to achieve total return is to adjust the Fund's weightings in these sectors as it deems appropriate. The Adviser uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of three to 10 years.


Annual Total Return (calendar years 1993-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall Intermediate Bond Fund (Fund) as of the calendar year-end for each of six years.

The "y" axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 20.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1993 through 1998, are: 6.88%, -3.06%, 15.46%, 2.41%, 7.18%, and 6.33%.

Total Return



Best quarter                (2Q95)             4.68%
Worst quarter               (1Q96)            (2.03%)
Most recent quarter         (3Q99)             0.72%



Average Annual Total Return through 12/31/98**



                                                              Since 11/23/92

                         1 Year            5 Year                inception
Fund                     6.33%             5.49%                   5.78%
LGCI                     8.44%             6.66%                   7.10%
LSIBF                    6.99%             5.96%                   6.23%


*The table shows the Fund's average annual total returns over a period of years relative to the Lehman Brothers Mortgage-Backed Securities Index (LMI), a broad-based market index and the Lipper U.S. Mortgage Funds Index (LUSMI), an index of funds with similar investment objectives.



**The table shows the Fund's average annual total returns over a period of time relative to the Lehman Brothers Government/Corporate Intermediate Index (LGCI), a broad-based market index, and the Lipper Short/Intermediate Investment Grade Bond Funds Index (LSIBF), an average of funds with similar investment objectives.



As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Government Income Fund and Intermediate Bond Fund offered by this prospectus are not sold subject to a sales charge (load). The total returns displayed are based on net asset value.

Marshall Intermediate Tax-Free Fund

[graphic]

Goal: To provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.



Strategy: Fund assets are invested in investment-grade municipal securities, which includes debt obligations of states, territories and possessions of the U.S. and political subdivisions and financing authorities of these entities that provide income exempt from federal income tax (including the federal alternative minimum tax). The Adviser selects Fund investments after assessing factors such as the cyclical trend in interest rates, the shape of the municipal yield curve, tax rates, sector valuation and municipal bond supply factors. The Fund will maintain an average dollar-weighted portfolio maturity of three to 10 years.



Annual Total Return (calendar years 1995-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall Intermediate Tax-Free Fund (Fund) as of the calendar year-end for each of four years.

The "y" axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 12.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1995 through 1998, are: 11.54%, 3.84%, 6.79%, and 5.65%.

Total Return



Best quarter                (1Q95)              4.31%
Worst quarter               (1Q96)             (0.63%)
Most recent quarter         (3Q99)              0.06%



Average Annual Total Return through 12/31/98*



                                             Since 2/2/94
                         1 Year                inception

Fund                     5.65%                  5.04%
LB7GOBI                  6.36%                  5.69%
LIMI                     5.59%                  5.00%


Marshall Short-Term Income Fund

[graphic]

Goal: To maximize total return consistent with current income.



Strategy: Fund assets are invested in short- to intermediate-term investment grade bonds and notes, including corporate, asset-backed, mortgage-backed and U.S. government securities. The Adviser changes the Fund's weightings in these sectors as it deems appropriate and uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of six months to three years.


Annual Total Return (calendar years 1993-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall Short-Term Income Fund (Fund) as of the calendar year-end for each of six years.

The "y" axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 10.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1993 through 1998, are: 3.70%, 1.83%, 8.97%, 4.97%, 6.40%, and 4.91%.

Total Return




Best quarter                (2Q95)                                 2.48%
Worst quarter               (1Q94)                                 0.17%
Most recent quarter         (3Q99)                                 1.10%


Average Annual Total Return through 12/31/98**



                                                               Since 11/1/92

                            1 Year          5 Year               inception
Fund                        4.91%            5.39%                 5.05%
LSTIBI                      5.73%            5.43%                 5.43%
ML13                        7.01%            6.04%                 5.93%
DMFA                        5.04%            4.86%                 4.45%




*The table shows the Fund's average annual total returns over a period of time relative to the Lehman Brothers 7-Year General Obligations Bond Index (LB7GOBI), a broad-based market index and the Lipper Intermediate Municipal Funds Index
(LIMI), an average of funds with similar investment objectives.





**The table shows the Fund's average annual total returns over a period of time relative to the Lipper Short-Term Investment Grade Bond Index (LSTIBI), an average of funds with similar investment objectives, the Merrill Lynch 1-3 Year U.S. Government/Corporate Index (ML13), a broad-based market index, and IBC/Donoghue's Taxable Money Fund Average (DMFA), an average of money funds. The investment adviser has elected to change the benchmark of the Fund from the DMFA to the ML13. The ML13 is more representative of the securities typically held by the Fund.

As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Intermediate Tax-Free Fund and Short-Term Income Fund offered by this prospectus are not sold subject to a sales charge (load). The total returns displayed are based on net asset value.

[graphic]

Money Market Fund

Marshall Money Market Fund

[graphic]

Goal: To provide current income consistent with stability of principal.



Strategy: Fund assets are invested in high quality, short-term money market instruments. In order to produce income which minimizes volatility, the Adviser uses a "bottom-up" approach, which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Annual Total Return (calendar years 1993-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall Money Market Fund (Fund) as of the calendar year-end for each of six years.

The "y" axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1993 through 1998, are: 2.99%, 4.06%, 5.78%, 5.27%, 5.44%, and 5.42%.

Total Return



Best quarter                (2Q95)          1.45%
Worst quarter               (2Q93)          0.72%
Most recent quarter         (3Q99)          1.23%





                                            7-Day Net Yield

7-Day Net Yield (as of 12/31/98)*                5.03%


Average Annual Total Return through 12/31/98**



                                                              Since 11/23/92

                               1 Year        5 Year              inception
Fund                           5.42%          5.19%                4.80%
DMFA                           5.04%          4.86%                4.48%


*Investors may call the Fund to learn the current 7-Day Net Yield at 1-800-236-FUND (3863). **The table shows the Fund's average annual total returns over a period of time relative to the IBC/Donoghue's Money Fund Average (DMFA), an average of money funds.



As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Money Market Fund offered by this prospectus are not sold subject to a sales charge (load). The total returns displayed are based on net asset value.

[graphic]



Fees and Expenses of the Funds





This table describes the fees and expenses that you may pay if you buy and hold Class Y Shares.


                                                 Equity      Large-Cap     Mid-Cap   Mid-Cap   Small-Cap
                                                 Income   Growth &Income    Value     Growth     Growth

                                                  Fund         Fund          Fund      Fund       Fund

Shareholder Fees (fees paid directly from your investment)

                                                 None     None             None      None      None

Annual Fund Operating Expenses (expenses deducted and expressed as a percentage of the Fund's net assets)

Management Fee                                     0.75%            0.75%     0.75%     0.75%       1.00%
Shareholder Servicing Fee                          0.25%            0.25%     0.25%     0.25%       0.25%
Other Expense                                      0.17%            0.20%     0.25%     0.21%       0.34%
Total Annual Fund Operating Expenses(1)            1.17%            1.20%     1.25%     1.21%       1.59%


                                                   International      Government      Intermediate      Intermediate
                                                       Stock            Income            Bond            Tax-Free
                                                       Fund              Fund             Fund              Fund

Shareholder Fees (fees paid directly from your investment)

                                                       None               None            None              None

Annual Fund Operating Expenses (expenses deducted and expressed as a percentage of the Fund's net assets)

Management Fee                                            1.00%(2)        0.75%(2)          0.60%(2)          0.60%(2)
Shareholder Servicing Fee                                 0.25%           0.25%(3)          0.25%(3)          0.25%(3)
Other Expense                                             0.26%           0.19%             0.14%             0.24%
Total Annual Fund Operating Expenses(1)                   1.51%           1.19%             0.99%             1.09%


                                                     Short-Term      Money
                                                       Income        Market

                                                        Fund          Fund

Shareholder Fees (fees paid directly from your

 investment)

                                                        None            None

Annual Fund Operating Expenses (expenses deducted and expressed as a percentage of the Fund's net assets)

Management Fee                                           0.60%(2)    0.50%(2)
Shareholder Servicing Fee                                0.25%(3)    0.02%
Other Expense                                            0.22%       0.14%
Total Annual Fund Operating Expenses(1)                  1.07%       0.66%




(1) Although not contractually obligated to do so, the adviser and other service providers waived certain amounts. The net expenses the Funds actually paid for the fiscal period ended August 31, 1999 are shown below.





Total Annual Fund Operating Expenses

(after waivers)                                  1.17%  1.20%  1.25%  1.21%  1.59%



Total Annual Fund Operating Expenses

(after waivers)                                  1.50%  0.86%  0.71%  0.61%  0.51%  0.41%





(2) The adviser voluntarily waived a portion of the management fee. The adviser may terminate this voluntary waiver at any time. The management fees paid by the International Stock Fund, Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund, Short-Term Income Fund and Money Market Fund (after the voluntary waivers) were 0.99%, 0.65%, 0.55%, 0.35%, 0.27% and 0.25% for the fiscal year ended August 31, 1999.

(3) The Shareholder Servicing Fee for Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund and Short-Term Income Fund has been voluntarily reduced. The shareholder servicing agent may terminate this voluntary reduction at any time. The Shareholder Servicing Fee (after the voluntary reduction) was 0.02% for Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund and Short-Term Income Fund for the fiscal year ended August 31, 1999.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. Marshall & Ilsley Trust Company and its affiliates receive advisory, custodial, shareholder services and administrative fees for the services they provide to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the Marshall Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each of the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would
be:

                                                     Equity          Large-Cap        Mid-Cap      Mid-Cap       Small-Cap
                                                     Income        Growth &Income      Value        Growth         Growth

                                                      Fund              Fund           Fund          Fund           Fund

1 Year                                                 $  119            $  122       $  127        $  123          $  162
3 Years                                                $  372            $  381       $  397        $  384          $  502
5 Years                                                $  644            $  660       $  686        $  665          $  866
10 Years                                               $1,420            $1,455       $1,511        $1,466          $1,889


                                                 International  Government  Intermediate  Intermediate  Short-Term  Money
                                                     Stock        Income        Bond        Tax-Free      Income    Market
                                                     Fund          Fund         Fund          Fund         Fund      Fund

1 Year                                                  $  154      $  121        $  101        $  111      $  109    $ 67
3 Years                                                 $  477      $  378        $  315        $  347      $  340    $211
5 Years                                                 $  824      $  654        $  547        $  601      $  590    $368
10 Years                                                $1,802      $1,443        $1,213        $1,329      $1,306    $822

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Main Risks of Investing in the Marshall Funds



[graphic]



Stock Market Risks. The EQUITY FUNDS are subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks are more volatile than debt securities. Greater volatility increases risk, but offers the potential for greater reward.

[graphic]

What About Portfolio Turnover?

Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Funds' Adviser or Sub-adviser believes it is appropriate to do so in light of a Fund's investment goal. A higher portfolio turnover rate increases transaction expenses that must be borne directly by a Fund (and thus, indirectly by its shareholders), and affect Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to shareholders, are taxable to them.

[graphic]

Stock market risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium or large capitalization (market value). The potential risks are higher with small- and medium-capitalization companies and lower with large-capitalization companies. Therefore, you should expect that investments in the SMALL-CAP GROWTH FUND, the MID-CAP GROWTH FUND and the MID-CAP VALUE FUND will be more volatile than broad stock market indices such as the S&P 500 or funds that invest in large-capitalization companies, such as the LARGE-CAP GROWTH & INCOME FUND and the EQUITY INCOME FUND.



Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Foreign Securities Risks. Foreign securities pose additional risks over U.S.- based securities for a number of reasons. Because the INTERNATIONAL STOCK FUND invests primarily in foreign securities, you should expect that these factors may adversely affect the value of an investment in the Fund. Foreign economic, governmental and political systems may be less favorable than those of the United States. Foreign governments may exercise greater control over their economies, industries and citizens' rights. Specific risk factors related to foreign securities include: inflation, taxation policies, currency exchange rates and regulations and accounting standards. The INTERNATIONAL STOCK FUND may incur higher costs and expenses when making foreign investments, which will affect the Fund's total return.

Foreign securities may be denominated in foreign currencies. Therefore, the value of a Fund's assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although the INTERNATIONAL STOCK FUND values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Fund may be exposed to currency risks over an extended period of time.



Sector Risks. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Euro Risks. The INTERNATIONAL STOCK FUND makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the INTERNATIONAL STOCK FUND'S investments.

[graphic]

What About Bond Ratings?

When the Funds invest in bonds and other debt securities and/or convertible securities, some will be rated in the lowest investment grade category (e.g., BBB or Baa). Bonds rated BBB by Standard and Poor's or Baa by Moody's Investors Services, Inc. have speculative characteristics. Unrated bonds will be determined by the Adviser to be of like quality and may have greater risk (but a potentially higher yield) than comparable rated bonds. If a bond is downgraded, the Adviser will re-evaluate the bond and determine whether or not the bond is an acceptable investment.

With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals.

Debt Securities Risks. Risks of debt securities will affect the INCOME FUNDS.

[graphic]




      Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that the value of investments in a Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so.

      In addition, longer-term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset values of a Fund to fluctuate accordingly.

      The credit quality of a debt security is based upon the issuer's ability to repay the security. If payments on a debt security are not paid when due, that may cause the net asset value of a Fund holding the security to go down.

      Debt securities may also be subject to call risk. If interest rates decline, an issuer may repay (or "call") a debt security held by a Fund prior to its maturity. If this occurs, the Adviser may have to reinvest the proceeds in debt securities paying lower interest rates. If this happens, a Fund may have a lower yield.

Municipal Securities Risks. An investment in the INTERMEDIATE TAX-FREE FUND will be affected by municipal securities risks. Local political and economic factors may adversely affect the value and liquidity of municipal securities held by a Fund. The value of municipal securities also may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to federal income tax.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. A Fund's yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities.

      Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.



[graphic]



Securities Descriptions

[graphic]

Equity Securities. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The EQUITYFUNDS cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

Common Stocks. Common stocks are the most prevalent type of equity security.
     Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

[graphic]





FixedIncome Securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the Funds invest.

Treasury Securities. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Commercial Paper. Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities. Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

Mortgage Backed Securities. Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms.

     Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.





Dollar Rolls. Dollar rolls are transactions where a fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are "to be announced" mortgage backed securities or "TBAs." Dollar rolls are subject to interest rate risks and credit risks.

     These transactions may create leverage risks.

AssetBacked Securities. Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Bank Instruments. Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Insurance Contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities.

Securities Lending. The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Funds will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to interest rate risks and credit risks.

Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, each of the Marshall Funds (except MONEY MARKET FUND) may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (for example, commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily forego greater investment returns for the safety of principal.



[graphic]

How to Buy Shares



What Do Shares Cost? You can buy shares of a Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. When a Fund receives your transaction request in proper form, it is processed at the next determined NAV. Each NAV is calculated for each of the Funds (other than MONEY MARKET FUND) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The NAV for the MONEY MARKET FUND is determined twice daily at 12:00 Noon (Central Time) and 3:00 p.m. (Central Time). In calculating NAV, a Fund's portfolio is valued using market prices.



     Securities held by the INTERNATIONAL STOCK FUND may trade on foreign exchanges on days (such as weekends) when the INTERNATIONAL STOCK FUND does not calculate NAV. As a result, the NAV of the INTERNATIONAL STOCK FUND's shares may change on days when you cannot purchase or sell the Fund's shares.

     To open an account with the Marshall Funds, your first investment must be at least $1,000. However, you can add to your existing Marshall Funds account directly or through the Funds' Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Funds' discretion. Keep in mind that Authorized Dealers may charge you fees for their services in connection with your share transactions.

How Do I Purchase Shares? You may purchase shares directly from the Funds by completing and mailing the Account Application and sending your payment to the Fund by check or wire.

               Once you have opened an account with an Authorized Dealer, you may purchase additional Fund shares by contacting Marshall Funds Investor Services (MFIS) at 1-800-236-FUND (3863).

               Trust customers of an M&I Trust Company may purchase shares by contacting their trust account officer.

               You may purchase shares through a broker-dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Funds' prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

               Your purchase order must be received by the Funds by 12:00 Noon (Central Time) for the MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds to get that day's NAV. Each Fund reserves the right to reject any purchase request. It is the responsibility of MFIS, any Authorized Dealer or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. Orders placed through one of these entities are considered received when the Funds are notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

               In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a Social Security or tax identification number.

[graphic]

Will the Small-Cap Growth Fund Always be Open to New Investors? It is anticipated that the SMALL-CAP GROWTH FUND will be closed to new investors once its assets reach $500 million, subject to certain exceptions. However, if you own shares of the Fund prior to the closing date, you will still be able to reinvest dividends and add to your investment in the Fund.

[graphic]

               Fund Purchase Easy Reference Table

[graphic]

 Minimum Investments

       $1,000  .  To open an Account

       $50 . To add to an Account (including through a Systematic Investment Program)

[graphic]

 Phone  1-800-236-FUND (3863)

     .  Contact Marshall Funds Investor Services (MFIS).

     .  Complete an application for a new account.

     . If you authorized telephone privileges on your account application or by subsequently completing an authorization form, you may purchase additional shares or exchange shares from another Fund having an identical shareholder registration.

[graphic]

 Mail

     . To open an account, send your completed account application and check payable to

      "Marshall Funds" to the following address:



               Marshall Funds Investor Services
               P.O. Box 1348
               Milwaukee, WI 53201-1348



     . To add to your existing Fund Account, send in your check, payable to "Marshall Funds", to the same address. Indicate your Fund account number on the check.

[graphic]

 In Person

     . Bring in your completed account application (for new accounts) (M-F 8-5 Central Time) and a check payable to "Marshall Funds" to:

               Marshall Funds Investor Services
               1000 N. Water Street, 13th Floor
               Milwaukee, WI 53202

[graphic]

 Wire

     . Notify MFIS at 1-800-236-FUND (3863) by 12:00 Noon (Central Time) for the MONEY MARKET FUND and 3:00 p.m. (Central Time) for the other Funds. If your purchase order for the MONEY MARKET FUND is received by 12:00 Noon (Central
Time) and your wire is received by M&I Bank by 3:00 p.m. (Central Time), you will begin receiving dividends on that day.

     .  Then wire the money to:

               M&I Marshall & Ilsley Bank
               ABA Number 075000051

      Credit to: Marshall Funds, Deposit Account, Account Number 27480;

      Further credit to: Class Y Shares [Identify name of Fund] Re: [Shareholder name and account number]

     . If a new Account, fax application to: Marshall Funds Investor Services at 1-414-287-8511.

     . Mail a completed account application to the Fund at the address above under "Mail."

     . Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Funds and the Federal Reserve wire system are open for business.

[graphic]

 Systematic Investment Program

     . You can have money automatically withdrawn from your checking account ($50 minimum) on predetermined dates and invest it in a Fund at the next Fund share price determined after MFIS receives the order.

     . The $1,000 minimum investment requirement is waived for investors purchasing shares through the Systematic Investment Program.

     .  Call MFIS at 1-800-236-FUND (3863) to apply for this program.

[graphic]

Marshall Funds OnLine/SM/

 . You may purchase Fund shares via the Internet through Marshall Funds OnLine/SM/ at www.marshallfunds.com. See "Fund Transactions Through Marshall Funds OnLine/SM/" in the Account and Share Information section.

[graphic]



 Additional Information About Checks and Automated Clearing House (ACH) Transactions Used to Purchase Shares





    . If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee.



    . If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.

    . All checks should be made payable to the "Marshall Funds".

   How to Redeem and Exchange Shares

[graphic]



How Do I Redeem Shares? You may redeem your Fund shares by several methods, described below under the "Fund Redemption Easy Reference Table." You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.



               Trust customers of M&I Trust Companies should contact their account officer to make redemption requests.

               Telephone or written requests for redemptions must be received in proper form as described below and can be made through MFIS or any Authorized Dealer. It is the responsibility of MFIS, and Authorized Dealer or service provider to promptly submit redemption requests to a Fund.

               Redemption requests for the Funds must be received by 12:00 Noon (Central Time) for the MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds in order for shares to be redeemed at that day's NAV. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.



Will I Be Charged a Fee for Redemptions? You will not be charged a fee by a Fund for redeeming shares. However, you may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than MFIS or the M&I Trust Companies), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees.



Fund Redemption Easy Reference Table

[graphic]



 Phone 1-800-236-FUND (3863) (Except Retirement Accounts, which must be done in writing)

     . If you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone. If you are a customer of an authorized broker-dealer, you must contact your account representative.

[graphic]

 Mail

     . Send in your written request to the following address, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem to:

               Marshall Funds Investor Services
               P.O. Box 1348
               Milwaukee, WI 53201-1348

     . If you want to redeem shares held in certificate form, you must properly endorse the share certificates and send them by registered or certified mail. Additional documentation may be required from corporations, executors, administrators, trustees or guardians.

     .  For additional assistance, call 1-800-236-FUND (3863).

[graphic]

 In Person

     . Bring in the written redemption request with the information described in "Mail" above to Marshall Funds Investor Services, 1000 N. Water Street, 13th Floor, Milwaukee, WI, 53202 (M-F 8-5 Central Time). The proceeds from the redemptions will be sent to you in the form of a check or by wire.

[graphic]

 Wire/Electronic Transfer

     . Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your account application or by subsequent form.

     . Wires of redemption proceeds will only be made on days on which the Funds and the Federal Reserve wire system are open for business.

     .  Wire-transferred redemptions may be subject to an additional fee.

     . Redemption requests for the MONEY MARKET FUND must be received by 12:00 Noon (Central Time) if you want the proceeds to be wired the same day.

[graphic]

 Systematic Withdrawal Program

     . If you have a Fund account balance of at least $10,000, you can have predetermined amounts of at least $100 automatically redeemed from your Fund account on predetermined dates on a monthly or quarterly basis.

    . Contact MFIS to apply for this program.

[graphic]

 Checkwriting (Money Market Fund Only)

     . You can redeem shares of the MONEY MARKET FUND by writing a check in an amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form. The Fund will then provide you with the checks.

    . Your check is treated as a redemption order for Fund shares equal to the amount of the check.

    . A check for an amount in excess of your available Fund account balance will be returned marked "insufficient funds."

    . Checks cannot be used to close your Fund account balance.

     .     Checks  deposited  or  cashed  through  foreign  banks  or  financial institutions may be subject to local bank charges.

[graphic]

Marshall Funds OnLine/SM/

 . You may redeem Fund shares via the Internet through Marshall Funds OnLine/SM/ at www.marshallfunds.com. See "Fund Transactions Through Marshall Funds OnLine/SM/" in the Account and Share Information section.

Additional Conditions for Redemptions

[graphic]

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

     .    when you want a redemption to be sent to an address other than the one you have on record with a Fund;

      . when you want the redemption payable to someone other than the shareholder of record; or

       . when your redemption is to be sent to an address of record that was changed within the last 30 days.

       Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

      .  to allow your purchase payment to clear;

      .  during periods of market volatility; or



       . when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

       You will not accrue interest or dividends on uncashed checks from a Fund. If those checks are undeliverable and returned to a Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.



Exchange Privilege. You may exchange Class Y Shares of a Fund for Class Y Shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund. An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction. Signatures must be guaranteed if you request and exchange into another fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

Exchanges by Telephone. If you have completed the telephone authorization section in your account application or an authorization form obtained through MFIS, you may telephone instructions to MFIS to exchange between Fund accounts that have identical shareholder registrations. Customers of broker-dealers, financial institutions or service providers should contact their account representative. Telephone exchange instructions must be received before 3:00 p.m. (Central Time) for shares to be exchanged the same day. However, you will not receive a dividend of the Fund into which you exchange on the date of the exchange.

       The Funds and their service providers will record your telephone instructions. The Funds will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.

Frequent Traders. The Funds' management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and its other shareholders. If this occurs, the Fund may terminate a shareholder's purchase and/or exchange privileges.

[graphic]

      Account and Share Information

Fund Transactions Through Marshall Funds OnLine/SM/. If you have previously established an account with the Funds, and have signed an OnLine/SM/ Agreement, you may purchase, redeem or exchange shares through the Marshall Funds Internet Site on the World Wide Web (http://www.marshallfunds.com) (the Web Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site--you may only establish a new Fund account under the methods described in the How to Buy Shares section.

[graphic]

       Trust customers of M&I Trust Companies should contact their account officer for information on the availability of transactions over the Internet.

       You should contact MFIS at 1-800-236-FUND (3863) to get started. MFIS will provide instructions on how to create and activate your Personal Identification Number (PIN). If you forget or lose your PIN number, contact MFIS.

Online Conditions. Because of security concerns and costs associated with maintaining the Web Site, purchases, redemptions, and exchanges through the Web Site are subject to the following daily minimum and maximum transaction amounts:



                             Minimum                Maximum

Purchases                       $50                 $100,000
Redemptions                  By ACH: $50         By ACH: $50,000
                           By wire: $1,000      By wire: $50,000

Exchanges                       $50                 $100,000


       Shares may be redeemed or exchanged based on either a dollar amount or number of shares. If you are redeeming or exchanging based upon number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.



       Your transactions through the Web Site are effective at the time they are received by a Fund, and are subject to all of the conditions and procedures described in this prospectus.



       You may not change your address of record, registration, or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

Online Risks. If you utilize the Web Site for account histories or transactions, you should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers).



       While the Funds and their service providers have established certain security procedures, the Funds, their distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of a third party--should this happen, you should consider purchasing, redeeming or exchanging shares by another method. The Marshall Funds, its transfer agent, distributor and MFIS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.



Confirmations and Account Statements. You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid.

       You may request photocopies of historical confirmations from prior years. The Funds may charge a fee for this service.

Dividends and Capital Gains. Dividends of the INCOME FUNDS and MONEY MARKET FUND are declared daily and paid monthly. You will receive dividends declared subsequent to the issuance of your shares, through the day your shares are redeemed.

       Dividends of the EQUITY FUNDS are declared and paid quarterly, except for the INTERNATIONAL STOCK FUND, which declares and pays dividends annually. Dividends are paid to all shareholders invested in the EQUITY FUNDS on the record date.



[graphic]

What is a Dividend and Capital Gain?

A dividend is the money paid to shareholders that a mutual fund has earned from the income on its investments. A capital gain distribution is the money paid to shareholders from a Fund's profit derived from the sale of an investment, such as a stock or bond.

       In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment.




       If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a Fund declares a dividend or capital gain.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum value of $1,000.

       Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.



Multiple Classes. The Marshall Funds have adopted a plan that permits each Fund to offer more than one class of shares. Currently, the Funds offer two classes of shares. All shares of each Fund or class have equal voting rights and will generally vote in the aggregate and not by Fund or class. There may be circumstances, however, when shareholders of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect their performance.



Year 2000 Readiness



     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds, that rely on computers.



     While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. The Funds' shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.



     Year 2000 problems could also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities.



     The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

Tax Information



Federal Income Tax. The Funds send you a statement of your account activity to assist you in completing your federal, state and local tax returns. For taxable investors, Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets. Fund distributions for the EQUITY INCOME FUND, MID-CAP VALUE FUND and LARGE-CAP GROWTH & INCOME FUND are expected to be both dividends and capital gains. Fund distributions for the other EQUITY FUNDS are expected to be primarily capital gains, and fund distributions of the INCOME FUNDS and MONEY MARKET FUND are expected to be primarily dividends.



     It is anticipated that INTERMEDIATE TAX-FREE FUND'S distributions will be primarily dividends that are exempt from federal income tax, although a portion of that Fund's dividends may not be exempt. Even if dividends are exempt from federal income tax, they may be subject to state and local taxes. You may have to include certain dividends as taxable income if the federal alternative minimum tax applies to you.

     Please consult your tax adviser regarding your federal, state and local tax liability. Redemptions and exchanges of Fund shares are taxable sales.

      Marshall Funds, Inc. Information

[graphic]

Management of the Marshall Funds. The Board of Directors governs the Funds. The
    Board selects and oversees the Adviser, M&I Investment Management Corp. The Adviser manages each Fund's assets, including buying and selling portfolio securities. The Adviser's address is 1000 North Water Street, Milwaukee, Wisconsin, 53202. The Adviser has entered into a subadvisory contract with BPI Global Asset Management LLP (BPI or Sub-Adviser), to manage the INTERNATIONAL STOCK FUND, subject to oversight by the Adviser.



Adviser's Background. M&I Investment Management Corp. is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corp., a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 1999, the Adviser had approximately $10.3 billion in assets under management, of which $4.7 billion is in Marshall Funds assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Funds) since 1985.





Sub-Adviser's Background. BPI Global Asset Management LLP is a registered investment adviser and provides management for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located in both Canada and the United States. As of August 31, 1999, BPI had approximately $2.3 billion in assets under management. The Sub-Adviser's address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.



Portfolio Managers. The EQUITY INCOME FUND is managed by Bruce P. Hutson, who has been a vice president of the Adviser since 1973 and a member of the equity policy group since January 1990. Mr. Hutson holds a B.B.A. degree from the University of Wisconsin-Whitewater.

      The LARGE-CAP GROWTH & INCOME FUND is managed by William J. O'Connor. Mr. O'Connor has been a vice president of the Adviser since February 1995 when he rejoined the firm after serving as vice president and director of equity research for Arnold Investment Counsel. Prior to joining Arnold, he had been a vice president, portfolio manager, and research analyst with the Adviser from 1979 to 1991. Mr. O'Connor is a Chartered Financial Analyst and holds a bachelor's degree in Commerce from Santa Clara University and an M.B.A. in Finance from the University of Wisconsin-Madison.

[graphic]

      The MID-CAP VALUE FUND is co-managed by Matthew B. Fahey and John C. Potter. Mr. Fahey has been a vice president of the Adviser since 1988. He earned a B.A. degree in Business Administration from the University of Wisconsin-Milwaukee and holds an M.B.A. degree from Marquette University. Mr. Potter has been a vice president of the Adviser since 1997. From April 1994 to June 1997, Mr. Potter was a senior securities analyst for the EQUITY INCOME FUND. Previously, from November 1991 to April 1994, he was a senior auditor for Marshall & Ilsley Corporation. Mr. Potter is a Chartered Financial Analyst and holds a B.B.A. degree in Finance from the University of Wisconsin-Madison.

      The MID-CAP GROWTH FUND and the SMALL-CAP GROWTH FUND are managed by Steve
    D. Hayward. Prior to joining the Adviser as a vice president in December 1993, Mr. Hayward served as senior portfolio manager of AMOCO Corporation and managed two aggressive growth-oriented mutual funds for American Asset Capital Management. Mr. Hayward, who is a Chartered Financial Analyst, received a B.A. in Economics from North Park College, and an M.B.A. in Finance from Loyola University.

         The INTERNATIONAL STOCK FUND is managed by Daniel R. Jaworski, founder, Managing Director and Chief Investment Officer of the Sub-Adviser. Prior to founding BPI in March 1997, Mr. Jaworski was a portfolio manager at Lazard Freres & Co. LLC, from June 1993 to December 1994, and from January 1995 to March 1997 was a portfolio manager at STI Capital Management. Mr. Jaworski received a B.A. in Economics and Computer Science from Concordia College and received his M.B.A. in Finance from the University of Minnesota.

[graphic]

The GOVERNMENT INCOME FUND is managed by Joseph M. Cullen. Mr. Cullen joined the
    Adviser in January 1999 and has managed the Fund since that time. He was formerly a portfolio manager at Lincoln Investment Management, Inc. from 1997 to 1998, and was a portfolio analyst from 1991 to 1994. From 1994 to 1997 he was a fixed income portfolio manager at The Boston Company Asset Management, Inc. Mr. Cullen, who is a Chartered Financial Analyst, received a B.A. in Economics with a Minor in Mathematics from Ripon College, and an M.B.A. in Finance from Carnegie Mellon University.

      The INTERMEDIATE BOND FUND and SHORT-TERM INCOME FUND are managed by Mark Pittman. Mr. Pittman is a vice president of the Adviser, which he joined in June 1994. Prior to that time, he spent five years with Valley Trust Company managing fixed income portfolios and common trust funds. In addition, he was a member of the Valley Trust Company Investment Committee and Asset Allocation Committee. Mr. Pittman is a Chartered Financial Analyst and holds M.B.A. and B.B.A. degrees in Finance from the University of Wisconsin-Madison.

      The INTERMEDIATE TAX-FREE FUND is managed by John D. Boritzke, who is a vice president of the Adviser responsible for tax-exempt fixed income portfolio management. He joined the Adviser in November 1983. Since 1985, he has been managing tax-exempt fixed income portfolios and common trust funds of Marshall & Ilsley Trust Company. Mr. Boritzke has been a member of the Adviser's Fixed Income Policy Group since 1985 and has been the Director of the Group since 1998. He is a Chartered Financial Analyst and holds M.B.A.

    and B.S. degrees from Marquette University.

[graphic]

      The MONEY MARKET FUND is managed by Richard M. Rokus, who is a vice president of the Adviser. Mr. Rokus has managed the MONEY MARKET FUND since January 1, 1994, and has been employed by the Adviser since January 1993. Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. in Finance from the University of Wisconsin-Whitewater.

Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows:


Fund                                                     Advisory Fee
Money Market Fund                                           0.50%
Short-Term Income Fund                                      0.60%
Intermediate Bond Fund                                      0.60%
Intermediate Tax-Free Fund                                  0.60%
Government Income Fund                                      0.75%
Large-Cap Growth & Income Fund                              0.75%
Mid-Cap Value Fund                                          0.75%
Equity Income Fund                                          0.75%
Mid-Cap Growth Fund                                         0.75%
Small-Cap Growth Fund                                       1.00%
International Stock Fund                                    1.00%

      The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.



Affiliate Services and Fees. Marshall & Ilsley Trust Company (M&I Trust), an affiliate of the Adviser, provides services to the Funds as custodian of the assets, shareholder services agent, sub-transfer agent and (effective 1/1/2000) administrator directly and through its division, Marshall Funds Investor Services. For each domestic Fund, the annual custody fees are 0.02% of the first $250 million of assets held plus 0.01% of assets exceeding $250 million, calculated on each Fund's average daily net assets. M&I Trust Company is entitled to receive shareholder services fees directly from the Funds in amounts up to a maximum annual percentage of the Funds' average daily net assets (ADNA) as follows:





                                      Shareholder Services Fee


Equity Funds                                             0.25%
Income Funds                                             0.25%
Money Market Fund                                        0.02%




      As shareholder services agent, M&I Trust has the discretion to waive a portion of its fees. However, any waivers of shareholder services fees are voluntary and may be terminated at any time in its sole discretion.





      Effective 1/1/2000, M&I Trust will be administrator of the Funds. Federated Services Company will be sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of the aggregate Funds' ADNA as follows:





Maximum Fee*                                      Funds' ADNA

 0.15%                              on the first $250 million
0.125%                               on the next $250 million
0.100%                               on the next $250 million
0.075%                            on assets over $750 million


      * The administrative services fee for the SMALL-CAP GROWTH FUND is 0.12% of that Fund's ADNA. All fees of the sub-administrator will be paid by M&I Trust. The overall administrative fee as stated in the SAI, is not expected to change.





      M&I Trust receives an annual per-account fee which differs among the Funds for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system. M&I Trust also, from time to time, receives reimbursement from the Funds' distributor and its affiliates for certain expenses incurred in marketing the Funds and for other administrative services on behalf of shareholders.



Supplemental Performance Information of the Sub-Adviser to the Marshall International Stock Fund



         BPI Global Asset Management LLP (BPI) has served as sub-adviser for the Marshall International Stock Fund ("the Fund") since March 29, 1999. Since the Fund's inception on September 2, 1994 through March 29, 1999, the Fund was sub-advised by another firm. Daniel R. Jaworski, BPI's Managing Director, currently serves as the portfolio manager for the Fund. Supplemental information is presented below to summarize BPI's and Mr. Jaworski's historical performance results for various entities other than the Marshall International Stock Fund. Historical performance of these other accounts is not a substitute for and is not indicative of future results of the Fund.





         Mr. Jaworski was employed at STI Capital Management and managed the SunTrust Commingled Fund (a commingled investment fund with similar investment objectives, policies, strategies and risks to the Marshall International Stock Fund) for the period from February 1, 1995 to November 30, 1995. The following table summarizes the returns of the SunTrust Commingled Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI-EAFE).





                                                 Gross      Net      MSCI-EAFE
                                                of Fees   of Fees   Performance

1Q1995 (1)                                         6.70%     6.46%         5.93%
2Q1995                                            12.18     11.79          0.73
3Q1995                                            11.94     11.55          4.17
4Q1995 (2)                                         4.57      4.20          4.05

The commingled fund was not a mutual fund registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain diversification and investment restrictions imposed by the 1940 Act. If the commingled fund had been registered under the 1940 Act, the performance may have been adversely affected.

         (1) Not a full quarter -- excludes performance from 1/1/1995 to 1/31/1995. (2) Not a full quarter -- excludes performance from 12/1/1995 to 12/31/1995.

         Mr. Jaworski was subsequently promoted to Director of International Portfolio Management & Research and Senior Portfolio Manager for the STI Classic International Equity Fund (a mutual fund with investment objectives, policies, strategies and risks similar to those of the Marshall International Stock Fund) from December 1, 1995 to March 31, 1997. The following table summarizes the returns of the STI Classic International Equity Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the MSCI-EAFE Index:



                             Gross      Net      MSCI-EAFE
                            of Fees   of Fees   Performance

12/1/95 - 12/31/95             4.02%     3.50%         4.03%
1Q1996                         5.09      4.72          2.89
2Q1996                         5.89      5.52          1.58
3Q1996                         1.57      1.21         -0.13
4Q1996                         9.54      9.16          1.59
Annual 1996                   23.82     22.08          6.05
1Q1997                         4.43      4.06         -1.57

The average annual total return for the STI Classic International Fund for the one-year period from 4/1/96 to 3/31/97 was 21.31% as compared to 1.44% for the MSCI-Eafe for the same period. In additon, the fund's average annual total return from its inception on 12/1/95 to 3/31/97 was 32.00%, compared to 6.39% for the MSCI-EAFE for the same period.



   Mr. Jaworski left STI Capital Management, along with several other investment team members, to create BPI and serve as its Managing Director and Chief Investment Officer. The following table sets forth BPI's composite performance information relating to the performance of institutional private accounts managed by BPI, during the periods indicated, that have investment objectives, policies, strategies, and risks substantially similar to those of the Marshall International Stock Fund. The performance information is provided to illustrate BPI's historical performance in managing similar accounts as measured against the MSCI-EAFE Index.





                                  Gross      Net      MSCI-EAFE
                                 of Fees   of Fees   Performance

1Q1997                             N/A       N/A         N/A
2Q1997                             16.96%    16.73%        12.98%
3Q1997                              8.67      8.54         -0.70
4Q1997                             -3.36     -3.48         -7.83
Annual 1997(1)                     22.83     22.29          3.40
1Q1998                             18.20     18.06         14.71
2Q1998                              4.14      4.01          1.06
3Q1998                            -12.38    -12.56        -14.21
4Q1998                             14.84     14.62         20.66
Annual 1998                        23.86     23.06         20.00
1Q1999                              0.35      0.15          1.39
2Q1999                              6.01      5.75          2.54
3Q1999                              4.43      4.16          4.39

The following accounts managed by BPI and Mr. Jaworski are not included in the composite performance for the reasons noted: (1) three Canadian international mutual funds, where "international" as defined by a Canadian investor includes an allocation to the U.S. and no allocation to Canada; (2) Masters' Select International Fund, a fund that uses multiple subadvisers, one of which is BPI; and (3) one private account that only holds American Depositary Receipts (ADRs).

         (1) Not a full year -- excludes performance from 1/1/1997 to 3/31/1997.



         BPI represents that the composite performance information shown above has been calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"). AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers (such as BPI). These AIMR performance presentation standards are intended to (1) promote full and fair presentations by investment advisers of their performance results, and (2) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.



         The returns in each of the above tables are calculated on a total return basis and include all dividends and interest, accrued income and all realized and unrealized gains and losses. The "Net of Fees" figures reflect the deduction of advisory and other fees paid by the accounts -
         - "Gross of Fees" does not include these fees, but does include certain trading costs and embedded fees (e.g., "wrap fees") that cannot be unbundled and have been deducted. The investment results of BPI have been audited up to March 31, 1999. Information from that date to May 1, 1999 has not been verified by the Marshall Funds or Federated Securities Corp. and is unaudited.



         The BPI performance composite includes all actual, fee-paying, discretionary institutional accounts managed by BPI that have investment objectives, policies, strategies, and risks similar to those of the Marshall International Stock Fund. Mr. Jaworski is the portfolio manager of each account included in the composite. However, the Sun Trust Commingled Fund and BPI institutional accounts included in BPI's composite differ from the Marshall International Stock Fund, in that they are not subject to:

          . the same types of expenses as the Marshall International Stock Fund;

          . the investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940; and

          . the requirements of Subchapter M of the Internal Revenue Code.

            As a result, the performance results for the SunTrust Commingled Fund and BPI institutional accounts could have been adversely affected if they had been regulated as investment companies under the restrictions outlined above. In addition, the performance figures are for a short period of time and should not be indicative of long-term results.

         Although the STI Classic International Equity Fund has objectives, policies, strategies, and risks similar to those of the Marshall International Stock Fund, it is a separate fund and its performance is not indicative of the potential performance of the Marshall International Stock Fund.

         The MSCI-EAFE Index is a capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The MSCI-EAFE is unmanaged. Investments may not be made in an index. The Funds' Statement of Additional Information contains further information on calculation of average annual total returns.

[graphic]



Financial Highlights

The Financial Highlights will help you understand a Fund's financial performance for its past five fiscal years or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The following table has been audited by Ernst & Young LLP, the Funds' independent auditors for the fiscal year ended August 31, 1999. Their report dated October 15, 1999 is included in the Annual Report for the Funds, which is incorporated by reference. Each of the previous four years were audited by other auditors. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the Funds.

Further information about the performance of the Funds is contained in the Funds' Annual Report dated August 31, 1999, which may be obtained free of charge. (For a share outstanding throughout each period)



                                                    Net Realized and
                                                       Unrealized

                                         Net           Gain/(Loss)                     Dividends to
                           Net Asset  Investment      on Investments,                   Shareholders
                           Value,      Income/     Collateral, Futures    Total from     from Net
                           Beginning   Operating      Contracts, and       Investment    Investment

Period Ended August 31,    of Period    (Loss)       Foreign Currency      Operations      Income
Equity Income Fund
1995                         $ 9.96        0.33                 1.26            1.59          (0.33)
1996                         $11.22        0.34                 2.00            2.34          (0.35)
1997                         $13.00        0.33                 3.51            3.84          (0.34)
1998                         $15.64        0.31                (0.19)(5)        0.12          (0.32)
1999                         $14.17        0.28                 3.59            3.87          (0.29)
Large-Cap Growth & Income
 Fund

1995                         $10.05        0.09                 1.59            1.68          (0.09)
1996                         $11.64        0.16                 1.17            1.33          (0.15)
1997                         $12.16        0.10                 3.76            3.86          (0.12)
1998                         $13.96        0.06                 0.46            0.52          (0.06)
1999                         $13.24        0.06                 5.01            5.07          (0.06)
Mid-Cap Value Fund
1995                         $10.95        0.22                 1.22            1.44          (0.20)
1996                         $12.08        0.21                 0.78            0.99          (0.21)
1997                         $11.98        0.15                 3.05            3.20          (0.15)
1998                         $13.14        0.10                (0.92)          (0.82)         (0.12)
1999                         $10.25        0.11                 2.10            2.21          (0.12)
Mid-Cap Growth Fund
1995                         $ 9.69       (0.00)                2.62            2.62          (0.01)
1996                         $12.30       (0.06)                2.24            2.18             --
1997                         $13.56       (0.08)                2.56            2.48             --
1998                         $14.82       (0.13)               (0.93)          (1.06)            --
1999                         $11.95       (0.11)                6.26            6.15             --
Small-Cap Growth Fund
1997(2)                      $10.00       (0.08)                2.27            2.19             --
1998                         $12.19       (0.22)               (1.66)          (1.88)            --
1999                         $ 9.82       (0.11)                2.69            2.58             --


International Stock Fund

1995(1)                      $10.00        0.20                  0.01            0.21          (0.05)
1996                         $10.16        0.21                  0.96            1.17          (0.22)
1997                         $11.08        0.18                  2.29            2.47          (0.26)
1998                         $13.20        0.26                 (1.42)          (1.16)         (0.21)
1999                         $11.54        0.09                  2.45            2.54          (0.25)
Government Income Fund
1995                         $ 9.26        0.60                  0.27            0.87          (0.62)
1996                         $ 9.51        0.62                 (0.24)           0.38          (0.62)
1997                         $ 9.27        0.62                  0.22            0.84          (0.62)
1998                         $ 9.49        0.61                  0.21            0.82          (0.61)
1999                         $ 9.70        0.54                 (0.48)           0.06          (0.54)
Intermediate Bond Fund
1995                         $ 9.36        0.61                  0.16            0.77          (0.62)
1996                         $ 9.51        0.58                 (0.25)           0.33          (0.58)
1997                         $ 9.26        0.58                  0.18            0.76          (0.58)
1998                         $ 9.44        0.58                  0.16            0.74          (0.58)
1999                         $ 9.60        0.55                 (0.43)           0.12          (0.55)
Intermediate Tax-Free Fund
1995                         $ 9.71        0.42                  0.20            0.62          (0.42)
1996                         $ 9.91        0.43                 (0.08)           0.35          (0.43)
1997                         $ 9.83        0.43                  0.21            0.64          (0.43)
1998                         $10.04        0.43                  0.29            0.72          (0.43)
1999                         $10.33        0.42                 (0.41)           0.01          (0.42)
Short-Term Income Fund
1995                         $ 9.71        0.56                  0.05            0.61          (0.58)
1996                         $ 9.74        0.62                 (0.15)           0.47          (0.62)
1997                         $ 9.59        0.63                  0.04            0.67          (0.62)
1998                         $ 9.64        0.61                 (0.03)           0.58          (0.61)
1999                         $ 9.61        0.55                 (0.21)           0.34          (0.55)
Money Market Fund(7)

1995                         $ 1.00        0.05                    --            0.05          (0.05)
1996                         $ 1.00        0.05                    --            0.05          (0.05)
1997                         $ 1.00        0.05                    --            0.05          (0.05)
1998                         $ 1.00        0.05                    --            0.05          (0.05)
1999                         $ 1.00        0.05                    --            0.05          (0.05)




                               Distributions to
                              Shareholders from
                              Net Realized Gain

                               on Investment
                               Transactions,

                                   Futures
                                Contracts, and

                               Foreign Currency       Total

Period Ended August 31,          Transactions     Distributions
Equity Income Fund
1995                                        --           (0.33)
1996                                     (0.21)          (0.56)
1997                                     (0.86)          (1.20)
1998                                     (1.27)          (1.59)
1999                                     (1.04)          (1.33)

Large-Cap Growth & Income
Fund

1995                                        --           (0.09)
1996                                     (0.66)          (0.81)
1997                                     (1.94)          (2.06)
1998                                     (1.18)          (1.24)
1999                                     (0.77)          (0.83)

Mid-Cap Value Fund

1995                                     (0.11)          (0.31)
1996                                     (0.88)          (1.09)
1997                                     (1.89)          (2.04)
1998                                     (1.95)          (2.07)
1999                                     (0.94)          (1.06)

Mid-Cap Growth Fund

1995                                        --           (0.01)
1996                                     (0.92)          (0.92)
1997                                     (1.22)          (1.22)
1998                                     (1.81)          (1.81)
1999                                     (0.82)          (0.82)

Small-Cap Growth Fund

1997(2)                                     --              --
1998                                     (0.49)          (0.49)
1999                                     (0.02)          (0.02)


International Stock Fund

1995(1)                                      --           (0.05)
1996                                      (0.03)          (0.25)
1997                                      (0.09)          (0.35)
1998                                      (0.29)          (0.50)
1999                                         --           (0.25)

Government Income Fund

1995                                         --           (0.62)
1996                                         --           (0.62)
1997                                         --           (0.62)
1998                                         --           (0.61)
1999                                         --           (0.54)

Intermediate Bond Fund

1995                                         --           (0.62)
1996                                         --           (0.58)
1997                                         --           (0.58)
1998                                         --           (0.58)
1999                                         --           (0.55)

Intermediate Tax-Free Fund

1995                                         --           (0.42)
1996                                         --           (0.43)
1997                                         --           (0.43)
1998                                         --           (0.43)
1999                                      (0.07)          (0.49)

Short-Term Income Fund

1995                                         --           (0.58)
1996                                         --           (0.62)
1997                                         --           (0.62)
1998                                         --           (0.61)
1999                                         --           (0.55)

Money Market Fund(7)

1995                                         --           (0.05)
1996                                         --           (0.05)
1997                                         --           (0.05)
1998                                         --           (0.05)
1999                                         --           (0.05)




                                                       Ratios to Average Net Assets

               Net Asset                                                                    Net Investment      Net Assets,
                Value,                                     Net              Expenses            Income         End of Period
                End of      Total                      Investment            (after             (after             (000's
Period Ended    Period    Return(3)  Expenses(6)        Income(6)           Waivers)           Waivers)           Omitted)
August 31,
Equity
Income Fund
1995              $11.22   16.40%        1.10%               3.36%              1.01%               3.45%         $  107,499
1996              $13.00   21.20%        0.98%               2.83%              0.98%               2.83%         $  173,402
1997              $15.64   30.95%        1.22%               2.31%              1.22%               2.31%         $  331,730
1998              $14.17    0.04%        1.17%               2.01%              1.17%               2.01%         $  458,865
1999              $16.71   27.92%        1.17%               1.73%              1.17%               1.73%         $  537,295

Large-Cap
Growth &
Income Fund

1995              $11.64   16.85%        0.99%               0.87%              0.98%               0.88%         $  257,019
1996              $12.16   11.56%        0.97%               1.28%              0.97%               1.28%         $  251,583
1997              $13.96   34.50%        1.23%               0.78%              1.23%               0.78%         $  269,607
1998              $13.24    3.44%        1.21%               1.40%              1.21%               0.40%         $  274,821
1999              $17.48   38.98%        1.20%               0.32%              1.20%               0.32%         $  407,031

Mid-Cap
Value Fund

1995              $12.08   13.57%        0.96%               1.98%              0.96%               1.98%         $  220,436
1996              $11.98    8.53%        0.98%               1.68%              0.98%               1.68%         $  195,066
1997              $13.14   30.20%        1.23%               1.20%              1.23%               1.20%         $  145,143
1998              $10.25   (7.75%)       1.25%               0.96%              1.25%               0.96%         $  134,620
1999              $11.40   21.92%        1.25%               0.96%              1.25%               0.96%         $  128,575

Mid-Cap
Growth Fund

1995              $12.30   27.06%        1.09%              (0.21%)             1.01%              (0.13%)        $  108,256
1996              $13.56   18.92%        1.01%              (0.47%)             1.01%              (0.47%)        $  143,236
1997              $14.82   19.14%        1.24%              (0.52%)             1.24%              (0.52%)        $  196,983
1998              $11.95   (8.77%)       1.23%              (0.79%)             1.23%              (0.79%)        $  187,388
1999              $17.28   53.41%        1.21%              (0.73%)             1.21%              (0.73%)        $  297,249

Small-Cap
Growth Fund

1997(2)           $12.19   21.90%        1.80%(4)           (0.94%)(4)          1.80%(4)           (0.94%)(4)     $   56,425
1998              $ 9.82  (16.25%)       1.60%              (1.18%)             1.60%              (1.18%)        $   79,858
1999              $12.38   26.30%        1.59%              (0.90%)             1.59%              (0.90%)        $  102,992


International
Stock Fund

1995(1)           $10.16    2.11%        1.58%(4)            2.38%(4)           1.54%(4)            2.42%(4)      $   94,048
1996              $11.08   11.71%        1.35%               2.58%              1.35%               2.58%         $  143,783
1997              $13.20   22.73%        1.59%               1.80%              1.59%               1.80%         $  226,849
1998              $11.54   (9.09%)       1.49%               2.01%              1.49%               2.01%         $  225,248
1999              $13.83   22.20%        1.51%               0.78%              1.50%               0.79%         $  270,315

Government
Income Fund

1995              $ 9.51    9.78%        1.12%               6.28%              0.86%               6.54%         $  103,708
1996              $ 9.27    4.02%        1.05%               6.32%              0.86%               6.51%         $  138,458
1997              $ 9.49    9.35%        1.24%               6.24%              0.86%               6.62%         $  203,642
1998              $ 9.70    8.92%        1.21%               6.04%              0.87%               6.38%         $  280,313
1999              $ 9.22    0.62%        1.19%               5.36%              0.86%               5.69%         $  317,284

Intermediate
Bond Fund

1995              $ 9.51    8.58%        0.79%               6.42%              0.71%               6.50%         $  344,071
1996              $ 9.26    3.52%        0.81%               6.05%              0.72%               6.14%         $  403,657
1997              $ 9.44    8.42%        1.03%               5.86%              0.72%               6.17%         $  398,234
1998              $ 9.60    8.00%        1.00%               5.73%              0.71%               6.02%         $  589,669
1999              $ 9.17    1.28%        0.99%               5.57%              0.71%               5.85%         $  598,970

Intermediate
Tax-Free Fund

1995              $ 9.91    6.58%        1.08%               3.88%              0.61%               4.35%         $   46,051
1996              $ 9.83    3.57%        0.98%               3.97%              0.61%               4.34%         $   65,927
1997              $10.04    6.67%        1.15%               3.81%              0.61%               4.35%         $   88,108
1998              $10.33    7.31%        1.12%               3.71%              0.61%               4.22%         $  101,592
1999              $ 9.85    0.02%        1.09%               3.63%              0.61%               4.11%         $  108,732

Short-Term
Income Fund

1995              $ 9.74    6.47%        0.91%               5.38%              0.51%               5.78%         $   84,273
1996              $ 9.59    4.92%        0.91%               5.76%              0.51%               6.16%         $  100,846
1997              $ 9.64    7.20%        1.08%               5.87%              0.49%               6.46%         $  148,781
1998              $ 9.61    6.22%        1.05%               5.85%              0.50%               6.40%         $  133,186
1999              $ 9.40    3.59%        1.07%               5.18%              0.51%               5.74%         $  134,943

Money Market
Fund(7)

1995              $ 1.00    5.57%        0.67%               5.18%              0.41%               5.44%         $1,128,623
1996              $ 1.00    5.39%        0.67%               5.03%              0.41%               5.29%         $1,039,659
1997              $ 1.00    5.35%        0.67%               4.96%              0.41%               5.22%         $1,290,659
1998              $ 1.00    5.51%        0.66%               5.12%              0.41%               5.37%         $1,588,817
1999              $ 1.00    4.98%        0.66%               4.61%              0.41%               4.86%         $1,663,740




                 Portfolio
                  Turnover

Period Ended        Rate
August 31,
Equity
Income Fund
1995                    43%
1996                    60%
1997                    61%
1998                    69%
1999                    72%

Large-Cap
Growth &
Income Fund

1995                    79%
1996                   147%
1997                    43%
1998                    33%
1999                    32%

Mid-Cap
Value Fund

1995                    78%
1996                    67%
1997                    55%
1998                    59%
1999                    90%

Mid-Cap
Growth Fund

1995                   157%
1996                   189%
1997                   211%
1998                   167%
1999                   173%

Small-Cap
Growth Fund

1997(2)                183%
1998                   139%
1999                   219%


International Stock
Fund

1995(1)                 61%
1996                    26%
1997                    26%
1998                    24%
1999                   182%

Government
Income Fund

1995                   360%
1996                   268%
1997                   299%
1998                   353%
1999                   232%

Intermediate
Bond Fund

1995                   232%
1996                   201%
1997                   144%
1998                   148%
1999                   181%

Intermediate
Tax-Free Fund

1995                   105%
1996                    41%
1997                    53%
1998                    68%
1999                    53%

Short-Term
Income Fund

1995                   194%
1996                   144%
1997                   101%
1998                    90%
1999                   163%

Money Market
Fund(7)

1995                    --
1996                    --
1997                    --
1998                    --
1999                    --




(1) Reflects operations for the period from September 2, 1994 (date of initial public investment) to August 31, 1995.

(2) Reflects operations for the period from September 3, 1996 (date of initial public investment) to August 31, 1997.

(3) Based on net asset value. (4) Computed on an annualized basis.

(5) The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments, collateral, Futures Contracts and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(6) During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

(7) Effective December 1998, Class A Shares changed its share class name to Class Y Shares.





A Statement of Additional Information (SAI) dated October 31, 1999 is incorporated by reference into this prospectus. Additional information about the Funds' investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussions & Analyses discuss market conditions and investment strategies that significantly affected each Fund's performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report, and other information without charge, and make inquiries, write to or call Marshall Funds Investor Services at 1-414-287-8555 or 1-800-236-FUND (3863).



You can obtain information about the Marshall Funds by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.





Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348
414-287-8555 or 800-236-FUND (3863)



Internet address: http://www.marshallfunds.com

TDD: Speech and Hearing Impaired Services
1-800-209-3520

Federated Securities                                           G00714-01 (10/99)
Distributor                                                SEC File No. 811-7047



[Marshal Funds logo]
Marshall Equity Funds





Fund name                      Fund manager         Goal                  Invests in

Marshall Equity               Bruce P. Hutson      Capital appreciation    . Common stocks of companies paying above-average
Income Fund                                        and above-average                 dividends

                                                   dividend income         . Seeks to construct a diversified portfolio with a
                                                                             yield at least 1% greater than the S&P 500 Index, an
                                                                             unmanaged index of large-cap stocks

Marshall                     William J. O'Connor,  Capital appreciation    . Companies with market caps over $10 billion
Large-Cap Growth &           CFA                   and income                Income Fund
                                                                           . Companies with a history of growing earnings and
                                                                             growing dividends

Marshall Mid-Cap             Matthew B. Fahey      Capital appreciation    . Medium-size companies with traditional value
Value Fund                   John C. Potter, CFA                             characteristics

                                                                           . Seeks companies that have under appreciated assets or
                                                                             are involved in company turnarounds or corporate
                                                                             restructuring

Marshall Mid-Cap             Steve D. Hayward,     Capital appreciation    . Medium-size companies with high potential growth rates
Growth Fund                  CFA                                           . Seeks to invest in successful entrepreneurs

Marshall                     Steve D. Hayward,     Capital appreciation    . Small companies with high potential growth rates1
Small-Cap CFA                                                              . Seeks to invest in successful entrepreneurs
Growth Fund/1/

Marshall                     Dan Jaworski, CFA     Capital appreciation    . Targets companies outside the U.S. with strong
International                BPI Global Asset                                competitive positions and high returns on capital
Stock Fund/2/                Management LLP                                . Investment discipline is a blend of growth and value




[graphic]

Marshall Income Funds





Fund name                         Fund manager           Goal                   Invests in

Marshall Government                Joseph M. Cullen,    Current income          . Securities of the U.S. government and its agencies
Income Fund                        CFA                                          . Uses current and historical interest rate

                                                                                  relationships to evaluate market sectors and

                              individual securities

Marshall                         Mark Pittman, CFA      To maximize total       . Intermediate, investment-grade bonds and notes
Intermediate                                            return consistent with  . Selects portfolio securities using macro-
Bond Fund                                               current income            economic, credit and market analysis

Marshall                         John D. Boritzke, CFA  High level of current   . Investment grade municipal securities providing
Intermediate                                            income exempt             income exempt from federal income tax
Tax-Free Fund                                           from federal income     . Selects portfolio securities by evaluating
                                                        tax as is consistent      cyclical trends in interest rates and municipal
                                                        with preservation         bond supply factors
                                                        of capital              . Income may be subject to state and local taxes

Marshall                         Mark Pittman, CFA      To maximize total       . Short- to intermediate-term investment grade
Short-Term                                              return consistent with    bonds and notes
Income Fund                                             current income          . Selects portfolio securities using macro-
                                                                                  economic, credit and market analysis

Marshall Money                   Richard Rokus, CFA     Current income          . High-quality money market securities maturing in
Market Fund/3/                                          consistent with           397 days or less
     stability of principal . Seeks to preserve value of investment at $1.00 per share (although it's still possible to lose
                                     money)





[graphic]

/1/Small-cap stocks are less liquid and have historically experienced greater volatility than average.

/2/Foreign investing involves special risks due to factors such as increased volatility, currency fluctuation, and differences in auditing and other financial standards.

/3/The Fund is not insured nor guaranteed by the FDIC or any other government agency.

For more complete information on the Marshall Funds, contact your investment representative for a prospectus. Read it carefully before investing.

M&I Investment Management Corp. is the investment adviser to the Marshall Funds. BPI Global Asset Management LLP is the sub-adviser for the Marshall International Stock Fund. Federated Securities Corp. is the distributor. The Marshall Funds are available through M&I Brokerage Services, authorized broker-dealers and, for certain accounts, Marshall & Ilsley Trust Companies.

                             [Marshall Funds logo]

                        Marshall Funds Investor Services
                                 P.O. Box 1348

                        Milwaukee, Wisconsin 53201-1348



                               800-236-FUND(3863)

                   TDD: Speech and Hearing Impaired Services
                                  800-209-3520

                             www.marshallfunds.com
            Federated Securities Corp., Distributor G00714-01(10/99)

              M&I Investment Management Corp., Investment Adviser



                          (C)1999 Marshall Funds, Inc.



                                                                        953-294Y

                              MARSHALL FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 CLASS Y SHARES

                                October 31, 1999

           EQUITY FUNDS                                    INCOME FUNDS

           O MARSHALL EQUITY INCOME FUND O MARSHALL GOVERNMENT INCOME FUND O MARSHALL LARGE-CAP GROWTH & INCOME FUND O MARSHALL INTERMEDIATE BOND FUND O MARSHALL MID-CAP VALUE FUND O MARSHALL INTERMEDIATE TAX-FREE FUND O MARSHALL MID-CAP GROWTH FUND O MARSHALL SHORT-TERM INCOME FUND O MARSHALL SMALL-CAP GROWTH FUND O MARSHALL INTERNATIONAL STOCK FUND MONEY MARKET FUND

                          O MARSHALL MONEY MARKET FUND

        This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Class Y Shares Prospectus for the Marshall Funds listed above, dated October 31, 1999. This SAI incorporates by reference the financial statements from the Funds' Annual Report. You may obtain the Prospectus or Annual Report without charge by calling Marshall Funds Investor Services at 1-414-287-8555 or 1-800-236-FUND (3863), or you can visit the Marshall Funds' Internet site on the World Wide Web at http://www.marshallfunds.com.

     P.O. BOX 1348

     MILWAUKEE, WISCONSIN 53201-1348

G00714-02(10/99)

FEDERATED SECURITIES CORP.

Distributor

A subsidiary of FEDERATED INVESTORS, INC.

TABLE OF CONTENTS

   HOW ARE THE FUNDS ORGANIZED?                  1

SECURITIES IN WHICH THE FUNDS INVEST             1


SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS    3

INVESTMENT LIMITATIONS                          14

DETERMINING MARKET VALUE OF SECURITIES          16

WHAT DO SHARES COST?                            18

HOW ARE THE FUND SHARES SOLD?                   18


HOW TO BUY SHARES                               18

ACCOUNT AND SHARE INFORMATION                   19

WHAT ARE THE TAX CONSEQUENCES?                  20

WHO MANAGES THE FUNDS?                          21

HOW DO THE FUNDS MEASURE PERFORMANCE?           26


PERFORMANCE COMPARISONS                         29

ECONOMIC AND MARKET INFORMATION                 32

FINANCIAL STATEMENTS                            32

APPENDIX                                        33

ADDRESSES                                   36

HOW ARE THE FUNDS ORGANIZED?

     Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.

   The Funds are diversified portfolios of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes. This Statement contains additional information about the Corporation and its eleven investment portfolios. This Statement uses the same terms as defined in the Prospectus. The definitions of the terms series and class in the Wisconsin Business Corporation Law, Chapter 180 of the Wisconsin Statutes (WBCL) differ from the meanings assigned to those terms in the Prospectus and this Statement of Additional Information. The Articles of Incorporation of the Corporation reconcile this inconsistency in terminology, and provide that the Prospectus and Statement of Additional Information may define these terms consistently with the use of those terms under the WBCL and the Internal Revenue
Code.     SECURITIES IN WHICH THE FUNDS INVEST

   Under normal market conditions, the INTERNATIONAL STOCK FUND will invest at least 65% of its assets in equity securities of companies located in at least three different countries outside the United States. Following is a table that indicates which types of securities are a(n):

o P = PRINCIPAl investment of a Fund; (shaded in chart) o A = ACCEPTABLe (but not principal) investment of a Fund; or o N = NOT AN ACCEPTABLe investment of a Fund.

EQUITY FUNDS

--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
SECURITIES                              EQUITY     LARGE-CAP   MID-CAP     MID-CAP    SMALL-CAP   INTERNATIONAL
                                        INCOME     GROWTH &    VALUE       GROWTH     GROWTH      STOCK
                                                   INCOME

--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
AMERICAN DEPOSITARY RECEIPTS1           A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
ASSET-BACKED SECURITIES2                A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
BANK INSTRUMENTS3                       A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
BORROWING4                              A          A           A           A          A           A
---------------------------------------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
COMMON STOCK                            P          P           P           P          P           P
--------------------------------------- ---------- ----------- ----------- ----------
---------------------------------------                                               ----------- -----------
COMMON STOCK OF FOREIGN COMPANIES       A          A           A           A          A           P
---------------------------------------                        ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ----------
CONVERTIBLE SECURITIES                     A       A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
---------------------------------------                        ----------- ---------- ----------- -----------
DEBT OBLIGATIONS                        A          A           A           A          A           A5
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
DERIVATIVE CONTRACTS AND SECURITIES     A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
EUROPEAN DEPOSITARY RECEIPTS            N          N           N           N          N           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
FIXED RATE DEBT OBLIGATIONS             A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
FLOATING RATE DEBT OBLIGATIONS          A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
FOREIGN CURRENCY HEDGING TRANSACTIONS   N          N           N           N          N           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
FOREIGN CURRENCY TRANSACTIONS           N          N           N           N          N           A
--------------------------------------- ---------- ----------- ----------- ----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
FOREIGN SECURITIES6                     A          A           A           A          A           P
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ----------
FORWARD COMMITMENTS, WHEN-ISSUED AND    A          A           A           A          A           A
DELAYED DELIVERY TRANSACTIONS

--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
FUTURES AND OPTIONS TRANSACTIONS        A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
GLOBAL DEPOSITARY RECEIPTS              N          N           N           N          N           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
ILLIQUID AND RESTRICTED SECURITIES7     A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
LENDING OF PORTFOLIO SECURITIES         A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
MORTGAGE-BACKED SECURITIES              A          A           A           A          A           A
---------------------------------------            ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
PREFERRED STOCKS                           A       A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
---------------------------------------            ----------- ----------- ---------- ----------- -----------
PRIME COMMERCIAL PAPER8                 A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
REPURCHASE AGREEMENTS                   A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
REVERSE REPURCHASE AGREEMENTS           A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
SECURITIES OF OTHER INVESTMENT          A          A           A           A          A           A
COMPANIES

--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
SWAP TRANSACTIONS                       A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
U.S. GOVERNMENT SECURITIES              A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
VARIABLE RATE DEMAND NOTES              A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
WARRANTS                                A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------

INCOME FUNDS AND MONEY MARKET FUND

--------------------------------------- ------------ -------------- ------------- -------------- ------------
SECURITIES                              GOVERNMENT   INTERMEDIATE   INTERMEDIATE  SHORT-TERM     MONEY
                                        INCOME       BOND           TAX-FREE      INCOME         MARKET

--------------------------------------- ------------ -------------- ------------- -------------- ------------
--------------------------------------- ------------ -------------- ------------- -------------- ------------
ASSET-BACKED SECURITIES2                P            A              A             P              A

--------------------------------------- ------------ -------------- ------------- --------------
--------------------------------------- ------------ --------------                              ------------
BANK INSTRUMENTS3                       A            A              A             A              P

--------------------------------------- ------------ -------------- ------------- -------------- ------------
--------------------------------------- ------------ -------------- ------------- --------------
BORROWING4                              A            A              A             A              A

---------------------------------------
--------------------------------------- ------------ -------------- ------------- -------------- ------------
DEBT OBLIGATIONS                        P            P              P             P              P

--------------------------------------- ------------ -------------- ------------- -------------- ------------
---------------------------------------                                                          ------------
DEMAND MASTER NOTES                     N            A              N             A              P

--------------------------------------- ------------ -------------- ------------- -------------- ------------
--------------------------------------- ------------ -------------- ------------- --------------
DERIVATIVE CONTRACTS AND SECURITIES     A            A              A             A              A

---------------------------------------                                                          ------------
--------------------------------------- ------------ -------------- ------------- --------------
   DOLLAR ROLLS                         A            A              A             A              N

---------------------------------------
--------------------------------------- ------------ -------------- ------------- -------------- ------------
FIXED RATE DEBT OBLIGATIONS             P            P              P             P              P

--------------------------------------- ------------ --------------                              ------------
--------------------------------------- ------------ -------------- ------------- --------------
FLOATING RATE DEBT OBLIGATIONS          A            A              P             A              P

--------------------------------------- ------------ --------------               --------------
--------------------------------------- ------------ -------------- ------------- -------------- ------------
   FOREIGN MONEY MARKET INSTRUMENTS     A            A              A             A              A

--------------------------------------- ------------ -------------- ------------- -------------- ------------
--------------------------------------- ------------ --------------
FOREIGN SECURITIES6                     A            A              N             A              N

--------------------------------------- ------------ -------------- ------------- -------------- ------------
--------------------------------------- ------------ -------------- ------------- -------------- ------------
FORWARD COMMITMENTS, WHEN-ISSUED AND    A            A              A             A              A

DELAYED DELIVERY TRANSACTIONS

---------------------------------------                                           --------------
--------------------------------------- ------------ -------------- ------------- -------------- ------------
FUNDING AGREEMENTS                      A            A              A             A                 P

--------------------------------------- ------------ -------------- ------------- -------------- ------------
--------------------------------------- ------------ -------------- ------------- --------------
FUTURES AND OPTIONS TRANSACTIONS        A            A              A             A              N

--------------------------------------- ------------ -------------- ------------- -------------- ------------
--------------------------------------- ------------ -------------- ------------- -------------- ------------
GUARANTEED INVESTMENT CONTRACTS         N            N              N             N              A

--------------------------------------- ------------ -------------- ------------- -------------- ------------
--------------------------------------- ------------ -------------- ------------- -------------- ------------
ILLIQUID AND RESTRICTED SECURITIES7     A            A              A             A              A

--------------------------------------- ------------ -------------- ------------- -------------- ------------
--------------------------------------- ------------ -------------- ------------- -------------- ------------
LENDING OF PORTFOLIO SECURITIES         A            A              A             A              A

---------------------------------------              --------------               -------------- ------------
--------------------------------------- ------------ -------------- ------------- -------------- ------------
MORTGAGE-BACKED SECURITIES              P            A              N             A              A

--------------------------------------- ------------ -------------- ------------- -------------- ------------
---------------------------------------              --------------               -------------- ------------
MUNICIPAL LEASES                        A            A              A             A              N

--------------------------------------- ------------ --------------                              ------------
--------------------------------------- ------------ -------------- ------------- -------------- ------------
MUNICIPAL SECURITIES                    A            A              P             A              N

--------------------------------------- ------------ -------------- ------------- -------------- ------------
--------------------------------------- ------------ --------------                              ------------
PARTICIPATION INTERESTS                 N            N              A             N                 A

--------------------------------------- ------------ -------------- ------------- -------------- ------------
--------------------------------------- ------------ -------------- ------------- -------------- ------------
PRIME COMMERCIAL PAPER8                 A            A              A             A              P

--------------------------------------- ------------ -------------- ------------- --------------
--------------------------------------- ------------ -------------- ------------- -------------- ------------
REPURCHASE AGREEMENTS                   A            A              A             A              P

--------------------------------------- ------------ -------------- ------------- -------------- ------------
--------------------------------------- ------------ -------------- ------------- --------------
REVERSE REPURCHASE AGREEMENTS9          A            A              A             A              A

--------------------------------------- ------------ -------------- ------------- -------------- ------------
--------------------------------------- ------------ -------------- ------------- -------------- ------------
SECURITIES OF OTHER INVESTMENT          A            A              A             A              A

COMPANIES

--------------------------------------- ------------ -------------- ------------- -------------- ------------
--------------------------------------- ------------ -------------- ------------- -------------- ------------
SWAP TRANSACTIONS                       A            A              A             A              N

---------------------------------------              --------------               -------------- ------------
--------------------------------------- ------------ -------------- ------------- -------------- ------------
U.S. GOVERNMENT SECURITIES              P            A              A             A              A

--------------------------------------- ------------ -------------- ------------- -------------- ------------
---------------------------------------              --------------               -------------- ------------
VARIABLE RATE DEMAND NOTES              A            A              A             A              A

--------------------------------------- ------------ -------------- ------------- -------------- ------------

1. ALL FUNDS may invest up to 20% of their respective assets, however, the INTERNATIONAL STOCK FUND has no limit.

2. The EQUITY FUNDS and INCOME FUNDS may invest in Asset-Backed Securities rated, at the time of purchase, in the top four rating categories by a nationally recognized statistical rating organization (NRSRO) (securities rated AAA, AA, A or BBB by Standard & Poor's (S&P) and Fitch IBCA, Inc. (Fitch) and Aaa, Aa, A or Baa by Moody's Investors Service, Inc. (Moody's)), or if unrated, determined by the Adviser to be of comparable quality. The MONEY MARKET FUND will invest in only the short-term tranches, which will generally have a maturity not exceeding 397 days. Only the INCOME FUNDS expect that they might
exceed 5% of their respective net assets in these securities.    3. The EQUITY
FUNDS and MONEY MARKET FUND may purchase foreign Bank Instruments. The EQUITY FUNDS (except INTERNATIONAL STOCK FUND) are limited to 5% of total assets. THE INCOME FUNDS may invest in foreign Bank Instruments, although they do not presently intend to do so.

4. The INTERNATIONAL STOCK FUND may borrow money to purchase securities, a strategy that involves purchasing securities in amounts that exceed the amount it has invested in the underlying securities. The excess exposure increases the risks associated with the underlying securities and tends to exaggerate the effect of changes in the value of its portfolio securities and consequently on the Fund's net asset value. The Fund may pledge more than 5% of its total assets
to secure such borrowings.    5. Must be issued by U.S. corporations and rated
in the top four categories by an NRSRO or, if unrated, determined by the Adviser
to be of comparable quality.     6. The EQUITY FUNDS, except INTERNATIONAL STOCK
FUND may only invest up to 5% of their respective net assets in foreign
securities other than American Depositary Receipts.    7. ALL FUNDS may invest
up to 15% of their respective assets in illiquid securities except for the MONEY
MARKET FUND which is limited to 10%.        8. THE SMALL-CAP GROWTH FUND may
purchase commercial paper rated investment grade by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality. The OTHER FUNDS may purchase commercial paper rated in the two highest rating categories by an NRSRO
or, if unrated, determined by the Adviser to be of comparable quality.     9.
During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the MONEY MARKET FUND will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement. SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS
   As used in this section, the term Adviser means Adviser or Sub-Adviser, as applicable. AGENCY SECURITIES are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full faith and credit of the United States. Other government entities receive support through federal subsidies, loans or other benefits. A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.
   ASSET-BACKED SECURITIES are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-Backed Securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass through certificates or asset-backed bonds. Asset backed
securities may also resemble some types of CMOs.     Payments on asset-backed
securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. Also, these securities may be subject to prepayment risk.

     BANK INSTRUMENTS. Bank Instruments are unsecured interest bearing deposits with banks. Bank Instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments.

The Funds will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank Insurance Fund or the Savings Association Insurance Fund, which are administered by the Federal Deposit Insurance Corporation. Securities that are credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty will also be treated as Bank Instruments.

   BORROWING. The Funds may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets (net assets for the MONEY MARKET FUND, SHORT-TERM INCOME FUND AND INTERMEDIATE BOND FUND), and pledge some assets as collateral. A Fund that borrows will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by a Fund from any securities purchased with borrowed money. With respect to borrowings, the Funds are required to maintain continuous asset coverage equal to 300% of the amount borrowed. If the coverage declines to less than 300%, a Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

CORPORATE DEBT SECURITIES are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

CONVERTIBLE SECURITIES. Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, if a Fund holds fixed income securities convertible into shares of common stock at a conversion price of $10 per share, and the shares have a market value of $12, a Fund could realize an additional $2 per share by converting the fixed income securities.

To compensate for the value of the conversion option, convertible securities have lower yields than comparable fixed income securities. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

CREDIT ENHANCEMENT. Certain acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. The Adviser may evaluate a security based, in whole or in part, upon the financial condition of the party providing the credit enhancement (the credit enhancer). The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

   For diversification purposes, credit-enhanced securities will not be treated as having been issued by the credit enhancer, unless a Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit enhancer. In such cases, the securities will be treated as having been issued both by the issuer and the credit enhancer.

CREDIT QUALITY. The fixed income securities in which a Fund invests will be rated at least investment grade by a nationally recognized statistical ratings organization (NRSRO). Investment grade securities have received one of an NRSRO's four highest ratings. Securities receiving the fourth highest rating (Baa by Moody's or BBB by S&P or Fitch) have speculative characteristics and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due. The Adviser will evaluate downgraded securities and will sell any security determined not to be an acceptable investment. The MONEY MARKET FUND is subject to Rule 2a-7 under the Investment Company Act of 1940, and will follow the credit quality requirements of the Rule.

COMMERCIAL PAPER AND RESTRICTED AND ILLIQUID SECURITIES. Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer. The Funds may invest in commercial paper issued under Section 4(2) of the Securities Act of 1933. By law, the sale of Section 4(2) commercial paper is restricted and is generally sold only to institutional investors, such as a Fund. A Fund purchasing Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution. Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in Section
4(2) commercial paper, thus providing liquidity.    The Funds believe that
Section 4(2) commercial paper and certain other restricted securities which meet the Directors' criteria for liquidity are quite liquid. Section 4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the investment limitation. In addition, because Section 4(2) commercial paper is liquid, the Funds intend to not subject such paper to the limitation applicable to restricted securities. DEMAND FEATURES. The Funds may purchase securities subject to a demand feature, which may take the form of a put or standby commitment. Demand features permit a Fund to demand payment of the value of the security (plus an accrued interest) from either the issuer of the security or a third-party. Demand features help make a security more liquid, although an adverse change in the financial health of the provider of a demand feature (such as bankruptcy), will negatively affect the liquidity of the security. Other events may also terminate a demand feature, in which case liquidity is also affected.

DEMAND MASTER NOTES. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. A party may demand full or partial payment and the notice period for demand typically ranges from one to seven days. Many master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts, issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation. Depositary Receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary Receipts involve many of the same risks of investing directly in foreign securities.

DERIVATIVE CONTRACTS. Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This
protects investors against potential defaults by the counterparty.    Trading
contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract. A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract. DOLLAR ROLLS are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are to be announced mortgage-backed securities. Dollar rolls are subject to interest rate risks and
credit risks. These transactions may create leverage risks.     DURATION.
Duration is a measure of volatility in the price of a bond prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a change in the market interest rate. Volatility is based upon a bond's coupon rate; maturity date; and the level of market yields of similar bonds. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure. EQUITY SECURITIES are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the EQUITY FUNDS invest.

    COMMON STOCKS are the most prevalent type of equity security. Common stockholders are entitled to the net value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock. PREFERRED STOCKS have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Fund holding redeemable preferred stock may treat it as a fixed income security. WARRANTS provide an option to buy the issuer's stock or other equity securities at a specified price. A Fund holding a warrant may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the stated expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

FIXED INCOME SECURITIES. Fixed income securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed rate securities and floating rate securities react differently as prevailing interest rates change.

      FIXED RATE DEBT SECURITIES. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

      As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

      FLOATING RATE DEBT SECURITIES. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

   FOREIGN CURRENCY TRANSACTIONS. Foreign currency transactions are generally used to obtain foreign currencies to settle securities transactions. They can also be used as a hedge to protect assets against adverse changes in foreign currency exchange rates or regulations. When a Fund uses foreign currency exchanges as a hedge, it may also limit potential gain that could result from an increase in the value of such currencies. A Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

      FOREIGN CURRENCY HEDGING TRANSACTIONS. Foreign currency hedging transactions are used to protect against foreign currency exchange rate risks. These transactions include: forward foreign currency exchange contracts, foreign currency futures contracts, and purchasing put or call options on foreign currencies. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Forward Contracts) are used to minimize the risks associated with changes in the relationship between the U.S. dollar and foreign currencies. They are used to lock in the U.S. dollar price of a foreign security. A Forward Contract is a commitment to purchase or sell a specific currency for an agreed price at a future date. If the Adviser believes a foreign currency will decline against the U.S. dollar, a Forward Contract may be used to sell an amount of the foreign currency approximating the value of a Fund's security that is denominated in the foreign currency. The success of this hedging strategy is highly uncertain due to the difficulties of predicting the values of foreign currencies, of precisely matching Forward Contract amounts, and because the constantly changing value of the securities involved. The Fund will not enter into Forward Contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. Conversely, if the Adviser believes that the U.S. dollar will decline against a foreign currency, a Forward Contract may be used to buy that foreign currency for a fixed dollar amount, otherwise known as cross-hedging. In these transactions, the Fund will segregate assets with a market value equal to the amount of the foreign currency purchased. Therefore, the Fund will always have cash, cash equivalents or high quality debt securities available to cover Forward Contracts or to limit any potential risk. The segregated assets will be priced daily. Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. PURCHASING AND WRITING PUT AND CALL OPTIONS on foreign currencies are used to protect the Fund's portfolio against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates. If exchange rate movements are adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. These options are traded on U.S. and foreign exchanges or over-the-counter. EXCHANGE-TRADED FUTURES CONTRACTS are used for the purchase or sale of foreign currencies (Foreign Currency Futures) AND will be used to hedge against anticipated changes in exchange rates that might adversely affect the value of a Fund's portfolio securities or the prices of securities that a Fund intends to purchase in the future. The successful use of Foreign Currency Futures depends on the ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of Foreign Currency Futures or may realize losses.

     FOREIGN  MONEY  MARKET  INSTRUMENTS.  Eurodollar  Certificates  of  Deposit
(ECDs), Yankee dollar Certificates of Deposit (YCDs) and Eurodollar Time Deposits (ETDs) are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the U.S. by foreign issuers.

ECDs, ETDs, YCDs, and Europaper have many of the same risks as other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

   FUNDING AGREEMENTS (Agreements), are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits guaranteed interest to a Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The MONEY MARKET FUND will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the MONEY MARKET FUND may not have the right to receive the principal amount of an Agreement from the insurance company on seven days' notice or less. Therefore, Agreements are typically considered to be illiquid investments. FUTURES AND OPTIONS TRANSACTIONS. As a means of reducing fluctuations in its net asset value, a Fund may buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. A Fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

      FUTURES CONTRACTS. A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future. A futures contract may involve a variety of assets including commodities (such as oil, wheat, or corn) or a financial asset (such as a security). A Fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements. A Fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made.
      Settlement is made in cash upon termination of the contract.    MARGIN IN
      FUTURES TRANSACTIONS. Since a Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to a Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions. As the value of the underlying futures contract changes daily, a Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. Variation margin does not represent a borrowing or loan by a Fund. It may be viewed as settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the Fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with a Fund's custodian to collateralize the position and insure that the use of futures contracts is unleveraged. A Fund is also required to deposit and maintain margin when it writes call options
      on futures contracts.     A Fund will not enter into a futures contract or
      purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into. However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. PUT OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS. A Fund may purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to
      assume a short position at the specified price.    Generally, if the
      hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the decrease in value of the hedged securities. Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost. A Fund may also write (sell) listed put options on financial or stock index futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from a Fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases. When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by a Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future. In order to avoid the exercise of an option sold by it, generally a Fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in a Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by a Fund of an option having the same term as the option sold by a Fund, and has the effect of canceling a Fund's position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by a Fund for the initial option. CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS. A Fund may write (sell) listed and over-the-counter call options on financial and stock index futures contracts to hedge its portfolio. When a Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, a Fund's obligation to sell a futures contract costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can substantially offset the drop in value of a Fund's portfolio securities. Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of a Fund will then substantially offset the decrease in value of the hedged securities. A Fund may buy a listed call option on a financial or stock index futures contract to hedge against decreases in market interest rates or increases in stock price. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of a Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, a Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, a Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, a Fund has completed a successful hedge. LIMITATION ON OPEN FUTURES POSITIONS. A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of a Fund's portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, a Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation. PURCHASING PUT AND CALL OPTIONS ON SECURITIES. A Fund may purchase put options on portfolio securities to protect against price movements in a Fund's portfolio. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security. A call option gives a Fund, in return for a premium, the right to buy the underlying security from the seller at a specified
      price during the term of the option.     WRITING COVERED CALL AND PUT
      OPTIONS ON SECURITIES. A Fund may write covered call and put options to generate income and thereby protect against price movements in the Fund's portfolio securities. As writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S. government securities in the amount of any additional consideration). As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying
      securities.    STOCK INDEX OPTIONS. A Fund may purchase or sell put or
      call options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in a Fund's portfolio correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. OVER-THE-COUNTER OPTIONS. Over-the-counter options are two-party contracts with price and other terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. A Fund may generally purchase and write over-the-counter options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on a Fund's portfolio securities or securities indices are not traded on an exchange. A Fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by the Adviser. RISKS. When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities or foreign currency subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in a Fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities or foreign currency. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. In these events, a Fund may lose money on the futures contract or option. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with a Fund's custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, a Fund may lend portfolio securities. When a Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. A Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for a Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to a Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. The Funds currently lend their portfolio securities through Marshall & Ilsley Trust Company (M&I Trust Company), as agent, and reimburse M&I Trust Company for its costs. The Funds and M&I Trust Company have applied to the Securities and Exchange Commission for an order that would permit M&I Trust to charge, and the Funds to pay, market-based compensation for M&I Trust Company's services as securities lending agent. SECURITIES LENDING RISKS. When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, a Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of cash collateral, usually fixed-income
securities risk.     MORTGAGE-BACKED SECURITIES represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a "pass-through certificate." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages. Collateralized mortgage obligations (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class. In addition, CMOs may allocate interest payments to one class (IOs) and principal payments to another class (POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IO prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk. Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance higher rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility. CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes. Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of Floater class and increasing the price volatility of the Inverse Floater class. CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage backed securities which qualify and elect treatment as such under provisions of the Internal Revenue
Code) have residual interests that receive any mortgage payments not allocated to another REMIC class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. MUNICIPAL SECURITIES are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities may also issue taxable securities. Tax-exempt securities are generally classified by their source of payment.

        GENERAL OBLIGATION BONDS are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law. SPECIAL REVENUE BONDS are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders may not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds. PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally
     would result in a default on the bonds.     The interest on many types of
     private activity bonds is subject to the federal alternative minimum tax. The Funds may invest in bonds subject to the federal alternative minimum
     tax.    ANTICIPATION NOTES are securities issued in anticipation of the receipt of taxes, grants, bond proceeds or other municipal revenues. For example, many municipalities collect property taxes once a year. Such municipalities may issue tax anticipation notes to fund their operations prior collecting these taxes. The issuers then repay the tax anticipation notes at the end of their fiscal year, either with collected taxes or proceeds from newly issued notes or bonds. TAX INCREMENT FINANCING BONDS are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue these bonds to redevelop a commercial area. The tax increment financing bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Securities include:

|X|TRANs: tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues; |X|TANs: tax anticipation notes issued to finance working capital needs in anticipation of receiving taxes |X|RANs: revenue anticipation notes issued to finance working capital needs in anticipation of receiving revenues |X|BANs: bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds |X|municipal commercial paper and other short-term notes |X|variable rate demand notes |X|industrial development bonds |X|municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases |X|construction loan notes insured by the Federal Housing Administration and financed by Fannie Mae or Ginnie Mae; and |X|participation, trust and partnership interests in any of the foregoing obligations. Diversification of the Intermediate Tax-Free Fund's investments is obtained geographically by purchasing issues of Municipal Securities representative of various areas of the U.S. and general obligations of states, cities and school districts as well as some revenue issues which meet the Funds' acceptable quality criteria.

      MUNICIPAL LEASES. A Fund may purchase participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment unless the participation interests are credit enhanced. The Adviser must consider the following factors in determining the liquidity of municipal lease securities: (1) the frequency of trades and quotes for the security; (2) the volatility of quotations and trade prices for the security; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades; (6) the rating of the security and the financial condition and prospects of the issuer of the security; (7) such other factors as may be relevant to the Funds' ability to dispose of the security; (8) whether the lease can be terminated by the lessee; (9) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (10) the lessee's general credit strength; (11) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations; and (12) any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease. VARIABLE RATE MUNICIPAL SECURITIES. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate Municipal Securities than for fixed rate obligations. Many Municipal Securities with variable interest rates purchased by a Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. For purposes of determining the Funds' average maturity, the maturities of these variable rate demand Municipal Securities (including participation interests) are the longer of the periods remaining until the next readjustment of their interest rates or the periods remaining until their principal amounts can be recovered by exercising the right to demand payment. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

   REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. A Fund's custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy. Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund sells a portfolio security to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future a Fund will repurchase the portfolio at a price equal to the original sale price plus interest. A Fund may use reverse repurchase agreements for liquidity and may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

SWAP TRANSACTIONS. In a standard swap transaction, two parties agree to exchange
(swap) the returns (or differentials in rates of return) on particular securities, which may be adjusted for an interest factor. The returns to be swapped are generally calculated with respect to a return on a notional dollar amount invested at a particular interest rate, or in a basket of securities representing a particular index. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate on $10 million principal amount in exchange for the right to receive the equivalent of a fixed rate of interest on $10 million principal amount. Neither party to the swap would actually advance $10 million to the other. The Funds will usually enter into swaps on a net basis (i.e., the two payment streams are netted out), with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Funds' obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and the Funds will segregate liquid assets in an aggregate net asset value at least equal to the accrued excess, if any, on each business day. If a Fund enters into a swap on other than a net basis, a Fund will segregate liquid assets in the full amount accrued on a daily basis of a Fund's obligations with respect to the swap. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the
agreements related to the transaction.    The Funds expect to enter into swap
transactions primarily to hedge against changes in the price of other portfolio securities. For example, a Fund may hedge against changes in the market value of a fixed rate security by entering into a swap that requires a Fund to pay the same or a lower fixed rate of interest on a notional principal amount equal to the principal amount of the security in exchange for a variable rate of interest based on a market index. Interest accrued on the hedged note would then equal or exceed the Funds' obligations under the swap, while changes in the market value of the swap would largely offset any changes in the market value of the note. The Funds may also enter into swaps to preserve or enhance a return or spread on a portfolio security. The Funds do not intend to use these transactions in a
speculative manner.     The swap market has grown substantially in recent years
with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser has determined that, as a result, the swap market has become relatively liquid. Interest rate caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other swaps. To the extent swaps, caps or floors are determined by the Adviser to be illiquid, they will be included in a Fund's limitation on investments in illiquid securities. To the extent a Fund sells caps and floors, it will maintain in a segregated account cash and/or U.S. government securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of a Fund's obligations with respect to caps and floors. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the portfolio security being hedged. Swap transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to a default on an interest rate swap is limited to the net asset value of the swap together with the net amount of interest payments owed to a Fund by the defaulting party. A default on a portfolio security hedged by an interest rate swap would also expose a Fund to the risk of having to cover its net obligations under the swap with income from other portfolio securities. TEMPORARY INVESTMENTS. There may be times when market conditions warrant a defensive position (this rarely applies to the MONEY MARKET FUND). During these market conditions each of the Funds may temporarily invest without limit in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, securities of other investment companies investing in short-term debt securities, taxable or tax-free Municipal Securities (for the INTERMEDIATE TAX-FREE FUND) and foreign short-term debt securities (for the INTERNATIONAL STOCK FUND). The INTERMEDIATE TAX-FREE FUND does not currently intend to make any taxable investments although they are permitted to do so. Each Fund's temporary investments must be of comparable quality to its primary investments. TREASURY SECURITIES are direct obligations of the federal government of the United States. Investors regard treasury
securities as having the lowest credit risk.    WARRANTS give a Fund the option
to buy the issuer's stock or other equity securities at a specified price. A Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of a Fund are segregated on a Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS

     The following investment limitations are fundamental and cannot be changed for a Fund unless authorized by the "majority of the outstanding voting securities" of that Fund, as defined by the Investment Company Act.

SELLING SHORT AND BUYING ON MARGIN

The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by a Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin. ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Funds will not issue senior securities except that each Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its total assets (net assets in the case of the MONEY MARKET FUND, SHORT-TERM INCOME FUND, and INTERMEDIATE BOND FUND) including the amounts borrowed; and except to the extent that a Fund is permitted to enter into futures contracts, options or forward contracts. Except for the INTERNATIONAL STOCK FUND, a Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Except for the INTERNATIONAL STOCK FUND, a Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. PLEDGING ASSETS

The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, each Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options; and segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis. LENDING CASH OR SECURITIES

   The Funds will not lend any of their assets except portfolio securities. Except for the INTERNATIONAL STOCK FUND, loans may not exceed one-third of the value of a Fund's total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment goal, policies, and
limitations.     INVESTING IN COMMODITIES

The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, except for the the INTERMEDIATE BOND FUND, the SHORT-TERM INCOME FUND, and the MONEY MARKET FUND, a Fund may purchase and sell futures contracts and related options, and the INTERNATIONAL STOCK FUND may also enter into forward contracts and related options. INVESTING IN REAL ESTATE

The Funds will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate. DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer. Under this limitation, the INTERMEDIATE TAX FREE FUND will consider each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government-issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, subject to a limit on investments in the guarantor of 10% of total assets. CONCENTRATION OF INVESTMENTS

(INTERMEDIATE TAX-FREE FUND ONLY)

The INTERMEDIATE TAX-FREE FUND will not invest 25% or more of the value of its total assets in any one industry, except for temporary defensive purposes, the Fund may invest 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities. In addition, the INTERMEDIATE TAX-FREE FUND may invest more than 25% of the value of its total assets in obligations issued by any state, territory, or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, including tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality. This policy applies to securities which are related in such a way that an economic, business, or political development affecting one security would also affect the other securities (such as securities paid from revenues from selected projects in transportation, public works, education, or housing).

 (ALL OTHER FUNDS)

     A Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities (and domestic bank instruments for the MONEY MARKET FUND) shall not be considered investments in any one industry.

UNDERWRITING

   A Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted (the term restricted does not apply to the INTERMEDIATE TAX-FREE FUND) securities which the Fund may purchase pursuant to its investment goal, policies and limitations.

NON-FUNDAMENTAL LIMITATIONS

     The following investment limitations are non-fundamental and, therefore, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID AND RESTRICTED SECURITIES

The Funds will not invest more than 15% (10% for the MONEY MARKET FUND) of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain restricted securities not determined by the Directors to be liquid (including certain municipal leases). PURCHASING SECURITIES TO EXERCISE CONTROL

The Funds will not purchase securities of a company for the purpose of exercising control or management.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

Each Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The MONEY MARKET FUND will limit its investments in other investment companies to those of money market funds having investment objectives and policies similar to its own.

INVESTING IN OPTIONS

Except for bona fide hedging purposes, a Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts. A Fund will not purchase put options or write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated liquid assets in the amount of any further payment. A Fund will not write call options in excess of 25% of the value of its total assets. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

   REGULATORY COMPLIANCE.
The MONEY MARKET FUND may follow non-fundamental
operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the MONEY MARKET FUND will comply with the various requirements of Rule 2a-7 under the Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the MONEY MARKET FUND'S total assets in the securities of any one issuer, although the MONEY MARKET FUND'S fundamental investment limitation only requires such 5% diversification with respect to 75% of its assets. The MONEY MARKET FUND will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The MONEY MARKET FUND may change these operational policies to reflect changes in the laws and regulations without
shareholder approval.        OTHER INVESTMENT POLICIES

The following Funds have an investment policy which requires that a Fund invest, under normal market conditions, at least 65% of its total assets (80% of net assets for INTERMEDIATE TAX-FREE FUND) in a particular type of security that is consistent with a Fund's goals and investment strategies. EQUITY INCOME FUND intends to invest at least 65% of its total assets in equity securities that generate dividend income. LARGE-CAP GROWTH & INCOME FUND intends to invest at least 65% of its total assets in common stocks and preferred stocks of large-sized companies whose market capitalizations generally exceed $10 billion. MID-CAP VALUE FUND intends to invest at least 65% of its total assets in value-oriented common and preferred stocks of medium-sized companies similar in size to those within the S&P Mid-Cap 400 Index. MID-CAP GROWTH FUND intends to invest at least 65% of its total assets in growth-oriented common stocks of medium-sized companies similar in size to those within the S&P Mid-Cap 400 Index. SMALL-CAP GROWTH FUND intends to invest at least 65% of its total assets in common and preferred stocks issued by small-sized companies similar in size to those within the Russell 2000 Index. INTERNATIONAL STOCK FUND intends to invest at least 65% of its total assets in securities of issuers domiciled in at least three different nations outside the United States, and intends to invest at least 65% of the Fund's total assets in common stocks, preferred stocks and other equity securities. GOVERNMENT INCOME FUND intends to invest at least 65% of its total assets in U.S. government securities (not including privately issued mortgage-related securities). INTERMEDIATE BOND FUND intends to invest at least 65% of its total assets in bonds. INTERMEDIATE TAX-FREE FUND will invest at least 80% of its net assets in municipal securities, the income from which is exempt from federal income tax (including the federal alternative minimum tax). SHORT-TERM INCOME FUND intends to invest at least 65% of its total assets in
short- to intermediate-term investment grade bonds and notes.     DETERMINING
MARKET VALUE OF SECURITIES

USE OF THE AMORTIZED COST METHOD (MONEY MARKET FUND ONLY)

The Directors have decided that the best method for determining the value of portfolio instruments for the MONEY MARKET FUND is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current
market value.    The MONEY MARKET FUND'S use of the amortized cost method of valuing portfolio instruments depends on its compliance with the provisions of Rule 2a-7 (the Rule) promulgated by the Securities and Exchange Commission under the Act. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current
market conditions and the Fund's investment goal.     Under the Rule, the MONEY
MARKET FUND is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise. The MONEY MARKET FUND acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Fund defines demand features and standby commitments as puts, the Fund does not consider them to be corporate investments for purposes of its investment policies. MONITORING PROCEDURES. The Directors' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. INVESTMENT RESTRICTIONS. The Rule requires that the MONEY MARKET FUND limit its investments to instruments that, in the opinion of the Directors, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Directors must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the MONEY MARKET FUND will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the MONEY MARKET FUND, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates. MARKET VALUES (ALL OTHER FUNDS)

Market values of portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities, at a fair value as determined in good faith by the Board.

The Funds may value securities at prices provided by independent pricing services that may not rely exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors.

A Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the INTERNATIONAL STOCK FUND values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others. WHAT DO SHARES COST?

   Except under certain circumstances described in the Prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the Prospectus
under "How to Buy Shares" and "What Do Shares Cost?"     HOW ARE THE FUND SHARES
SOLD?

     Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers shares on a continuous, best-efforts basis. Texas residents must purchase shares of the Funds through M&I Brokerage
Services,   Inc.  at   1-800-236-FUND   (3863),   or  through   any   authorized
broker-dealer.

SHAREHOLDER SERVICES

   Marshall & Ilsley Trust Company, through MFIS, is the shareholder servicing agent for the Funds. As such, MFIS provides shareholder services which include, but are not limited to, distributing Prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemption of shares. The Funds may pay M&I Trust Company for providing shareholder services and maintaining shareholder accounts. M&I Trust Company may select others (including Federated Shareholder Services, a subsidiary of Federated Investors, Inc.) to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

   Investment professionals may be paid fees out of the assets of the Distributor and/or M&I Trust Company (but not out of Fund assets). The Distributor and/or M&I Trust Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, Authorized Dealers may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the Authorized Dealer or financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the Authorized Dealer or financial institution.

HOW TO BUY SHARES
EXCHANGING SECURITIES FOR SHARES

     You may contact the Distributor to request a purchase of shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, the Funds reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities. Because the Corporation has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net assets represented by such share class during any 90-day period. Any share redemption payment greater than this amount will also be in cash unless the Funds' Directors determine that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its net asset value. The portfolio securities will be selected in a manner that the Funds' Directors deems fair and equitable and, to the extent available, such securities will be readily
marketable.    Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when made, may be more or less than the value on the redemption date.

ACCOUNT AND
SHARE INFORMATION VOTING RIGHTS Shareholders of each Fund are entitled: (i) to one vote per full share of Common Stock; (ii) to distributions declared by Directors; and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution. Each share of the Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Corporation have equal voting rights, except that only shares of a particular portfolio or class are entitled to vote on matters affecting that portfolio or class. Consequently, the holders of more than 50% of the Corporation's shares of common stock voting for the election of Directors can elect the entire Board of Directors, and, in such event, the holders of the Corporation's remaining shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors. The Wisconsin Business Corporation Law (the
WBCL) permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its By-laws and does not anticipate holding an annual meeting of shareholders to elect Directors unless otherwise required by the Act. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Directors upon written request of shareholders owning at least 10% of the Corporation's outstanding voting shares. The shares are redeemable and are transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable except as provided in WBCL Section 180.0622(2)(b). Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to
receive a certificate evidencing such fractional shares.    As of October 4,
1999, the following shareholders of each Fund owned of record 5% or more of a Fund's outstanding Class Y Shares: EQUITY INCOME FUND Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 19,884,494 shares (61.74%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 10,418,640 shares (32.35%). LARGE-CAP GROWTH & INCOME FUND Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 12,653,688 shares (52.97%); and Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 7,439,198 shares (31.14%). MID-CAP VALUE FUND Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 5,984,963 shares (53.74%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 4,642,849 shares (41.69%). MID-CAP GROWTH FUND Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 7,151,401 shares (42.38%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 8,755,206 shares (51.89%). SMALL-CAP GROWTH FUND Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 4,236,969 shares (51.14%); Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 2,816,230 shares (33.99%); and Capinco, c/o Firstar Trust Company, Milwaukee, Wisconsin, owned approximately 703,331 shares (8.49%). INTERNATIONAL STOCK FUND Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 10,161,346 shares (48.22%); and Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 7,076,376 shares (33.58%). GOVERNMENT INCOME FUND Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 18,462,689 shares (54.23%); and Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 13,105,952 shares (38.49%). INTERMEDIATE BOND FUND Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 37,727,800 shares (57.85%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 25,826,316 shares (39.60%). INTERMEDIATE TAX-FREE FUND Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 9,801,536 shares (89.38%); and Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 730,431 shares (6.66%). SHORT-TERM INCOME FUND Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 7,726,426 shares (50.89%); and Vallee, Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, owned approximately 5,719,096 shares (37.67%). MONEY MARKET FUND Maril & Co., Milwaukee, Wisconsin, owned approximately 1,110,263,114 shares (65.52%). Shareholders owning 25% or more of the outstanding shares of a Fund may be in control and be able to affect
the outcome of certain matters presented for a vote of shareholders.     WHAT
ARE THE TAX CONSEQUENCES?

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by each Fund. Each Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the EQUITY FUNDS if the EQUITY FUNDS were a regular corporation, and to the extent designated by the EQUITY FUNDS as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income. No portion of any income dividends paid by the other Funds is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income. Under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. Dividends of the INTERMEDIATE TAX-FREE FUND representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. FOREIGN INVESTMENTS

   Investment income on certain foreign securities purchased by the Funds may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject. The effective rate of foreign tax cannot be predicted since the amount of the Funds' assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from the Funds may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

The Funds may invest in the stock of certain foreign corporations which are classified as Passive Foreign Investment Companies (PFIC). The Funds may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intend to qualify for certain Code provisions that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. Shareholders must hold Fund shares for a specified period of time to claim a foreign tax credit. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns. The Funds expect that only INTERNATIONAL STOCK FUND will qualify for these Code provisions.

STATE AND LOCAL TAXES

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital. CAPITAL GAINS

Capital gains, when realized by the Funds, could result in an increase in distributions. Capital losses could result in a decrease in distributions. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

WHO MANAGES THE FUNDS?

OFFICERS AND DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years, and total compensation received as a Director from the Corporation for its most recent fiscal year. The Corporation is comprised of eleven funds and is the only
investment company in the Fund Complex.    As of October 4, 1999, the Funds'
Board and Officers as a group owned less than 1% of a Fund's outstanding shares.

A plus sign (+) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.





NAME                                                                          AGGREGATE
BIRTHDATE                                                                     COMPENSATION
ADDRESS                      PRINCIPAL OCCUPATIONS                            FROM
POSITION WITH                FOR PAST 5 YEARS                                 CORPORATION
CORPORATION


JOHN DEVINCENTIS             Independent Financial Consultant; Retired,            $15,000
Age:  65                     formerly, Senior Vice President of Finance,
c/o Marshall Funds           In-Sink-Erator Division of Emerson Electric.
1000 North Water Street
Milwaukee, WI

DIRECTOR

JAMES MITCHELL**             Group Vice President, Citation Corporation;          $15,000
Age:  52                     President and Chief Executive Officer,
c/o Marshall Funds           Interstate Forging Industries; Chairman,
1000 North Water Street      Ayrshire Precision Engineering.
Milwaukee, WI

DIRECTOR

DUANE E. DINGMANN**          Retired; formerly President and owner,               $15,000
Age:  68                     Trubilt Auto Body, Inc. and Telephone
c/o Marshall Funds           Specialists, Inc.; formerly Class B
1000 North Water Street      (nonbanking) Director, Ninth Federal
Milwaukee, WI                Reserve District, Minneapolis, MN.

DIRECTOR

BARBARA J. POPE**            President, Barbara J. Pope, P.C., a                  $15,000
Age:  51                     financial consulting firm; President,
c/o Marshall Funds           Sedgwick Street Partners LLC; general
1000 North Water Street      partner of a private investment partnership.

Milwaukee, WI

DIRECTOR







NAME                                                                          AGGREGATE
BIRTHDATE                                                                     COMPENSATION
ADDRESS                      PRINCIPAL OCCUPATIONS                            FROM
POSITION WITH                FOR PAST 5 YEARS                                 CORPORATION
CORPORATION
JOHN M. BLASER**+            Vice President, M&I Trust Company;                        $0
Age:  42                     formerly, Partner and Chief Financial
1000 North Water Street      Officer, Artisan Partners Limited
Milwaukee, WI                Partnership; formerly, Chief Financial
PRESIDENT and DIRECTOR       Officer and Principal Administrative and
                             Finance Officer, Artisan Funds, Inc.;
                             formerly, Senior Vice President, Kemper

                             Securities.

DAVID W. SCHULZ**+           President and Director, M&I Investment                    $0
Age:  41                     Management Corp.; Vice President, M&I Trust
1000 North Water Street      Company.

Milwaukee, WI 53202

DIRECTOR

JO A. DALES                  Vice President, M&I Trust Company;                        $0
Age:  38                     formerly, Senior Audit Manager of Marshall
1000 North Water Street      & Ilsley Corporation and Operations
Milwaukee, WI                Specialist for Firstar Trust Company.

VICE PRESIDENT

ANN K. PEIRICK               Assistant Vice President, M&I Trust                       $0
Age:  45                     Company; formerly, Senior Financial Analyst
1000 North Water Street      - Community Bank Finance and Manager of
Milwaukee, WI                Corporate Financial Analysis, Bank One,

 TREASURER                   Wisconsin.

BROOKE J. BILLICK            Vice President and Securities Counsel, M&I                $0
Age:  45                     Trust Company, M&I Investment Management
1000 North Water Street      Corp.; formerly, shareholder, Gibbs, Roper,

Milwaukee, WI                Loots & Williams SC.

SECRETARY

**  Elected as a Director on May 24, 1999.

ADVISER TO THE FUNDS

The Adviser conducts investment research and makes investment decisions for the Fund. The Funds' investment adviser is M&I Investment Management Corp. (Adviser), a wholly owned subsidiary of Marshall & Ilsley Corporation. The Adviser shall not be liable to the Corporation, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation. Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the lending relationships affiliates of the Adviser with an issuer. SUB-ADVISER TO INTERNATIONAL STOCK FUND

   BPI Global Asset Management LLP (BPI) is the Sub-Adviser to the INTERNATIONAL STOCK FUND. It is the Adviser's responsibility to select a Sub-Adviser for the INTERNATIONAL STOCK FUND that has distinguished itself in its area of expertise in asset management and to review the Sub-Adviser's performance. The Adviser provides investment management evaluation services by performing initial due diligence on BPI and thereafter monitoring BPI's performance through quantitative and qualitative analysis, as well as periodic in-person, telephonic and written consultations with BPI. In evaluating BPI, the Adviser considers, among other factors, BPI's level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. The Adviser has responsibility for communicating performance expectations and evaluations to BPI and ultimately recommending to the Corporation's Directors whether BPI's contract should be renewed, modified or terminated. The Adviser provides written reports to the Directors regarding the results of its evaluation and monitoring functions. The Adviser is also responsible for conducting all operations of the INTERNATIONAL STOCK FUND, except those operations contracted to BPI, the custodian, the transfer agent, and the administrator. Although BPI's activities are subject to oversight by the Directors and officers of the Corporation, neither the Directors, the officers, nor the Adviser evaluates the investment merits of BPI's individual security selections. BPI has complete discretion to purchase, manage and sell portfolio securities for the INTERNATIONAL STOCK FUND, subject to the INTERNATIONAL STOCK FUND'S investment goal, policies and limitations. For its services under the Sub-advisory Agreement, the Sub-Adviser receives a fee at the annual rate of 0.40% of the INTERNATIONAL STOCK FUND'S average daily net assets. The Sub-Adviser is paid by the Adviser and not by the INTERNATIONAL STOCK FUND. However, BPI will furnish to the Adviser such investment advice, statistical and other factual information as requested by the Adviser. BPI, headquartered in Orlando, Florida, provides portfolio management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals, and other institutions located in both Canada and the United States, and is an investment adviser registered with the U.S. Securities and Exchange Commission. BPI was formed in March 1997 as a Delaware limited liability partnership between BPI Global Holdings USA, Inc. (BPI Holdings USA) as a 51% partner, and JBS Advisors, Inc. (JBS) as a 49% partner. BPI Holdings USA is a wholly-owned subsidiary of BPI Global Holdings, Inc., which is a wholly-owned subsidiary of BPI Financial Corporation. Effective August 1999, BPI Financial Corporation became a wholly-owned subsidiary of C.I. Fund Management, Inc., a publicly-traded company located in Toronto, Ontario, Canada. JBS is owned by BPI's portfolio managers and its President. For the period from May 1, 1999 to August 31, 1999, the Adviser paid BPI $366,413. BPI became Sub-Adviser on March 29, 1999, but was compensated for advisory services beginning May 1, 1999. Prior to March 26, 1999, Templeton Investment Counsel, Inc. (TICI) served as the INTERNATIONAL STOCK FUND'S former Sub-Adviser. For the period from September 1, 1998 to May 1, 1999 (the effective date of termination of TICI's sub-advisory contract), the Adviser paid TICI $645,806. For the fiscal years ended August 31, 1998 and 1997, the Adviser paid TICI $1,072,613 and
$816,182, respectively.     BANKING LAWS

Banking laws and regulations presently prohibit a bank holding company registered under the federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end management investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company, affiliate, or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. M&I Corp. is subject to such banking laws
and regulations.    M&I Corp. believes, based on the advice of its counsel, that
M&I Investment Management Corp. may perform the services contemplated by the investment advisory agreement with the Corporation without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such present or future statutes and regulations, could prevent M&I Investment Management Corp. or M&I Corp. from continuing to perform all or a part of the services described in the Prospectus for its customers and/or the Fund. If M&I Investment Management Corp. and M&I Corp. were prohibited from engaging in these activities, the Directors would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by M&I Investment Management Corp. and M&I Brokerage Services or MFIS. It is not expected that existing shareholders would suffer any adverse financial consequences if another adviser with equivalent abilities to M&I Investment
Management Corp. is found as a result of any of these occurrences.     BROKERAGE
TRANSACTIONS

The Adviser and/or BPI may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund, the Adviser, or BPI and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. The Adviser, BPI, and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Research services provided by brokers and dealers may be used by the Adviser and BPI in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser, BPI, or their affiliates might otherwise have paid, it would tend to
reduce their expenses.    Aggregate total commissions with brokers that provided
research were $845,012 on transactions with an aggregate principal value of $542,732,676.

ADMINISTRATOR

   The Administrator of the Fund is Federated Administrative Services, a subsidiary of Federated Investors, Inc. Effective January 1, 2000, Marshall & Ilsley Trust Company will be the Administrator of the Funds and Federated Services Company will be the Sub-Administrator. The Administrator provides administrative personnel and services to the Funds for a fee at an annual rate as specified below (except SMALL-CAP GROWTH FUND):

                                             AVERAGE AGGREGATE DAILY NET

            ADMINISTRATIVE FEE               ASSETS OF THE CORPORATION
               .150%                          on the first $250 million
               .125%                          on the next $250 million
               .100%                          on the next $250 million
               .075%                     on assets in excess of $750 million

The Administrator provides these services for an annual fee equal to 0.12% of the SMALL-CAP GROWTH FUND'S average daily net assets.

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. The Administrator may choose voluntarily to reimburse a portion of its fee at any time. Effective January 1, 2000, all fees of the Sub-Administrator will be paid by the Administrator.

     The functions performed by the Administrator include, but are not limited to the following:

o    preparation,   filing  and  maintenance  of  the  Corporation's   governing
     documents, minutes of Directors' meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the Corporation's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o prepare, negotiate and administer contracts on behalf of the Fund;

o supervision of the preparation of financial reports;

o preparation and filing of federal and state tax returns;

o assistance with the design, development and operation of a Fund; and

o providing advice to the Funds and Corporation's Directors.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of the Funds' average net assets for the period
plus out-of-pocket expenses.    The transfer agent may employ third parties,
including M&I Trust Company, to provide sub-accounting and sub-transfer agency services. In exchange for these services, the transfer agent may pay such third-party providers a per account fee and out-of-pocket expenses.
CUSTODIAN

   M&I Trust Company, Milwaukee, Wisconsin, a subsidiary of M&I Corp., is custodian for the securities and cash of the Fund. For its services as custodian, M&I Trust Company receives an annual fee, payable monthly, based on a
percentage of a Fund's average aggregate daily net assets.        SUB-CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, the INTERNATIONAL STOCK FUND'S sub-custodian, has entered into agreements with foreign subcustodians approved by the Directors pursuant to Rule 17f-5 under the Act. The foreign subcustodians may not hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the foreign subcustodians is based on a schedule of charges agreed on from time to time. INDEPENDENT AUDITORS

The independent auditor for the Funds, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDS FOR SERVICES
------------------- --------------------------------- ---------------------------- -------------------------------
FUND NAME                  ADVISORY FEE PAID/         BROKERAGE COMMISSIONS PAID      ADMINISTRATIVE FEE PAID
                          ADVISORY FEE WAIVED

                                                      ---------------------------- -------------------------------
                    --------------------------------- ---------------------------- -------------------------------
                       FOR THE FISCAL YEAR ENDED       FOR THE FISCAL YEAR ENDED     FOR THE FISCAL YEAR ENDED

                               AUGUST 31                       AUGUST 31                     AUGUST 31
                    --------------------------------- ---------------------------- -------------------------------
                   -----------------------------------------------------------------------------------------------
                      1999       1998       1997        1999      1998     1997      1999      1998       1997
-------------------
                   -----------------------------------------------------------------------------------------------
EQUITY INCOME FUND $4,006,158 $3,596,326 $1,964,826  $950,099   $861,077 $468,108 $448,829   $403,594  $227,695
                   $0         $0         $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH   $2,763,976 $2,284,566 $1,877,032  $283,032   $216,531 $309,709 $310,828   $256,720  $217,817
& INCOME FUND      $0         $0         $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUND $1,033,112 $1,245,164 $1,245,668  $488,948   $444,003 $364,246 $118,865   $139,888  $144,711
                   $0         $0         $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH     $1,933,093 $1,676,595 $1,288,819  $566,593   $481,875 $580,150 $218,644   $188,403  $149,489
FUND               $0         $0         $0

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH   $997,009   $857,023   $368,209    $226,345   $142,276 $117,618 $123,840   $102,843  $44,185
FUND               $0         $0         $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
INTERNATIONAL      $2,416,970 $2,504,141 $1,857,261  $1,744,043 $265,289 $340,030 $205,307   $211,050  $161,481
STOCK FUND         $23,525    $0         $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GOVERNMENT INCOME  $2,245,727 $1,833,350 $1,304,960  N/A        N/A      N/A      $253,421   $205,934  $151,306
FUND               $291,548   $272,859   $272,824
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND  $3,565,324 $3,105,550 $2,440,381  N/A        N/A      N/A      $498,835   $435,828  $354,123
FUND               $356,532   $333,362   $346,194

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
INTERMEDIATE       $658,570   $570,658   $463,700    N/A        N/A      N/A      $91,361    $80,183   $67,231
TAX-FREE FUND      $277,085   $266,927   $238,359
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
SHORT-TERM INCOME  $810,216   $846,144   $736,245    N/A        N/A      N/A      $112,112   $118,980  $106,697
FUND               $445,583   $451,276   $429,010
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND  $8,873,537 $7,729,527 $6,354,005  N/A        N/A      N/A      $1,477,382 $1,302,763$1,105,666
                   $4,436,304 $3,846,385 $3,304,082
------------------------------------------------------------------------------------------------------------------
N/A - NOT APPLICABLE


FOR THE FISCAL YEAR ENDED AUGUST 31,1999

--------------------------------- -------------------------
FUND                                SHAREHOLDER SERVICES
                                            FEE/

                                    SHAREHOLDER SERVICES
                                         FEE WAIVED

--------------------------------- -------------------------
--------------------------------- -------------------------
EQUITY INCOME FUND                       $1,335,022
                                             $0

--------------------------------- -------------------------
--------------------------------- -------------------------
LARGE-CAP GROWTH & INCOME FUND            $920,954
                                             $0

--------------------------------- -------------------------
--------------------------------- -------------------------
MID-CAP VALUE FUND                        $344,176
                                             $0

--------------------------------- -------------------------
--------------------------------- -------------------------
MID-CAP GROWTH FUND                       $644,251
                                             $0

--------------------------------- -------------------------
--------------------------------- -------------------------
SMALL-CAP GROWTH FUND                     $249,070
                                             $0

--------------------------------- -------------------------
--------------------------------- -------------------------
INTERNATIONAL STOCK FUND                  $604,066
                                             $0

--------------------------------- -------------------------
--------------------------------- -------------------------
GOVERNMENT INCOME FUND                    $684,008
                                          $624,141

--------------------------------- -------------------------
--------------------------------- -------------------------
INTERMEDIATE BOND FUND                   $1,353,842
                                         $1,235,035

--------------------------------- -------------------------
--------------------------------- -------------------------
INTERMEDIATE TAX-FREE FUND                $274,404
                                          $252,452

--------------------------------- -------------------------
--------------------------------- -------------------------
SHORT-TERM INCOME FUND                    $337,590
                                          $310,583

--------------------------------- -------------------------
--------------------------------- -------------------------
MONEY MARKET FUND                        $332,8140

--------------------------------- -------------------------


HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise each Fund's share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions. The average annual total return for a Fund shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions. The quoted performance data for the SMALL-CAP GROWTH FUND includes the performance of a predecessor collective trust fund for periods before the Fund's registration statement became effective on August 30, 1996, as adjusted to reflect the Fund's expenses. The collective trust fund was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected. YIELD (ALL FUNDS) AND TAX-EQUIVALENT YIELD (INTERMEDIATE TAX-FREE FUND ONLY)

The MONEY MARKET FUND calculates the yield for Class Y Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:

        o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

     o  multiplying the base period return by 365/7.

   The MONEY MARKET FUND's yield for Class Y Shares (formerly, Class A Shares) for the seven-day period ended August 31, 1999, was 4.92%.

The yield for the other Funds' shares is calculated by dividing: (i)the net investment income per share earned by a Fund's shares over a thirty-day period; by (ii) the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax equivalent yield for INTERMEDIATE TAX-FREE FUND shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield for the Funds and in the case of the INTERMEDIATE TAX-FREE FUND, the tax-equivalent yield do not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid
to shareholders.    The INTERMEDIATE TAX-FREE FUND'S tax-equivalent yield for
the 30-day period ended August 31, 1999 was 7.24%.     To the extent that
financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees. EFFECTIVE YIELD (MONEY MARKET FUND ONLY)

   The MONEY MARKET FUND's effective yield for Class Y Shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The MONEY MARKET FUND's effective yield for Class Y Shares (formerly, Class A Shares) for the seven-day period ended August 31, 1999, was 5.04%.

       ------------------------ ----------------------- -----------------------
       FUND                      AVERAGE ANNUAL TOTAL           YIELD
                                        RETURN          for the 30-day period

                                  for the following     ended August 31, 1999

                                 periods ended August
                                       31, 1999

                                ----------------------- -----------------------
                                ----------------------- -----------------------
                                    CLASS Y SHARES          CLASS Y SHARES

                                       One Year
                                      Five Year

                                   Since Inception

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       Equity Income Fund       27.92%                          1.45%
                                18.78%
                                16.03%(a)

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       Large-Cap Growth &       38.98%                          0.29%
       Income Fund              20.31%
                                14.96%(b)

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       Mid-Cap Value Fund       21.92%                          0.51%
                                12.53%
                                12.38%(a)

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       Mid-Cap Growth Fund      53.41%                          0.00%
                                20.30%
                                16.34%(a)

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       Small-Cap Growth Fund    26.30%                          0.00%
                                N/A
                                21.97%(c)

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       International Stock      22.20%                           N/A
       Fund                     9.23%

                                9.23%(d)

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       Government Income Fund   0.62%                           5.55%
                                6.47%
                                5.54%(e)

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       Intermediate Bond Fund   1.28%                           5.93%
                                5.92%
                                5.20%(f)

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       Intermediate Tax-Free    0.02%                           4.37%
       Fund                     4.79
                                4.11%(g)

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       Short-Term Income Fund   3.59%                           5.74%
                                5.67%
                                4.97%(h)

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       Money Market Fund        4.98%                           4.85%
                                5.36%
                                4.80%(f)

       ------------------------ ----------------------- -----------------------
       A)   September 30, 1993
       B)   November 20, 1992

C)      November 1, 1995
D)      September 1, 1994
E)      December 13, 1992
F)      November 23, 1992
G)      February 2, 1994
H)      November 1, 1992

TAX-EQUIVALENCY TABLE

Set forth below is a sample tax-equivalency table that the INTERMEDIATE TAX-FREE FUND may use in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax* and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                        TAXABLE YIELD EQUIVALENT FOR 1999

                            MULTISTATE MUNICIPAL FUND

FEDERAL INCOME TAX BRACKET:

                15.00%     28.00%          31.00%           36.00%      39.60%


JOINT              $1-    $43,051-        $104,051-        $158,551-     OVER
RETURN          42,050     104,050         158,550          283,150    $283,150

SINGLE             $1-    $25,751-        $62,451-         $130,251-     OVER
RETURN          25,750     62,450          130,250          283,150    $283,150

   Tax-Exempt

   Yield                             Taxable Yield Equivalent

  1.00%         1.18%       1.39%          1.45%           1.56%        1.66%
  1.50%         1.76%       2.08%          2.17%           2.34%        2.48%
  2.00%         2.35%       2.78%          2.90%           3.13%        3.31%
  2.50%         2.94%       3.47%          3.62%           3.91%        4.14%
  3.00%         3.53%       4.17%          4.35%           4.69%        4.97%
  3.50%         4.12%       4.86%          5.07%           5.47%        5.79%
  4.00%         4.71%       5.56%          5.80%           6.25%        6.62%
  4.50%         5.29%       6.25%          6.52%           7.03%        7.45%
  5.00%         5.88%       6.94%          7.25%           7.81%        8.28%
  5.50%         6.47%       7.64%          7.97%           8.59%        9.11%
  6.00%         7.06%       8.33%          8.70%           9.38%        9.93%
  6.50%         7.65%       9.03%          9.42%          10.16%       10.76%
  7.00%         8.24%       9.72%         10.14%          10.94%       11.59%
  7.50%         8.82%      10.42%         10.87%          11.72%       12.42%
  8.00%         9.41%      11.11%         11.59%          12.50%       13.25%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares. *Some portion of the INTERMEDIATE TAX-FREE FUND'S income may be subject to the federal alternative minimum tax and state and local income taxes.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of the Funds' shares to certain indices;

o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from sources the Funds believe are reliable regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds' use in advertising may include:

        o MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, FAR EAST INDEX
(EAFE) is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian and New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.

o LIPPER, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature.

o    CONSUMER PRICE INDEX is generally considered to be a measure of inflation.

o DOW JONES INDUSTRIAL AVERAGE (DJIA) is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by Dow Jones & Company, it is cited as a principal indicator of market conditions.

o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

o RUSSELL 1000 GROWTH INDEX consists of those Russell 2000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates.

o RUSSELL 2000 INDEX is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

o STANDARD & POOR'S RATINGS GROUP SMALL STOCK INDEX is a broadly diversified index consisting of approximately 600 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

     o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     o BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

     o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of over 300 taxable money market funds on a weekly basis and through its MONEY MARKET INSIGHT publication reports monthly and 12 month-to-date investment results for the same money funds.

     o THE S&P/BARRA VALUE INDEX AND THE S&P/BARRA GROWTH INDEX are constructed by Standard & Poor's and BARRA, Inc., an investment technology and consulting company, by separating the S&P 500 Index into value stocks and growth stocks. The S&P/BARRA Growth and S&P/BARRA Value Indices are constructed by dividing the stocks in the S&P 500 Index according to their price-to-book ratios. The S&P/BARRA Growth Index, contains companies with higher price-to-earnings ratios, low dividends yields, and high earnings growth (concentrated in electronics, computers, health care, and drugs). The Value Index contains companies with lower price-to-book ratios and has 50% of the capitalization of the S&P 500 Index. These stocks tend to have lower price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth (concentrated in energy, utility and financial sectors). The S&P/BARRA Value and S&P/BARRA Growth Indices are capitalization-weighted and rebalanced semi-annually. Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.

     o STANDARD & POOR'S MIDCAP 400 STOCK PRICE INDEX, a composite index of 400 common stocks with market capitalizations between $200 million and $7.5 billion in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

o MERRILL LYNCH 1-3 YEAR TREASURY INDEX is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

     o MERRILL LYNCH CORPORATE MASTER is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based on the composites of ratings assigned by Standard & Poor's Corporation and Moody's Investors Service, Inc. Only bonds with a minimum maturity of one year are included.

     o MERRILL LYNCH 1-YEAR TREASURY BILL INDEX is comprised of the most recently issued one-year U.S. Treasury bills. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

o MERRILL LYNCH CORPORATE A-RATED (1-3 YEAR) BOND INDEX is a universe of corporate bonds and notes with maturities between 1-3 years and rated A3 or higher.

     o LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporation; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Traced by Lehman Brothers, Inc., the index calculates total return for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

     o LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is a universe of government and corporate bonds rated BBB or higher with maturities between 1-10 years.

     o THE SALOMON BROTHERS TOTAL RATE-OF-RETURN INDEX for mortgage pass through securities reflects the entire mortgage pass through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market weighted portfolio is constructed considering all newly created pools and coupons.

     o THE MERRILL LYNCH TAXABLE BOND INDICES include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

     o LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is a universe of fixed rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC), and Federal National Mortgage Association (FNMA).

     o LEHMAN BROTHERS FIVE-YEAR STATE GENERAL OBLIGATIONS BONDS is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.

Investors may also consult the fund evaluation consulting universes listed below. Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation, and mutual funds.

     o FIDUCIARY CONSULTING GRID UNIVERSE, for example, is composed of over 1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.

        o SEI DATABASE for equity funds includes approximately 900 funds, representing 361 money managers, divided into fund types based on investor groups and asset mix. The funds are ranked every three, six, and twelve months.

o MERCER MEIDINGER, INC. compiles a universe of approximately 600 equity funds, representing about 500 investment managers, and updates their rankings each calendar quarter as well as on a one, three, and five year basis.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (ICI). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 mutual funds available.

FINANCIAL STATEMENTS

   The financial statements for the fiscal year ended August 31, 1999, are incorporated herein by reference from the Funds' Annual Report dated August 31, 1999 (File Nos. 33-48907 and 811-58433). A copy of the Annual Report may be obtained without charge by contacting Marshall Funds Investor Services at the address located on the back cover of the SAI or by calling Marshall Funds Investor Services at 1-414-287-8555 or 1-800-FUND (3863).

APPENDIX

STANDARD AND POOR'S BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. PLUS (+) OR MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. NR--Not rated by Moody's. FITCH IBCA, INC. LONG-TERM DEBT RATINGS AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. NR--NR indicates that Fitch does not rate the specific issue.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICES, INC. COMMERCIAL PAPER RATINGS

P-1--Issuers rated PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. FITCH IBCA, INC. SHORT-TERM RATINGS F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 categories. STANDARD AND POOR'S MUNICIPAL BOND RATINGS AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. NR -- NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Plus (+) or minus (-): The ratings AA and A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATINGS AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. BAA- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. NR -- Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in the generic rating classification of Aa and A in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. STANDARD AND POOR'S MUNICIPAL NOTE RATINGS SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. SP-2 -- Satisfactory capacity to pay principal and interest. MOODY'S INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS MIG1/VMIG1 -- This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

ADDRESSES

MARSHALL EQUITY INCOME FUND MARSHALL LARGE-CAP GROWTH & INCOME FUND MARSHALL MID-CAP VALUE FUND MARSHALL MID-CAP GROWTH FUND MARSHALL SMALL-CAP GROWTH FUND MARSHALL INTERNATIONAL STOCK FUND MARSHALL GOVERNMENT INCOME FUND MARSHALL INTERMEDIATE BOND FUND MARSHALL INTERMEDIATE TAX-FREE FUND MARSHALL SHORT-TERM INCOME FUND MARSHALL MONEY MARKET FUND

                                                             P.O. Box 1348
                                                          Milwaukee, Wisconsin 53201-1348

Distributor

               Federated Securities Corp.                 Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, PA 15222-3779

Adviser to all Funds

               M&I Investment Management Corp.            1000 North Water Street
                                                          Milwaukee, Wisconsin 53202

   Sub-Adviser to MARSHALL INTERNATIONAL STOCK FUND

               BPI Global Asset Management LLP            1900 Summit Tower Boulevard
                                                          Suite 450 Orlando, Florida 32810

Custodian

               Marshall & Ilsley Trust Company            1000 North Water Street
                                                          Milwaukee, Wisconsin 53202

Transfer Agent, Dividend Disbursing Agent and
       Portfolio Accounting Services

               Federated Services Company                 Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, PA 15222-3779

Shareholder Servicing Agent                               Marshall Funds Investor Services, a division of
       P.O. Box 1348
               Marshall & Ilsley Trust Company            Milwaukee, Wisconsin 53201-1348

Legal Counsel                                                    Bell, Boyd & Lloyd
                             Three First National Plaza          70 West Madison Street, Suite 3300
Chicago, IL 60602-4207

Independent Auditors

               Ernst & Young LLP                          200 Clarendon Street
                                                          Boston, MA 02116-5072

Marshall Funds Investor Services
1000 North Water Street

Milwaukee, Wisconsin 53202

414-287-8555 or 800-236-FUND (3863)

TDD: Speech and Hearing Impaired Services
1-800-236-209-3520
Internet address: http://www.marshallfunds.com

[Marshall Funds logo]

The Marshall Funds Family

Investment Information and Prospectus

Class A Shares

October 1999

>  Marshall Equity Income Fund

>  Marshall Large-Cap Growth & Income Fund

>  Marshall Mid-Cap Value Fund

>  Marshall Mid-Cap Growth Fund

>  Marshall Small-Cap Growth Fund

>  Marshall International Stock Fund

>  Marshall Government Income Fund

>  Marshall Intermediate Bond Fund

>  Marshall Money Market Fund

[Marshall Funds logo]



The Marshall Funds Story

The Marshall Funds offer a full line of investment choices, from money market funds to bond funds to domestic and international equity funds. Backed by a long history of investment management expertise and managed with uncommon discipline, the Marshall Funds' story is a rich and substantial one. Here's why:

Experience: The Marshall Funds are backed by the solid reputation and recognized experience of M&I Investment Management Corp., the adviser to the Funds. Managing more than $10.5 billion for corporations, foundations, endowments and individuals--including $4.7 billion of the Marshall Funds--M&I Investment Management Corp. was one of the first bank-sponsored investment advisory firms in the country, founded over 25 years ago. But M&I's roots go even deeper. In fact, M&I Bank is the oldest financial institution in Wisconsin, celebrating 150 years in 1997.

Discipline: The Marshall Fund family's hallmark is its highly specialized, style-specific investment approach. By staying "true to the style" of each Fund's objectives, our experienced managers don't bend or compromise the rules. That means each Marshall Fund adheres to the philosophy or "mission" of that Fund. This positions the Marshall Funds as excellent components in an asset allocation plan. In other words, if you buy a small-cap growth fund, it will stay a small-cap growth fund. There will be no surprises.

Capability: More than 50 dedicated, experienced investment professionals back up the Marshall Funds. With an average of more than 15 years of industry experience, our portfolio managers have proven their abilities through good markets and bad. To do their jobs, the entire staff leverages state of the art technology, including the best in Portfolio Management Systems, Performance Analysis Services, Trading Systems and Electronic Information Services.

Research: We believe in exhaustive and extensive research to inform investment selections in the Marshall Funds. That's why M&I portfolio managers and analysts spend a substantial amount of their time in face-to-face meetings with the top management of firms they are analyzing, travelling to companies across the country to evaluate management, operations, strategies and products first-hand. Wall Street analysts' coverage is studied on a daily basis as well.

Efficiency: The Marshall Funds are managed to help keep costs as low as possible, and the Funds' expense ratios have dropped below the industry averages for their Fund peer groups as a result of our continued sales efforts and effective expense management.


Not FDIC Insured              No Bank Guarantee  May Lose Value

Not part of the prospectus



[Logo of Marshall Funds]

Class A Shares
Table of Contents



Risk/Return Summary                                           2
 . Equity Funds

  Marshall Equity Income Fund                                 3
  Marshall Large-Cap Growth &Income Fund                      3
  Marshall Mid-Cap Value Fund                                 4
  Marshall Mid-Cap Growth Fund                                4
  Marshall Small-Cap Growth Fund                              5
  Marshall International Stock Fund                           6
 . Income Funds

  Marshall Government Income Fund                             7
  Marshall Intermediate Bond Fund                             7

 . Money Market Fund

  Marshall Money Market Fund                                  8
Fees and Expenses of the Funds                                9
Main Risks of Investing in the Marshall Funds                10
Securities Descriptions                                      12
How to Buy Shares                                            14
How to Redeem and Exchange Shares                            16
Account and Share Information                                18
Marshall Funds, Inc. Information                             20
Financial Highlights                                         25


Shares of the Marshall Funds, like shares of all mutual funds, are not bank deposits, federally insured, or guaranteed, and may lose value.



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



Prospectus
October 31, 1999



Risk/Return Summary



The Marshall Funds offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to investors with long-term goals willing to bear the risks of the stock market for potentially greater rewards. The Marshall Funds are managed by the investment professionals at M&I Investment Management Corp. (Adviser).



Risk/Return Summary of Mutual Funds



[graphic]

Equity Funds
Marshall Equity Income Fund

Marshall Large-Cap Growth & Income Fund
Marshall Mid-Cap Value Fund
Marshall Mid-Cap Growth Fund
Marshall Small-Cap Growth Fund
Marshall International Stock Fund

Income Funds
Marshall Government Income Fund
Marshall Intermediate Bond Fund

Money Market Fund
Marshall Money Market Fund

Principal Risks of the Funds



                                      Stock                          Foreign         Debt       Asset/Mortgage
                                     Market     Sector    Style     Securities    Securities   Backed Securities

                                      Risks     Risks     Risks       Risks         Risks            Risks

Marshall Equity Income Fund             X         X         X

Marshall Large-Cap

Growth & Income Fund                    X         X         X
Marshall Mid-Cap Value Fund             X         X         X
Marshall Mid-Cap Growth Fund            X         X         X
Marshall Small-Cap Growth Fund          X         X         X
Marshall International Stock Fund       X         X         X           X
Marshall Government Income Fund                                                       X                X
Marshall Intermediate Bond Fund                                                       X                X
Marshall Money Market Fund                                                            X                X



Acomplete description of these risks can be found in the "Main Risks of Investing in the Marshall Funds" section.



An investment in any of the Marshall Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



Equity Funds

[graphic]

Marshall Equity Income Fund

[graphic]

Goal: To provide capital appreciation and above-average dividend income.



Strategy: Fund assets are invested in a broadly-diversified portfolio of common stocks whose market capitalization typically exceeds eight billion dollars. In order to provide both capital appreciation and income, the Adviser attempts to structure the portfolio to pursue a yield at least 1% more than the income earned on the stocks in the Standard & Poor's 500 Index (S&P 500). The Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than the S&P 500, higher-than-average dividend yields or a lower-than-average price-to-book value.

Annual Total Return (calendar years 1994-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall Equity Income Fund (Fund) as of the calendar year-end for each of five years.

The "y" axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 35.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1994 through 1998, are: -1.63%, 34.22%, 21.18%, 27.53%, and 10.48%.

Total Return



Best quarter                   (4Q98)            11.67%
Worst quarter                  (3Q98)            (7.75%)
Most recent quarter            (3Q99)            (8.61%)





Average Annual Total Return through 12/31/98


                                                               Since 9/30/93

                         1 Year            5 Year                inception
Fund                     10.48%            17.65%                   16.93%
LEIFI                    11.78%            16.62%                   16.03%
S&P 500                  28.58%            24.06%                   23.32%


Marshall Large-Cap Growth & Income Fund

[graphic]

Goal: To provide capital appreciation and income.



Strategy: Fund assets are invested in a diversified portfolio of common stocks of large-sized companies whose market capitalization typically exceeds $10 billion. The Adviser looks for companies that are leaders in their industry and have records of above-average financial performance and proven superior management. These types of companies typically offer opportunities for growth and also provide dividend income.

Annual Total Return (calendar years 1993-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall Large-Cap Growth & Income Fund (Fund) as of the calendar year-end for each of six years.

The "y" axis reflects the "% Total Return" beginning with "-10.00%" and increasing in increments of 5.00% up to 35.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1993 through 1998, are: 3.35%, -5.79%, 33.20%, 14.66%, 26.24% and 26.18%.

Total Return



Best quarter                   (4Q98)          22.67%
Worst quarter                  (3Q98)         (10.08%)
Most recent quarter            (3Q99)          (6.50%)





Average Annual Total Return through 12/31/98





                                                              Since 11/20/92

                         1 Year            5 Year                inception
Fund                   26.18%            18.04%                   15.43%
LGIFI                  13.58%            17.83%                   17.33%
S&P 500                28.58%            24.06%                   21.65%




As with all mutual funds, past performance does not necessarily predict future performance. The table, bar chart and total return information are for the Class Y Shares of the Equity Income Fund and Large-Cap Growth & Income Fund which are not offered in this prospectus, are not sold subject to a sales charge, (load), and have returns based on net asset value. The returns for Class A Shares are not presented because they are for a period of less than one year. Class A Share returns would be substantially similar because the classes are invested in the same portfolio of securities and the returns would differ only to extent that the classes do not have the same expenses. The average annual total returns above are compared to a broad-based market index over a period of time. In addition, the performance of the Equity Income Fund is compared to the Lipper Equity Income Funds Index (LEIFI), and the performance of the Large-Cap Growth & Income Fund is compared to the Lipper Growth & Income Funds Index (LGIFI), which are indices of funds with similar investment objectives.



Marshall Mid-Cap Value Fund

[graphic]

Goal: To provide capital appreciation.



Strategy: Fund assets are invested in a diversified portfolio of common stocks of companies similar in size to those within the S&P Mid-Cap 400 Index (S&P
400). As of August 31, 1999, the S&P 400's range was $243 million to $11.5 billion, but frequently changes as the market value of the stocks that comprise the S&P 400 changes or as stocks are added or removed from the S&P 400. The Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than the S&P 500, higher-than-average dividend yields or a lower-than-average price-to-book value. In addition, these companies may have under-appreciated assets, or be involved in company turnarounds or corporate restructurings.

Annual Total Return (calendar years 1994-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall Mid-Cap Value Fund (Fund) as of the calendar year-end for each of five years.

The "y" axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 30.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1994 through 1998, are: 2.08%, 25.39%, 13.91%, 23.38%, and 5.15%.

Total Return



Best quarter               (4Q98)                    12.36%
Worst quarter              (3Q98)                   (13.20%)
Most recent quarter        (3Q99)                    (8.96%)



Average Annual Total Return through 12/31/98



                                                                Since 9/30/93

                         1 Year             5 Year                inception
Fund                    5.15%             13.59%                   13.37%
LMCVFI                 (1.72%)            12.03%                   11.98%
S&P 400                19.09%             18.84%                   18.45%


Marshall Mid-Cap Growth Fund

[graphic]

Goal: To provide capital appreciation.



Strategy: Fund assets are invested in a diversified portfolio of common stocks of companies similar in size to those within the S&P Mid-Cap 400 Index (S&P
400). As of August 31, 1999, the S&P 400's range was $243 million to $11.5 billion, but frequently changes as the market value of the stocks that comprise the S&P 400 changes or as stocks are added or removed from the S&P 400. The Adviser selects stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distribution, or overall business restructuring.

Annual Total Return (calendar years 1994-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall Mid-Cap Growth Fund (Fund) as of the calendar year-end for each of five years.

The "y" axis reflects the "% Total Return" beginning with "-10.00%" and increasing in increments of 5.00% up to 35.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1994 through 1998, are: -5.64%, 33.74%, 20.61%, 22.73%, and 15.72%.

Total Return



Best quarter                  (4Q98)               30.61%
Worst quarter                 (3Q98)              (22.90%)
Most recent quarter           (3Q99)               (1.12%)



Average Annual Total Return through 12/31/98



                                                               Since 9/30/93

                         1 Year            5 Year                inception
Fund                   15.72%            16.67%                   16.17%
LMCGFI                 12.79%            14.68%                   14.50%
S&P 400                19.09%            18.84%                   18.45%




As with all mutual funds, past performance does not necessarily predict future performance. The table, bar chart and total return information are for the Class Y Shares of the Mid-Cap Value Fund and Mid-Cap Growth Fund which are not offered in this prospectus, are not sold subject to a sales charge, (load), and have returns based on net asset value. The returns for Class A Shares are not presented because they are for a period of less than one year. Class A Share returns would be substantially similar because the classes are invested in the same portfolio of securities and the returns would differ only to extent that the classes do not have the same expenses. The average annual total returns above are compared to a broad-based market index over a period of time. In addition, the performance of the Mid-Cap Value Fund is compared to the Lipper Mid-Cap Value Funds Index (LMCVFI), and the performance of the Mid-Cap Growth Fund is compared to the Lipper Mid-Cap Growth Funds Index (LMCGFI), which are indices of funds with similar investment objectives.

Marshall Small-Cap Growth Fund/1/

[graphic]

Goal: To provide capital appreciation.



Strategy: Fund assets are invested in a diversified portfolio of common stocks of small-sized companies similar in size to those within the Russell 2000 Index (Russell 2000). As of August 31, 1999, the Russell 2000's range was $32 million to $3.28 billion, but frequently changes as the market value of the stocks that comprise the Russell 2000 changes or as stocks are added or removed from the Russell 2000. The Adviser selects stocks of companies with above-average earnings growth potential or where significant changes are taking place, such as new products, services or methods of distribution, as well as overall business restructuring.

Annual Total Return (calendar years 1996-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall Small-Cap Growth Fund (Fund) as of the calendar year-end for each of three years.

The "y" axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 10.00% up to 60.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1996 through 1998, are: 50.39%, 23.18%, and 3.41%.

Total Return



Best quarter                 (4Q98)             30.28%
Worst quarter                (3Q98)            (27.56%)
Most recent quarter          (3Q99)              0.47%





Average Annual Total Return through 12/31/98





                                                             Since 11/1/95

                                       1 Year                  inception

Fund                                   3.41%                    29.65%
LSCFI                                 (0.85%)                   10.30%
Russell 2000                          (2.78%)                   11.65%




/1/The SMALL-CAP GROWTH FUND is the successor to the portfolio of a collective trust fund managed by the Adviser. At the Fund's commencement of operations, the assets from the collective trust fund were transferred to the Fund in exchange for Fund shares. The Fund's average annual total return since inception (11/1/95) is 29.65% through 12/31/98. The quoted performance data includes the performance of the collective trust fund for periods before the SMALL-CAP GROWTH FUND'S registration statement became effective on August 30, 1996, adjusted to reflect the SMALL-CAP GROWTH FUND'S expenses. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and was not subject to certain diversification and investment restrictions that are imposed by the 1940 Act and the tax laws applicable to mutual funds. If the collective trust fund had been subject to those requirements and restrictions, the
performance may have been adversely affected.          As with all mutual funds,
past performance does not necessarily predict future performance. The table, bar chart and total return information are for the Class Y Shares of the Small-Cap Growth Fund which are not offered in this prospectus, are not sold subject to a sales charge, (load), and have returns based on net asset value. The returns for Class A Shares are not presented because they are for a period of less than one year. Class A Share returns would be substantially similar because the classes are invested in the same portfolio of securities and the returns would differ only to extent that the classes do not have the same expenses. The average annual total returns above are compared to a broad-based market index over a period of time. In addition, the performance of the Small- Cap Growth Fund is compared to the Lipper Small Cap Funds Index (LSCFI), which is an index of funds with similar investment objectives.

Marshall International Stock Fund

[graphic]

Goal: To provide capital appreciation.



Strategy: Fund assets are invested in common stocks of companies located outside the United States. BPI Global Asset Management LLP (BPI) is the sub-adviser of the Fund. BPI uses a "bottom-up" approach to international investing within overall portfolio management guidelines. The stock selection process begins with identifying companies of any size within industry groups that have historically been successful and have a competitive advantage as evidenced by above-average profit margins, high returns on equity, low leverage and adequate cash flow. The selection process seeks to identify quality companies with attractive returns on equity, shareholder-oriented management, and a strong capital structure. Stocks are selected and retained when they are attractively valued within their industry by using traditional valuation measures such as price-to-book and price-to-earnings ratios, resulting in an approach described as "quality companies at a reasonable price." The portfolio management team closely monitors the Fund's industry weightings and country weightings in relation to its performance benchmark.

Annual Total Return (calendar years 1995-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall International Stock Fund (Fund) as of the calendar year-end for each of four years.

The "y" axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 20.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1995 through 1998, are: 11.55%, 19.65%, 10.86%, and 3.26%.

Total Return



Best quarter                 (4Q98)             16.30%
Worst quarter                (3Q98)            (19.06%)
Most recent quarter          (3Q99)              4.09%





Average Annual Total Return through 12/31/98





                                                            Since 9/1/94

                                       1 Year                 inception

Fund                                   3.26%                      8.65%
LIFI                                  12.66%                      8.41%
EAFE Index                            18.23%                      6.09%




As with all mutual funds, past performance does not necessarily predict future performance. The table, bar chart and total return information are for the Class Y Shares of the International Stock Fund which are not offered in this prospectus, are not sold subject to a sales charge, (load), and have returns based on net asset value. The returns for Class A Shares are not presented because they are for a period of less than one year. Class A Share returns would be substantially similar because the classes are invested in the same portfolio of securities and the returns would differ only to extent that the classes do not have the same expenses. The average annual total returns above are compared to a broad-based market index over a period of time. In addition, the performance of the International Stock Fund is compared to the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index) which is an index of funds with similar investment objectives.

Income Funds

[graphic]

Marshall Government Income Fund

[graphic]

Goal: To provide current income.



Strategy: Fund assets are invested in securities issued by the U.S. government and its agencies and instrumentalities, particularly mortgage-backed securities. The Fund will also invest in dollar roll transactions. The Adviser considers macroeconomic conditions and uses credit and market analysis in developing the general portfolio strategy. Current and historical interest rate relationships are used to evaluate market sectors and individual securities. The Fund generally maintains an average dollar-weighted maturity of four to 12 years.



Annual Total Return (calendar years 1993-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall Government Income Fund (Fund) as of the calendar year-end for each of six years.

The "y" axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 20.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1993 through 1998, are: 5.99%, -2.74%, 16.97%, 3.04%, 8.43%, and 6.51%.

Total Return



Best quarter                 (2Q95)             4.92%
Worst quarter                (1Q94)            (2.13%)
Most recent quarter          (3Q99)             0.27%





Average Annual Total Return through 12/31/98





                                                              Since 12/13/92

                         1 Year            5 Year                inception
Fund                    6.51%             6.24%                   6.24%
LMI                     6.95%             7.23%                   7.29%
LUSMI                   6.13%             5.70%                   6.17%


Marshall Intermediate Bond Fund

[graphic]

Goal:  To maximize total return consistent with current income.



Strategy: Fund assets are invested in intermediate-term investment grade bonds and notes, including corporate, asset-backed, mortgage-backed and U.S. government securities. The Adviser's strategy to achieve total return is to adjust the Fund's weightings in these sectors as it deems appropriate. The Adviser uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of three to
10 years.      Annual Total Return (calendar years 1993-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall Intermediate Bond Fund (Fund) as of the calendar year-end for each of six years.

The "y" axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 20.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1993 through 1998, are: 6.88%, -3.06%, 15.46%, 2.41%, 7.18%, and 6.33%.

Total Return



Best quarter                   (2Q95)               4.68%
Worst quarter                  (1Q96)              (2.03%)
Most recent quarter            (3Q99)               0.72%





Average Annual Total Return through 12/31/98





                                                              Since 11/23/92

                         1 Year            5 Year                inception
Fund                   6.33%             5.49%                     5.78%
LGCI                   8.44%             6.66%                     7.10%
LSIBF                  6.99%             5.96%                     6.23%




As with all mutual funds, past performance does not necessarily predict future performance. The table, bar chart and total return information are for the Class Y Shares of the Government Income Fund and Intermediate Bond Fund which are not offered in this prospectus, are not sold subject to a sales charge, (load), and have returns based on net asset value. The returns for Class A Shares are not presented because they are for a period of less than one year. Class A Share returns would be substantially similar because the classes are invested in the same portfolio of securities and the returns would differ only to extent that the classes do not have the same expenses. The average annual total returns above are compared to a broad-based market index over a period of time. In addition, the performance of the Government Income Fund is compared to the Lipper U.S. Mortgage Funds Index (LUSMI), and the performance of the Intermediate Bond Fund is compared to the Lipper Short/Intermediate Investment Grade Bond Funds Index (LSIBF), which are indices of funds with similar investment objectives.

[graphic]

Money Market Fund

Marshall Money Market Fund

[graphic]

Goal:  To provide current income consistent with stability of principal.



Strategy: Fund assets are invested in high quality, short-term money market instruments. In order to produce income which minimizes volatility, the Adviser uses a "bottom-up" approach which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Annual Total Return (calendar years 1993-1998)

The graphic presentation here displayed consists of a bar chart representing the annual total returns of Marshall Money Market Fund (Fund) as of the calendar year-end for each of six years.

The "y" axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%.

The "x" axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appears directly above each respective bar, for the calendar years 1993 through 1998, are: 2.68%, 3.75%, 5.47%, 4.95%, 5.13%, and 5.11%.

Total Return



Best quarter                   (2Q95)            1.38%
Worst quarter                  (2Q93)            0.64%
Most recent quarter            (3Q99)            1.16%



                                                     7-Day Net Yield

7-Day Net Yield (as of 12/31/98)*                        4.73%

Average Annual Total Return through 12/31/98**



                                                              Since 12/17/92

                         1 Year            5 Year                inception
Fund                     5.11%             4.88%                     4.50%
DMFA                     5.04%             4.86%                     4.48%




*Investors may call the Fund to learn the current 7-Day Net Yield at 1-800-580-FUND (3863).



**The table shows the Fund's average annual total returns over a period of time relative to the IBC/Donoghue's Money Fund Average (DMFA), an average of money funds with similar objectives.



As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Money Market Fund offered by this prospectus are not sold subject to a sales charge (load). The total returns displayed are based on net asset value.

[graphic]



Fees and Expenses of the Funds

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares.





                                                     Equity        Large-Cap         Mid-Cap      Mid-Cap      Small-Cap
                                                     Income      Growth &Income       Value       Growth        Growth

                                                      Fund            Fund            Fund         Fund          Fund

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed (as a percentage of offering prices)

                                                     5.75%               5.75%        5.75%        5.75%          5.75%
Annual Fund Operating Expenses (expenses
 deducted and expressed as a percentage of the
 Fund's net assets)

Management Fee                                       0.75%               0.75%        0.75%        0.75%          1.00%
Distribution (12b-1) Fee                             0.25%               0.25%        0.25%        0.25%          0.25%
Shareholder Servicing Fee                            0.25%(3)            0.25%(3)     0.25%(3)     0.25%(3)       0.25%(3)
Other Expenses                                       0.17%               0.20%        0.26%        0.21%          0.34%
Total Annual Fund Operating Expenses(1)              1.42%               1.45%        1.51%        1.46%          1.84%




                                                     International      Government      Intermediate      Money
                                                         Stock            Income            Bond          Market
                                                         Fund              Fund             Fund           Fund

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed (as a percentage of offering prices)

                                                            5.75%           4.75%             4.75%     None
Annual Fund Operating Expenses (expenses
 deducted and expressed as a percentage of the
 Fund's net assets)

Management Fee                                              1.00%(2)        0.75%(2)          0.60%(2)    0.50%(2)
Distribution (12b-1) Fee                                    0.25%           0.25%             0.25%       0.30%
Shareholder Servicing Fee                                   0.25%(3)        0.25%(3)          0.25%(3)    0.02%
Other Expenses                                              0.27%           0.20%             0.15%       0.14%
Total Annual Fund Operating Expenses(1)                     1.77%           1.45%             1.25%       0.96%




(1) Although not contractually obligated to do so, the adviser and other service providers waived certain amounts. The net expenses the Funds actually paid for the fiscal period ended August 31, 1999 are shown below.






Total Annual Fund Operating Expenses

(after waivers)                                             1.17%        1.20%          1.26%       1.21%     1.59%





Total Annual Fund Operating Expenses

(after waivers)                                     1.50%  1.09%  0.94%  0.71%




(2) The adviser voluntarily waived a portion of the management fee. The adviser may terminate this voluntary waiver at any time. The management fee paid by the International Stock Fund, Government Income Fund, Intermediate Bond Fund, and Money Market Fund (after the voluntary waivers) were 0.98%, 0.64%, 0.54%, and

0.25% for the period ended August 31, 1999.

(3) The Shareholder Servicing Fee for each of the Funds (except Money Market
Fund) has been voluntarily reduced. The shareholder servicing agent may terminate this voluntary reduction at any time. The Shareholder Servicing Fee (after the voluntary reduction) was 0.00% for these Funds for the period ending August 31, 1999.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. Marshall & Ilsley Trust Company and its affiliates receive fees for advisory and custodial services, and may receive fees for administrative and shareholder services they provide to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information" Wire-transferred redemptions may be subject to an additional fee. Example This example is intended to help you compare the cost of investing in the Marshall Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each of the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                   Equity    Large-Cap     Mid-Cap  Mid-Cap  Small-Cap
                                                   Income  Growth &Income   Value   Growth    Growth

                                                    Fund        Fund        Fund     Fund      Fund

1 Year                                             $  711          $  714   $  729   $  715     $  751
3 Years                                            $  999          $1,007   $1,052   $1,010     $1,120
5 Years                                            $1,307          $1,322   $1,399   $1,327     $1,513
10 Years                                           $2,179          $2,210   $2,377   $2,221     $2,609


                                                   International  Government  Intermediate  Money
                                                       Stock        Income        Bond      Market
                                                       Fund          Fund         Fund       Fund

1 Year                                                    $  755      $  623        $  602  $   98
3 Years                                                   $1,132      $  934        $  872  $  306
5 Years                                                   $1,534      $1,267        $1,161  $  531
10 Years                                                  $2,659      $2,210        $1,986  $1,178

The above example should not be considered a representation of past or future expenses. Your expenses will be less if you qualify to purchase shares at a reduced or no sales charge. Actual expenses may be greater or less than those shown.

[graphic]

Main Risks of Investing in the Marshall Funds



Stock Market Risks. The EQUITY FUNDS are subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks are more volatile than debt securities. Greater volatility increases risk, but offers the potential for greater reward.

[graphic]

What About Portfolio Turnover?

Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Funds' Adviser or Sub-adviser believes it is appropriate to do so in light of a Fund's investment goal. A higher portfolio turnover rate increases transaction expenses that must be borne directly by a Fund (and thus, indirectly by its shareholders), and affect Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to shareholders, are taxable to them.

                Stock market risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium or large capitalization (market value). The potential risks are higher with small- and medium-capitalization companies and lower with large-capitalization companies. Therefore, you should expect that investments in the SMALL-CAP GROWTH FUND, the MID-CAP GROWTH FUND and the MID-CAP VALUE FUND will be more volatile than broad stock market indices such as the S&P 500 or funds that invest in large-capitalization companies, such as the LARGE-CAP GROWTH & INCOME FUND and the EQUITY INCOME FUND.



Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

                Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.




Foreign Securities Risks. Foreign securities pose additional risks over U.S.- based securities for a number of reasons. Because the INTERNATIONAL STOCK FUND invests primarily in foreign securities, you should expect that these factors may adversely affect the value of an investment in the Fund. Foreign economic, governmental and political systems may be less favorable than those of the United States. Foreign governments may exercise greater control over their economies, industries and citizens' rights. Specific risk factors related to foreign securities include: inflation, taxation policies, currency exchange rates and regulations and accounting standards. The INTERNATIONAL STOCK FUND may incur higher costs and expenses when making foreign investments, which will affect the Fund's total return.



                Foreign securities may be denominated in foreign currencies. Therefore, the value of a Fund's assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although the INTERNATIONAL STOCK FUND values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Fund may be exposed to currency risks over an extended period of time.



SectorRisks. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.



Euro Risks. The INTERNATIONAL STOCK FUND makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the INTERNATIONAL STOCK FUND'S investments.

               With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals.

Debt Securities Risks. Risks of debt securities will affect the INCOME FUNDS.

[graphic]

What About Bond Ratings?

When the Funds invest in bonds and other debt securities and/or convertible securities, some will be rated in the lowest investment grade category (e.g., BBB or Baa). Bonds rated BBB by Standard and Poor's or Baa by Moody's Investors Services, Inc. have speculative characteristics. Unrated bonds will be determined by the Adviser to be of like quality and may have greater risk (but a potentially higher yield) than comparable rated bonds. If a bond is downgraded, the Adviser will re-evaluate the bond and determine whether or not the bond is an acceptable investment.

               Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that the value of investments in a Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so.

[graphic]

               In addition, longer-term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset values of a Fund to fluctuate accordingly.

               The credit quality of a debt security is based upon the issuer's ability to repay the security. If payments on a debt security are not paid when due, that may cause the net asset value of a Fund holding the security to go down.

               Debt securities may also be subject to call risk. If interest rates decline, an issuer may repay (or "call") a debt security held by a Fund prior to its maturity. If this occurs, the Adviser may have to reinvest the proceeds in debt securities paying lower interest rates. If this happens, a Fund may have a lower yield.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. A Fund's yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities.

               Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.



[graphic]

     Securities Descriptions

[graphic]



Equity Securities. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The EQUITY FUNDS cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

Common Stocks. Common stocks are the most prevalent type of equity security.
     Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

[graphic]

FixedIncome Securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

       A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the Funds invest.

Treasury Securities. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Commercial Paper. Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities. Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

Mortgage Backed Securities. Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

       Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Dollar Rolls. Dollar rolls are transactions where a fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are "to be announced" mortgage backed securities or "TBAs." Dollar rolls are subject to interest rate risks and credit risks.

     These transactions may create leverage risks.

AssetBacked Securities. Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Bank Instruments. Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Insurance Contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

Securities Lending. The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

       The Funds will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loansare subject to termination at the option of the Fund or the borrower. A
     Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to interest rate risks and credit risks.

Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, each of the Marshall Funds (except MONEY MARKET FUND) may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (for example, commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily forego greater investment returns for the safety of principal.



[graphic]

         How to Buy Shares



What Do Shares Cost? You can buy shares of a Fund on any day the New York Stock
     Exchange (NYSE) is open for business. When a Fund receives your transaction request in proper form, it is processed at the next determined public offering price. The public offering price is the net asset value (NAV) plus any applicable sales charge. Each NAV is calculated for each of the Funds (other than MONEY MARKET FUND) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The NAV for the MONEY MARKET FUND is determined twice daily at 12:00 Noon (Central Time) and 3:00 p.m. (Central Time). In calculating NAV, a Fund's portfolio is valued using market prices.



         Securities held by the INTERNATIONAL STOCK FUND may trade on foreign exchanges on days (such as weekends) when the INTERNATIONAL STOCK FUND does not calculate NAV. As a result, the NAV of the INTERNATIONAL STOCK FUND's shares may change on days when you cannot purchase or sell the Fund's shares.

         If your investment representative opens an account in your name with the Marshall Funds, your first investment must be at least $1,000. However, you can add to your existing Marshall Funds account directly or through the Funds' Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Funds' discretion. Call your Authorized Dealer for any additional limitations. Keep in mind that Authorized Dealers may charge you fees for their services in connection with your share transactions.

         The sales charge when you purchase Class A Shares of the EQUITY FUNDS is as follows:



                          EQUITY FUNDS--Class A Shares
                                      Sales Charge

                                        as a % of              Sales Charge
                                         Public                  as a % of

Purchase Amount                      Offering Price                 NAV
Up to $49,999                              5.75%                    6.10%
$50,000 -- $99,999                         4.50%                    4.71%
$100,000 -- $249,999                       3.50%                    3.63%
$250,000 -- $499,999                       2.50%                    2.56%
$500,000 -- $999,999                       2.00%                    2.04%
$1 million or greater*                      None                     None


         The sales charge when you purchase Class A Shares of the INCOME FUNDS is as follows:



                           INCOME FUNDS--Class A Shares
                                        Sales Charge

                                          as a % of              Sales Charge
                                           Public                  as a % of

Purchase Amount                        Offering Price                 NAV
Less than $24,999                         4.75%                    4.99%
$25,000 -- $49,999                        4.50%                    4.71%
$50,000 -- $99,999                        4.00%                    4.17%
$100,000 -- $249,999                      3.50%                    3.63%
$250,000 -- $499,999                      2.50%                    2.56%
$500,000 -- $999,999                      2.00%                    2.04%
$1 million or greater*                     None                     None


     * A contingent deferred sales charge of 1.00% applies to Class A Shares redeemed up to 12 months after purchase of $1 million or more.

     When the Funds' distributor receives sales charges and marketing fees, it may pay some or all of them to Authorized Dealers. The distributor and its affiliates may pay out of their own assets amounts (including items of material value) to Authorized Dealers or other service providers for marketing and/or servicing shareholders.

     The sales charge at purchase may be reduced or eliminated by:
     . sales in excess of $1,000,000;*

     . quantity purchases of Class A Shares;
     . combining concurrent purchases of:

               - Shares by you, your spouse, and your children under age 21; or
               - Class A Shares of two or more Marshall Funds;

     . accumulating purchases (in calculating the sales charge on an additional purchase, you may count the current value of previous Class A Share purchases still invested in the Fund);

     . signing a letter of intent to purchase a specific dollar amount of Class A Shares within 13 months (call your investment representative for an application and more information); or

     . using the reinvestment privilege within 90 days of redeeming Class A Shares of an equal or lesser amount.

        If your investment qualifies, you or your investment representative must notify the Funds' distributor at the time of purchase to reduce or eliminate the sales charge. You will receive the reduced sales charge only on the additional purchases, and not retroactively on previous purchases. You should contact your investment professional for more information on reducing or eliminating the sales charge.

     In addition, no sales charge is imposed on:

     . Trustees or other fiduciaries purchasing Class A Shares for employee benefit plans of employers with ten or more employees, or

     . reinvested dividends and capital gains.

        A Fund may also permit purchases without a sales charge from time to time, at its own discretion.

How Do I Purchase Shares? You may purchase shares through a broker-dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Funds' prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

     Once you have opened an account with an Authorized Dealer, you may purchase additional Fund shares by contacting Marshall Funds Investor Services
     (MFIS) at 1-800-580-FUND (3863), if you have pre-authorized the telephone purchase privilege.

        Your purchase order must be received by the Funds by 12:00 Noon (Central
     Time) for the MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds to get that day's NAV. Each Fund reserves the right to reject any purchase request. It is the responsibility of any Authorized Dealer or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. Orders placed through one of these entities are considered received when the Funds are notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

        In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a Social Security or tax identification number. Checks sent to the Marshall Funds to purchase shares must be made payable to "Marshall Funds."

[graphic]

Will the Small-Cap Growth Fund Always be Open to New Investors? It is anticipated that the SMALL-CAP GROWTH FUND will be closed to new investors once its assets reach $500 million, subject to certain exceptions. However, if you own shares of the Fund prior to the closing date, you will still be able to reinvest dividends and add to your investment in the Fund.

[graphic]

 Systematic Investment Program

     . You can have money automatically withdrawn from your checking account ($50 minimum) on a periodic basis.

     .  Call your Authorized Dealer to apply for this program.

[graphic]

    Additional Information About Checks and Automated Clearing House (ACH)

   Transactions Used to Purchase Shares

     . If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee.



     . If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.

[graphic]

How to Redeem and Exchange Shares



How Do I Redeem Shares? You may redeem your Fund shares by contacting your Authorized Dealer. You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.



     Telephone or written requests for redemptions must be received in proper form and can be made through any Authorized Dealer. It is the responsibility of the Authorized Dealer or service provider to promptly submit redemption requests to a Fund. You may redeem shares by contacting MFIS at 1-800-580-FUND (3863), if you have pre-authorized the telephone redemption privilege.

     Redemption requests for the Funds must be received by the Funds by 12:00 Noon (Central Time) for the MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds in order for shares to be redeemed at that day's NAV. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.



Will I Be Charged a Fee for Redemptions? You will not be charged a fee by a Fund for redeeming shares. However, a contingent deferred sales charge of 1% applies to Class A Shares redeemed up to 12 months after purchases of $1 million or more that did not initially pay a sales charge. You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider, or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees.



[graphic]

 Systematic Withdrawal Program

    . If you have a Fund account balance of at least $10,000, you can redeem shares (at least $100) on a periodic basis.

    . Contact your Authorized Dealer to apply for this program.

[graphic]



 Checkwriting (Money Market Fund Only)

    . You can redeem shares of the MONEY MARKET FUND by writing a check in an amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form. The Fund will then provide you with the checks.

    . Your check is treated as a redemption order for Fund shares equal to the amount of the check.

    . A check for an amount in excess of your available Fund account balance will be returned marked "insufficient funds."

    . Checks cannot be used to close your Fund account balance.

    . Checks deposited or cashed through foreign banks or financial institutions may be subject to local bank charges.



Additional Conditions for Redemptions

[graphic]

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

     .    when you want a redemption to be sent to an address other than the one you have on record with a Fund;

     . when you want the redemption payable to someone other than the shareholder of record; or

     . when your redemption is to be sent to an address of record that was changed within the last 30 days.

       Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

      .  to allow your purchase payment to clear;

      .  during periods of market volatility; or

      .     when a shareholder's trade activity or amount adversely impacts a
         Fund's ability to manage its assets.

          You will not accrue interest or dividends on uncashed checks from a Fund. If those checks are undeliverable and returned to a Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.

Exchange Privilege. You may exchange Class A Shares of a Fund for Class A Shares of any of the other Marshall Funds free of charge, if you have previously paid a sales charge. An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction. Signatures must be guaranteed if you request and exchange into another fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

Exchanges by Telephone. If you have completed the telephone authorization section in your account application or an authorization form obtained through your Authorized Dealer, you may telephone instructions to your Authorized Dealer to exchange between Fund accounts that have identical shareholder registrations. Telephone exchange instructions must be received by the Funds before 3:00 p.m. (Central Time) for shares to be exchanged the same day. However, you will not receive a dividend of the Fund into which you exchange on the date of the exchange. You may also exchange Shares by contacting Marshall Funds Investor Services at 1-800-580 (3863), if you pre-authorized the telephone exchange privilege.

       The Funds and their service providers will record your telephone instructions. The Funds will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.



Frequent Traders. The Funds' management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and its other shareholders. If this occurs, the Fund may terminate a shareholder's purchase and/or exchange privileges.



[graphic]

            Account and Share Information

Confirmations and Account Statements. You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid.

            You may request photocopies of historical confirmations from prior years. The Funds may charge a fee for this service.

Dividends and Capital Gains. Dividends of the INCOME FUNDS and MONEY MARKET FUND are declared daily and paid monthly. You will receive dividends declared subsequent to the issuance of your shares, through the day your shares are redeemed.

            Dividends of the EQUITY FUNDS are declared and paid quarterly, except for the INTERNATIONAL STOCK FUND, which declares and pays dividends annually. Dividends are paid to all shareholders invested in the EQUITY FUNDS on the record date.

[graphic]

What is a Dividend and Capital Gain?

   A dividend is the money paid to shareholders that a mutual fund has earned from the income on its investments. A capital gain distribution is the money paid to shareholders from a Fund's profit derived from the sale of an investment, such as a stock or bond.

            In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment.

            If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a Fund declares a dividend or capital gain.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum value of $1,000.

            Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Rule 12b-1 Plan. Each Marshall Fund has a Rule 12b-1 Plan which allows it to pay a fee equal to a maximum of 0.25% for the EQUITY FUNDS and INCOME FUNDS and 0.30% for the MONEY MARKET FUND'S Class A Shares assets to the Distributor and financial intermediaries for the sale, distribution and customer servicing of that Fund's Class A Shares. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than shares with different sales charges and marketing fees.



Multiple Classes. The Marshall Funds have adopted a plan that permits each Fund to offer more than one class of shares. Currently, the Funds offer two classes of shares. All shares of each Fund or class have equal voting rights and will generally vote in the aggregate and not by Fund or class. There may be circumstances, however, when shareholders of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect their performance.



Year 2000 Readiness



            The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds, that rely on computers.



            While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. The Funds' shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

            The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.



            Year 2000 problems could also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.



            The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

Tax Information



Federal Income Tax. The Funds send you a statement of your account activity to assist you in completing your federal, state and local tax returns. For taxable investors, Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets. Fund distributions for the EQUITY INCOME FUND, MID-CAP VALUE FUND and LARGE-CAP GROWTH & INCOME FUND are expected to be both dividends and capital gains. Fund distributions for the other EQUITY FUNDS are expected to be primarily capital gains, and fund distributions of the INCOME FUNDS and MONEY MARKET FUND are expected to be primarily dividends.



            Please consult your tax adviser regarding your federal, state and local tax liability. Redemptions and exchanges of Fund shares are taxable sales.

[graphic]

Marshall Funds, Inc. Information



Management of the Marshall Funds. The Board of Directors governs the Funds. The
    Board selects and oversees the Adviser, M&I Investment Management Corp. The Adviser manages each Fund's assets, including buying and selling portfolio securities. The Adviser's address is 1000 North Water Street, Milwaukee, Wisconsin, 53202. The Adviser has entered into a subadvisory contract with BPI Global Asset Management LLP (BPI or Sub-Adviser), to manage the INTERNATIONAL STOCK FUND, subject to oversight by the Adviser.




Adviser's Background. M&I Investment Management Corp. is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corp., a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 1999, the Adviser had approximately $10.3 billion in assets under management, of which $4.7 billion is in Marshall Funds assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Funds) since 1985.




Sub-Adviser's Background. BPI Global Asset Management LLP is a registered investment adviser and provides management for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located in both Canada and the United States. As of August 31, 1999, BPI had approximately $2.3 billion in assets under management. The Sub-Adviser's address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.



Portfolio Managers. The EQUITY INCOME FUND is managed by Bruce P. Hutson, who has been a vice president of the Adviser since 1973 and a member of the equity policy group since January 1990. Mr. Hutson holds a B.B.A. degree from the University of Wisconsin-Whitewater.

            The LARGE-CAP GROWTH & INCOME FUND is managed by William J. O'Connor. Mr. O'Connor has been a vice president of the Adviser since February 1995 when he rejoined the firm after serving as vice president and director of equity research for Arnold Investment Counsel. Prior to joining Arnold, he had been a vice president, portfolio manager, and research analyst with the Adviser from 1979 to 1991. Mr. O'Connor is a Chartered Financial Analyst and holds a bachelor's degree in Commerce from Santa Clara University and an M.B.A. in Finance from the University of Wisconsin-Madison.

[graphic]

            The MID-CAP VALUE FUND is co-managed by Matthew B. Fahey and John C. Potter. Mr. Fahey has been a vice president of the Adviser since 1988. He earned a B.A. degree in Business Administration from the University of Wisconsin-Milwaukee and holds an M.B.A. degree from Marquette University. Mr. Potter has been a vice president of the Adviser since 1997. From April 1994 to June 1997, Mr. Potter was a senior securities analyst for the EQUITY INCOME FUND. Previously, from November 1991 to April 1994, he was a senior auditor for Marshall & Ilsley Corporation. Mr. Potter is a Chartered Financial Analyst and holds a B.B.A. degree in Finance from the University of Wisconsin-Madison.

            The MID-CAP GROWTH FUND and the SMALL CAP GROWTH FUND are managed by Steve D. Hayward. Prior to joining the Adviser as a vice president in December 1993, Mr. Hayward served as senior portfolio manager of AMOCO Corporation and managed two aggressive growth-oriented mutual funds for American Asset Capital Management. Mr. Hayward, who is a Chartered Financial Analyst, received a B.A. in Economics from North Park College, and an M.B.A.

    in Finance from Loyola University.



            The INTERNATIONAL STOCK FUND is managed by Daniel R. Jaworski, founder, Managing Director and Chief Investment Officer of the Sub-Adviser. Prior to founding BPI in March 1997, Mr. Jaworski was a portfolio manager at Lazard Freres & Co. LLC, from June 1993 to December 1994, and from January 1995 to March 1997 was a portfolio manager at STI Capital Management. Mr. Jaworski received a B.A. in Economics and Computer Science from Concordia College and received his M.B.A. in Finance from the University of Minnesota.



[graphic]



            The GOVERNMENT INCOME FUND is managed by Joseph M. Cullen. Mr. Cullen joined the Adviser in January 1999 and has managed the Fund since that time. He was formerly a portfolio manager at Lincoln Investment Management, Inc. from 1997 to 1998, and was a portfolio analyst from 1991 to 1994. From 1994 to 1997 he was a fixed income portfolio manager at the Boston Company Asset Management, Inc. Mr. Cullen, who is a Chartered Financial Analyst, received a B.A. in Economics with a Minor in Mathematics from Ripon College, and an M.B.A. in Finance from Carnegie Mellon University.



[graphic]

            The INTERMEDIATE BOND FUND is managed by Mark Pittman. Mr. Pittman is a vice president of the Adviser, which he joined in June 1994. Prior to that time, he spent five years with Valley Trust Company managing fixed income portfolios and common trust funds. In addition, he was a member of the Valley Trust Company Investment Committee and Asset Allocation Committee. Mr. Pittman is a Chartered Financial Analyst and holds M.B.A. and B.B.A. degrees in Finance from the University of Wisconsin-Madison.

            The MONEY MARKET FUND is managed by Richard M. Rokus, who is a vice president of the Adviser. Mr. Rokus has managed the MONEY MARKET FUND since January 1, 1994, and has been employed by the Adviser since January 1993. Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. in Finance from the University of Wisconsin-Whitewater.

[graphic]

Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows:


Fund                                            Advisory Fee
Money Market Fund                                  0.50%
Intermediate Bond Fund                             0.60%
Government Income Fund                             0.75%
Large-Cap Growth & Income Fund                     0.75%
Mid-Cap Value Fund                                 0.75%
Equity Income Fund                                 0.75%
Mid-Cap Growth Fund                                0.75%
Small-Cap Growth Fund                              1.00%
International Stock Fund                           1.00%

       The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.



Affiliate Services and Fees. Marshall & Ilsley Trust Company (M&I Trust), an affiliate of the Adviser, provides services to the Funds as custodian of the assets, shareholder services agent, and (effective 1/1/2000) administrator directly and through its division, Marshall Funds Investor Services. For each domestic Fund, the annual custody fees are 0.02% of the first $250 million of assets held plus 0.01% of assets exceeding $250 million, calculated on each Fund's average daily net assets. M&I Trust is entitled to receive shareholder services fees directly from the Funds in amounts equal to a maximum annual percentage of the Funds' average daily net assets (ADNA) as follows:





                                     Shareholder Services Fee

Equity Funds                                0.25%
Income Funds                                0.25%
Money Market Fund                           0.02%




       M&I Trust may also, from time to time, receive reimbursement of expenses from the Funds' distributor and its affiliates for certain administrative services on behalf of shareholders.




       Effective 1/1/2000, M&I Trust will be administrator of the Funds. Federated Services Company will be the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of the aggregate Funds' ADNA as follows:





Maximum Fee*                   Funds' ADNA
0.15%            on the first $250 million
0.125%            on the next $250 million
0.100%            on the next $250 million
0.075%         on assets over $750 million





       * The administrative services fee for the SMALL-CAP GROWTH FUND is 0.12% of that Fund's ADNA. All fees of the sub-administrator will be paid by M&I Trust. The overall administrative fee as stated in the SAI, is not expected to change.



         Supplemental Performance Information of the Sub-Adviser to the Marshall International Stock Fund



         BPI Global Asset Management LLP (BPI) has served as sub-adviser for the Marshall International Stock Fund ("the Fund") since March 29, 1999. Since the Fund's inception on September 2, 1994 through March 29, 1999, the Fund was sub-advised by another firm. Daniel R. Jaworski, BPI's Managing Director, currently serves as the portfolio manager for the Fund. Supplemental information is presented below to summarize BPI's and Mr. Jaworski's historical performance results for various entities other than the Marshall International Stock Fund. Historical performance of these other accounts is not a substitute for and is not indicative of future results of the Fund.





         Mr. Jaworski was employed at STI Capital Management and managed the SunTrust Commingled Fund (a commingled investment fund with similar investment objectives, policies, strategies and risks to the Marshall International Stock Fund) for the period from February 1, 1995 to November 30, 1995. The following table summarizes the returns of the SunTrust Commingled Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI-EAFE).




                      Gross               Net                  MSCI-EAFE
                     of Fees            of Fees               Performance

1Q1995 (1)            6.70%                6.46%                 5.93%
2Q1995               12.18                11.79                  0.73
3Q1995               11.94                11.55                  4.17
4Q1995 (2)            4.57                 4.20                  4.05

         (1) Not a full quarter--excludes performance from 1/1/1995 to 1/31/1995. (2) Not a full quarter--excludes performance from 12/1/1995 to 12/31/1995.

The commingled fund was not a mutual fund registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain diversification and investment restrictions imposed by the 1940 Act. If the commingled fund had been registered under the 1940 Act, the performance may have been adversely affected.

         Mr. Jaworski was subsequently promoted to Director of International Portfolio Management & Research and Senior Portfolio Manager for the STI Classic International Equity Fund (a mutual fund with investment objectives, policies, strategies and risks similar to those of the Marshall International Stock Fund) from December 1, 1995 to March 31, 1997. The following table summarizes the returns of the STI Classic International Equity Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the MSCI-EAFE Index:


                             Gross             Net                 MSCI-EAFE
                            of Fees          of Fees              Performance

12/1/95 - 12/31/95               4.02%               3.50%           4.03%
1Q1996                           5.09                4.72            2.89
2Q1996                           5.89                5.52            1.58
3Q1996                           1.57                1.21           -0.13
4Q1996                           9.54                9.16            1.59
Annual 1996                     23.82               22.08            6.05
1Q1997                           4.43                4.06           -1.57


The average annual total return for the STI Classic International Fund for the one-year period from 4/1/96 to 3/31/97 was 21.31% as compared to 1.44% for the MSCI-EAFE for the same period. In addition, the fund's average annual total return from its inception on 12/1/95 to 3/31/97 was 32.00%, compared to 6.39% for the MSCI-EAFE for the same period.

         Mr. Jaworski left STI Capital Management, along with several other investment team members, to create BPI and serve as its Managing Director and Chief Investment Officer. The following table sets forth BPI's composite performance information relating to the performance of institutional private accounts managed by BPI, during the periods indicated, that have investment objectives, policies, strategies, and risks substantially similar to those of the Marshall International Stock Fund. The performance information is provided to illustrate BPI's historical performance in managing similar accounts as measured against the MSCI-EAFE Index.



                             Gross                  Net             MSCI-EAFE
                            of Fees               of Fees          Performance

1Q1997                        N/A                   N/A                N/A
2Q1997                       16.96%                 16.73%             12.98%
3Q1997                        8.67                   8.54              -0.70
4Q1997                       -3.36                  -3.48              -7.83
Annual 1997(1)               22.83                  22.29               3.40
1Q1998                       18.20                  18.06              14.71
2Q1998                        4.14                   4.01               1.06
3Q1998                      -12.38                 -12.56             -14.21
4Q1998                       14.84                  14.62              20.66
Annual 1998                  23.86                  23.06              20.00
1Q1999                        0.35                   0.15               1.39
2Q1999                        6.01                   5.75               2.54
3Q1999                        4.43                   4.16               4.39




         (1) Not a full year--excludes performance from 1/1/1997 to 3/31/1997.


The following accounts managed by BPI and Mr. Jaworski are not included in the composite performance for the reasons noted: (1) three Canadian international mutual funds, where "international" as defined by a Canadian investor includes an allocation to the U.S. and no allocation to Canada; (2) Masters' Select International Fund, a fund that uses multiple subadvisers, one of which is BPI; and (3) one private account that only holds American Depositary Receipts (ADRs).

         BPI represents that the composite performance information shown above has been calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"). AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers (such as BPI). These AIMR performance presentation standards are intended to (1) promote full and fair presentations by investment advisers of their performance results, and (2) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.



         The returns in each of the above tables are calculated on a total return basis and include all dividends and interest, accrued income and all realized and unrealized gains and losses. The "Net of Fees" figures reflect the deduction of advisory and other fees paid by the accounts - -"Gross of Fees" does not include these fees, but does include certain trading costs and embedded fees (e.g., "wrap fees") that cannot be unbundled and have been deducted. The investment results of BPI have been audited up to March 31, 1999. Information from that date to May 1, 1999 has not been verified by the Marshall Funds or Federated Securities Corp. and is unaudited.



         The BPI performance composite includes all actual, fee-paying, discretionary institutional accounts managed by BPI that have investment objectives, policies, strategies, and risks similar to those of the Marshall International Stock Fund. Mr. Jaworski is the portfolio manager of each account included in the composite. However, the Sun Trust Commingled Fund and BPI institutional accounts included in BPI's composite differ from the Marshall International Stock Fund, in that they are not subject to:

          .  the same types of expenses as the Marshall International Stock
             Fund;

           .  the investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940;

              and

          .  the requirements of Subchapter M of the Internal Revenue Code.



         As a result, the performance results for the SunTrust Commingled Fund and BPI institutional accounts could have been adversely affected if they had been regulated as investment companies under the restrictions outlined above. In addition, the performance figures are for a short period of time and should not be indicative of long-term results.



         Although the STI Classic International Equity Fund has objectives, policies, strategies, and risks similar to those of the Marshall International Stock Fund, it is a separate fund and its performance is not indicative of the potential performance of the Marshall International Stock Fund.

         The MSCI-EAFE Index is a capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The MSCI-EAFE is unmanaged. Investments may not be made in an index. The Funds' Statement of Additional Information contains further information on calculation of average annual total returns.

[graphic]

Financial Highlights



The Financial Highlights will help you understand a Fund's financial performance for its past five fiscal years or since inception, if a life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The following table has been audited by Ernst & Young LLP, the Funds' independent auditors for the fiscal year ended August 31, 1999. Their report dated October 15, 1999 is included in the Annual Report for the Funds, which is incorporated by reference. Each of the previous four years were audited by other auditors. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the Funds.

Further information about the performance of the Funds is contained in the Funds' Annual Report dated August 31, 1999, which may be obtained free of charge.

(For a share outstanding throughout each period)



                                                                               Distributions to

                                Shareholders from

                                     Net Realized and                          Net Realized Gain
                                        Unrealized                               on Investment

                            Net        Gain/(Loss)                Dividends to   Transactions    Distributions to
              Net Asset Investment    on Investment               Shareholders      Futures      Shareholders in

               Value,     Income/  Collateral, Futures Total from   from Net    Contracts, and      Excess of
              Beginning  Operating    Contracts, and   Investment  Investment  Foreign Currency   Net Investment      Total

Period Ended  of Period   (Loss)     Foreign Currency  Operations    Income      Transactions         Income      Distributions(1)
 August 31,

Equity
 Income Fund

1999 (1)        $15.88       0.16            0.81           0.97        (0.14)           --               --           (0.14)
Large-Cap
 Growth &

 Income Fund

1999 (1)        $16.34       0.02            1.14           1.16        (0.02)           --               --           (0.02)
Mid-Cap
 Value Fund

1999 (1)        $10.77       0.05            0.62           0.67        (0.04)           --               --           (0.04)
Mid-Cap
 Growth  Fund

1999 (1)        $15.13      (0.02)           2.17           2.15           --            --               --              --
Small-Cap
 Growth  Fund

1999 (1)        $12.73      (0.02)          (0.33)         (0.35)          --            --               --              --
International
 Stock Fund

1999 (1)        $12.69      (0.00)           1.14           1.14           --            --               --              --
Government
 Income Fund

1999 (1)        $ 9.61       0.34           (0.39)         (0.05)       (0.34)           --               --           (0.34)
Intermediate
 Bond Fund

1999 (1)        $ 9.53       0.35           (0.36)         (0.01)       (0.35)           --               --           (0.35)
Money Market
 Fund (5)

1995            $ 1.00       0.05              --           0.05        (0.05)           --               --           (0.05)
1996            $ 1.00       0.05              --           0.05        (0.05)           --               --           (0.05)
1997            $ 1.00       0.05              --           0.05        (0.05)           --               --           (0.05)
1998            $ 1.00       0.05              --           0.05        (0.05)           --               --           (0.05)
1999            $ 1.00       0.05              --           0.05        (0.05)           --               --           (0.05)




                                                      Ratios to Average Net Assets

                                                                                   Net Investment      Net Assets,

              Net Asset                                 Net          Expenses          Income         End of Period   Portfolio
              Value, End    Total                    Investment       (after           (after             (000's       Turnover
Period Ended  of Period   Return(2)  Expenses(4)     Income(4)       Waivers)         waivers)           Omitted)        Rate
 August 31,
Equity
 Income Fund

1999 (1)          $16.71    6.13%        1.42%(3)        1.43%(3)      1.17%(3)            1.68%(3)        $    755          72%
Large-Cap
 Growth &

 Income Fund

1999 (1)          $17.48    7.08%        1.45%          (0.10%)        1.20%(3)            0.15%(3)        $    912          32%
Mid-Cap
 Value Fund

1999 (1)          $11.40    6.22%        1.50%           0.46%         1.26%(3)            0.71%(3)        $    356          90%
Mid-Cap
 Growth Fund

 1999 (1)          $17.28   14.21%        1.46%          (0.99%)        1.21%(3)           (0.74%)(3)       $    278         173%
Small-Cap
 Growth Fund

1999 (1)          $12.38   (2.75%)       1.84%          (1.28%)        1.59%(3)           (1.03%)(3)       $    394         219%
International
 Stock Fund

1999 (1)          $13.83    8.98%        1.77%          (0.14%)        1.50%(3)            0.13%(3)        $    429         182%
Government
 Income Fund

1999 (1)          $ 9.22   (0.56%)       1.45%           5.19%         1.09%(3)            5.55%(3)        $    754         232%
Intermediate
 Bond Fund

1999 (1)          $ 9.17   (0.09%)       1.25%           5.48%         0.94%(3)            5.79%(3)        $    953         181%
Money Market
 Fund (5)

1995              $ 1.00    5.25%        0.97%           4.95%         0.71%               5.21%           $ 30,331          --
1996              $ 1.00    5.07%        0.97%           4.66%         0.71%               4.92%           $ 84,711          --
1997              $ 1.00    5.04%        0.97%           4.67%         0.71%               4.93%           $ 89,485          --
1998              $ 1.00    5.19%        0.96%           4.87%         0.71%               5.12%           $105,125          --
1999              $ 1.00    4.67%        0.96%           4.32%         0.71%               4.57%           $118,352          --


(1) Reflects operations for the period from December 31, 1998 (date of initial public investment) to August 31, 1999.

(2) Based on net asset value. (3) Computed on an annualized basis.

(4) During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

(5) Effective December 1998, Class B Shares changed its share class name to Class A Shares.



A Statement of Additional Information (SAI) dated October 31, 1999 is incorporated by reference into this prospectus. Additional information about the Funds' investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussions & Analyses discuss market conditions and investment strategies that significantly affected each Fund's performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report, and other information without charge, and make inquiries, write to or call your Authorized Dealer or call Marshall Funds Investor Services at 1-800-580-FUND (3863).




You can obtain information about the Marshall Funds by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.




Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348

1-800-580-FUND (3863)


TDD: Speech and Hearing Impaired Services
1-800-209-3520

Federated Securities Corp.                                             G00714-03
                                                           SEC File No. 811-7047



Marshall Equity Funds


Fund name                      Fund manager        Goal                            Invests in

Marshall Equity                Bruce P. Hutson     Capital appreciation          . Common stocks of companies paying above-average
Income Fund                                        and above-average               dividends
                                                   dividend income               . Seeks to construct a diversified portfolio with
                                                                                   a yield at least 1% greater than the S&P 500
                                                                                   Index/3/

Marshall                     William J. O'Connor,  Capital appreciation          . Companies with market caps over $10 billion
Large-Cap Growth &           CFA                   and income                    . Companies with a history of growing earnings and
Income Fund                                                                        growing dividends

Marshall Mid-Cap             Matthew B. Fahey      Capital appreciation         . Medium-size companies with traditional value
Value Fund                   John C. Potter, CFA                                  characteristics

                                                                                . Seeks companies that have underappreciated assets
                                                                                  or are involved in company turnarounds or
                                                                                  corporate restructuring

Marshall Mid-Cap             Steve D. Hayward,     Capital appreciation        . Medium-size companies with high potential growth
Growth Fund                  CFA                                                 rates

                                                                               . Seeks to invest in successful entrepreneurs

Marshall                     Steve D. Hayward,     Capital appreciation        . Small companies with high potential growth rates/1/
Small-Cap                    CFA                                               . Seeks to invest in successful entrepreneurs

Growth Fund/1/

Marshall                     Dan Jaworski, CFA     Capital appreciation        . Targets companies outside the U.S. with strong
International                BPI Global Asset                                    competitive positions and high returns on capital
Stock Fund/2/                Management LLP                                    . Investment discipline is a blend of growth and

                                                                                 value


[graphic]

Marshall Income Funds


Fund name                     Fund manager           Goal                    Invests in

Marshall                      Joseph M. Cullen, CFA  Current income          . Securities of the U.S. government and its agencies
Government                                                                   . Uses current and historical interest rate
Income Fund                                                                    relationships to evaluate market sectors and
                              individual securities

Marshall                      Mark Pittman, CFA      To maximize total       . Intermediate, investment-grade bonds and notes
Intermediate                                         return consistent       . Selects portfolio securities using macro-economic,
Bond Fund                                            with current income       credit and market analysis

Marshall Money                Richard Rokus, CFA     Current income          . High-quality money market securities maturing in
Market Fund/4/                                       consistent with           397 days or less
   stability of principal . Seeks to preserve value of investment at $1.00 per share


 [graphic]

/1/Small-cap stocks are less liquid and have historically experienced greater volatility than average.

/2/Foreign investing involves special risks due to factors such as increased volatility, currency fluctuation, and differences in auditing and other financial standards.

/3/The S&P 500 is an unmanaged index of large capitalization common stocks.

/4/An investment in the Fund is neither insured nor guaranteed by the Federal
   Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more complete information on the Marshall Funds, contact your investment representative for a prospectus. Read it carefully before investing.

M&I Investment Management Corp. is the investment adviser to the Marshall Funds. BPI Global Asset Management LLP is the sub-adviser for the Marshall International Stock Fund. Federated Securities Corp. is the distributor. The Marshall Funds are available through M&I Brokerage Services, authorized broker-dealers and, for certain accounts, Marshall &Ilsley Trust Companies.

                                                      Not part of the prospectus



                             [Marshall Funds logo]



                        Marshall Funds Investor Services
                                 P.O. Box 1348

                        Milwaukee, Wisconsin 53201-1348
                               800-580-FUND(3863)

                   TDD: Speech and Hearing Impaired Services
                                  800-209-3520

                             www.marshallfunds.com
            Federated Securities Corp., Distributor G00714-03(10/99)

              M&I Investment Management Corp., Investment Adviser
                          (C)1999 Marshall Funds, Inc.



                                    953-294A

                              MARSHALL FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 CLASS A SHARES

                                October 31, 1999

                            EQUITY FUNDS INCOME FUNDS

           O MARSHALL EQUITY INCOME FUND O MARSHALL GOVERNMENT INCOME FUND O MARSHALL LARGE-CAP GROWTH & INCOME FUND O MARSHALL INTERMEDIATE BOND FUND O MARSHALL MID-CAP VALUE FUND O MARSHALL MID-CAP GROWTH FUND O MARSHALL SMALL CAP GROWTH FUND O MARSHALL INTERNATIONAL STOCK FUND MONEY MARKET FUND

O MARSHALL MONEY MARKET FUND

        This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Class A Shares Prospectus for the Marshall Funds listed above, dated October 31, 1999. This SAI incorporates by reference the financial statements from the Funds' Annual Report. You may obtain the Prospectus or Annual Report without charge by calling M&I Brokerage Services at 1-800-580-FUND (3863), or you can visit the Marshall Funds' Internet site on the WorldWide Web at http://www.marshallfunds.com.

     P.O. BOX 1348

     MILWAUKEE, WISCONSIN 53201-1348

G00714-04(10/99)

FEDERATED SECURITIES CORP.

Distributor

A subsidiary of FEDERATED INVESTORS, INC.

TABLE OF CONTENTS


   HOW ARE THE FUNDS ORGANIZED?                  1

SECURITIES IN WHICH THE FUNDS INVEST             1


SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS    3

INVESTMENT LIMITATIONS                          12

DETERMINING MARKET VALUE OF SECURITIES          15

WHAT DO SHARES COST?                            16

HOW ARE THE FUND SHARES SOLD?                   16


HOW TO BUY SHARES                               17

ACCOUNT AND SHARE INFORMATION                   18

WHAT ARE THE TAX CONSEQUENCES?                  19

WHO MANAGES THE FUNDS?                          20

HOW DO THE FUNDS MEASURE PERFORMANCE?           25


PERFORMANCE COMPARISONS                         27

ECONOMIC AND MARKET INFORMATION                 30

FINANCIAL STATEMENTS                            30

APPENDIX                                        31

ADDRESSES                                   34

HOW ARE THE FUNDS ORGANIZED?

     Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.

   The Funds are diversified portfolios of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes. This Statement contains additional information about the Corporation and its eleven investment portfolios. This Statement uses the same terms as defined in the Prospectus. The definitions of the terms series and class in the Wisconsin Business Corporation Law, Chapter 180 of the Wisconsin Statutes (WBCL) differ from the meanings assigned to those terms in the Prospectus and this Statement of Additional Information. The Articles of Incorporation of the Corporation reconcile this inconsistency in terminology, and provide that the Prospectus and Statement of Additional Information may define these terms consistently with the use of those terms under the WBCL and the Internal Revenue
Code.     SECURITIES IN WHICH THE FUNDS INVEST

        Under normal market conditions, the INTERNATIONAL STOCK FUND will invest at least 65% of its assets in equity securities of companies located in at least three different countries outside the United States. Following is a table that indicates which types of securities are a(n):

o P = PRINCIPAl investment of a Fund; (shaded in chart) o A = ACCEPTABLe (but not principal) investment of a Fund; or o N = NOt An ACCEPTABLe investment of a Fund.

EQUITY FUNDS

--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
SECURITIES                              EQUITY     LARGE-CAP   MID-CAP     MID-CAP    SMALL-CAP   INTERNATIONAL
                                        INCOME     GROWTH &    VALUE       GROWTH     GROWTH      STOCK
                                                   INCOME
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
AMERICAN DEPOSITARY RECEIPTS1           A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
ASSET-BACKED SECURITIES2                A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
BANK INSTRUMENTS3                       A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
BORROWING4                              A          A           A           A          A           A
---------------------------------------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
COMMON STOCK                            P          P           P           P          P           P
--------------------------------------- ---------- ----------- ----------- ----------
---------------------------------------                                               ----------- -----------
COMMON STOCK OF FOREIGN COMPANIES       A          A           A           A          A           P
---------------------------------------                        ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ----------
CONVERTIBLE SECURITIES                     A       A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
---------------------------------------                        ----------- ---------- ----------- -----------
DEBT OBLIGATIONS                        A          A           A           A          A           A5
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
DERIVATIVE CONTRACTS AND SECURITIES     A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
EUROPEAN DEPOSITARY RECEIPTS            N          N           N           N          N           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
FIXED RATE DEBT OBLIGATIONS             A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
FLOATING RATE DEBT OBLIGATIONS          A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
FOREIGN CURRENCY HEDGING TRANSACTIONS   N          N           N           N          N           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
FOREIGN CURRENCY TRANSACTIONS           N          N           N           N          N           A
--------------------------------------- ---------- ----------- ----------- ----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
FOREIGN SECURITIES6                     A          A           A           A          A           P
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ----------
FORWARD COMMITMENTS, WHEN-ISSUED AND    A          A           A           A          A           A
DELAYED DELIVERY TRANSACTIONS

--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
FUTURES AND OPTIONS TRANSACTIONS        A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
GLOBAL DEPOSITARY RECEIPTS              N          N           N           N          N           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
ILLIQUID AND RESTRICTED SECURITIES7     A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
LENDING OF PORTFOLIO SECURITIES         A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
MORTGAGE-BACKED SECURITIES              A          A           A           A          A           A
---------------------------------------            ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
PREFERRED STOCKS                           A       A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
---------------------------------------            ----------- ----------- ---------- ----------- -----------
PRIME COMMERCIAL PAPER8                 A          A           A           A          A           A
                                        ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
REPURCHASE AGREEMENTS                   A          A           A           A          A           A
                                        ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
REVERSE REPURCHASE AGREEMENTS           A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
                                        ---------- ----------- ----------- ---------- ----------- -----------
SECURITIES OF OTHER INVESTMENT          A          A           A           A          A           A
COMPANIES

--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
SWAP TRANSACTIONS                       A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
U.S. GOVERNMENT SECURITIES              A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
VARIABLE RATE DEMAND NOTES              A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------
WARRANTS                                A          A           A           A          A           A
--------------------------------------- ---------- ----------- ----------- ---------- ----------- -----------

INCOME FUNDS AND MONEY MARKET FUND

--------------------------------------- ------------- -------------- -----------
SECURITIES                              GOVERNMENT    INTERMEDIATE   MONEY
                                        INCOME        BOND           MARKET

--------------------------------------- ------------- -------------- -----------
--------------------------------------- ------------- -------------- -----------
ASSET-BACKED SECURITIES2                P             A              A

--------------------------------------- ------------- --------------
---------------------------------------                              -----------
BANK INSTRUMENTS3                       A             A              P

--------------------------------------- ------------- -------------- -----------
--------------------------------------- ------------- --------------
BORROWING4                              A             A              A

---------------------------------------
--------------------------------------- ------------- -------------- -----------
DEBT OBLIGATIONS                        P             P              P

--------------------------------------- ------------- -------------- -----------
---------------------------------------                              -----------
DEMAND MASTER NOTES                     N             A              P

--------------------------------------- ------------- -------------- -----------
--------------------------------------- ------------- --------------
DERIVATIVE CONTRACTS AND SECURITIES     A             A              A

---------------------------------------                              -----------
--------------------------------------- ------------- --------------
   DOLLAR ROLLS                         A             A              N

---------------------------------------
--------------------------------------- ------------- -------------- -----------
FIXED RATE DEBT OBLIGATIONS             P             P                 P

--------------------------------------- ------------- -------------- -----------
--------------------------------------- ------------- --------------
FLOATING RATE DEBT OBLIGATIONS          A             A              P

--------------------------------------- -------------
--------------------------------------- ------------- -------------- -----------
   FOREIGN MONEY MARKET INSTRUMENTS     A             A              A

--------------------------------------- -------------                -----------
--------------------------------------- ------------- --------------
FOREIGN SECURITIES6                     A             A              N

--------------------------------------- ------------- -------------- -----------
--------------------------------------- ------------- -------------- -----------
FORWARD COMMITMENTS, WHEN-ISSUED AND    A             A              A
DELAYED DELIVERY TRANSACTIONS

---------------------------------------
--------------------------------------- ------------- -------------- -----------
FUNDING AGREEMENTS                      A             A                 P

--------------------------------------- ------------- -------------- -----------
--------------------------------------- ------------- --------------
FUTURES AND OPTIONS TRANSACTIONS        A             A              N

--------------------------------------- ------------- -------------- -----------
--------------------------------------- ------------- -------------- -----------
GUARANTEED INVESTMENT CONTRACTS         N             N              A

--------------------------------------- ------------- -------------- -----------
--------------------------------------- ------------- -------------- -----------
ILLIQUID AND RESTRICTED SECURITIES7     A             A              A

--------------------------------------- ------------- -------------- -----------
--------------------------------------- ------------- -------------- -----------
LENDING OF PORTFOLIO SECURITIES         A             A              A

---------------------------------------                              -----------
--------------------------------------- ------------- -------------- -----------
MORTGAGE-BACKED SECURITIES              P             A              A

--------------------------------------- ------------- -------------- -----------
---------------------------------------                              -----------
MUNICIPAL LEASES                        A             A              N

--------------------------------------- ------------- -------------- -----------
--------------------------------------- ------------- -------------- -----------
MUNICIPAL SECURITIES                    A             A              N

--------------------------------------- ------------- -------------- -----------
--------------------------------------- ------------- -------------- -----------
   PARTICIPATION INTERESTS              N             N              A

--------------------------------------- ------------- -------------- -----------
--------------------------------------- ------------- -------------- -----------
PRIME COMMERCIAL PAPER8                 A             A              P

--------------------------------------- ------------- --------------
--------------------------------------- ------------- -------------- -----------
REPURCHASE AGREEMENTS                   A             A              P

                                        ------------- -------------- -----------
--------------------------------------- ------------- --------------
REVERSE REPURCHASE AGREEMENTS9          A             A              A

--------------------------------------- ------------- -------------- -----------
SECURITIES OF OTHER INVESTMENT          A             A              A
COMPANIES

--------------------------------------- ------------- -------------- -----------
SWAP TRANSACTIONS                       A             A              N

---------------------------------------
                                        ------------- -------------- -----------
U.S. GOVERNMENT SECURITIES              P             A              A

--------------------------------------- ------------- -------------- -----------
VARIABLE RATE DEMAND NOTES              A             A              A

--------------------------------------- ------------- -------------- -----------

1. ALL FUNDS may invest up to 20% of their respective assets, however, the INTERNATIONAL STOCK FUND has no limit.

2. The EQUITY FUNDS and INCOME FUNDS may invest in Asset-Backed Securities rated, at the time of purchase, in the top four rating categories by a nationally recognized statistical rating organization (NRSRO) (securities rated AAA, AA, A or BBB by Standard & Poor's (S&P) and Fitch IBCA, Inc. (Fitch) and Aaa, Aa, A or Baa by Moody's Investors Service, Inc. (Moody's)), or if unrated, determined by the Adviser to be of comparable quality. The MONEY MARKET FUND will invest in only the short-term tranches, which will generally have a maturity not exceeding 397 days. Only the INCOME FUNDS expect that they might
exceed 5% of their respective net assets in these securities.    3. The EQUITY
FUNDS and MONEY MARKET FUND may purchase foreign Bank Instruments. The EQUITY FUNDS (except INTERNATIONAL STOCK FUND) are limited to 5% of total assets. THE INCOME FUNDS may invest in foreign Bank Instruments, although they do not presently intend to do so.

4. The INTERNATIONAL STOCK FUND may borrow money to purchase securities, a strategy that involves purchasing securities in amounts that exceed the amount it has invested in the underlying securities. The excess exposure increases the risks associated with the underlying securities and tends to exaggerate the effect of changes in the value of its portfolio securities and consequently on the Fund's net asset value. The Fund may pledge more than 5% of its total assets
to secure such borrowings.    5. Must be issued by U.S. corporations and rated
in the top four categories by an NRSRO or, if unrated, determined by the Adviser
to be of comparable quality.     6. The EQUITY FUNDS, except INTERNATIONAL STOCK
FUND may only invest up to 5% of their respective net assets in foreign
securities other than American Depositary Receipts.    7. ALL FUNDS may invest
up to 15% of their respective assets in illiquid securities except for the MONEY
MARKET FUND which is limited to 10%.        8. THE SMALL-CAP GROWTH FUND may
purchase commercial paper rated investment grade by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality. The OTHER FUNDS may purchase commercial paper rated in the two highest rating categories by an NRSRO
or, if unrated, determined by the Adviser to be of comparable quality.     9.
During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the MONEY MARKET FUND will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement. SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS
   As used in this section, the term Adviser means Adviser or Sub-Adviser, as applicable. AGENCY SECURITIES are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full faith and credit of the United States. Other government entities receive support through federal subsidies, loans or other benefits. A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks. ASSET-BACKED SECURITIES are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-Backed Securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass through certificates or asset-backed bonds. Asset backed
securities may also resemble some types of CMOs.     Payments on asset-backed
securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. Also, these securities may be subject to prepayment risk. BANK INSTRUMENTS. Bank Instruments are unsecured interest bearing deposits with banks. Bank Instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments.

   The Funds will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank Insurance Fund or the Savings Association Insurance Fund, which are administered by the Federal Deposit Insurance Corporation. Securities that are credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty will also be treated as Bank Instruments.

BORROWING. The Funds may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets (net assets for the MONEY MARKET FUND AND INTERMEDIATE BOND FUND), and pledge some assets as collateral. A Fund that borrows will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by a Fund from any securities purchased with borrowed money. With respect to borrowings, the Funds are required to maintain continuous asset coverage equal to 300% of the amount borrowed. If the coverage declines to less than 300%, a Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

CORPORATE DEBT SECURITIES are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

   CONVERTIBLE SECURITIES. Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, if a Fund holds fixed income securities convertible into shares of common stock at a conversion price of $10 per share, and the shares have a market value of $12, a Fund could realize an additional $2 per share by converting the fixed income securities.

To compensate for the value of the conversion option, convertible securities have lower yields than comparable fixed income securities. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

CREDIT ENHANCEMENT. Certain acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. The Adviser may evaluate a security based, in whole or in part, upon the financial condition of the party providing the credit enhancement (the credit enhancer). The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

   For diversification purposes, credit-enhanced securities will not be treated as having been issued by the credit enhancer, unless a Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit enhancer. In such cases, the securities will be treated as having been issued both by the issuer and the credit enhancer.

CREDIT QUALITY. The fixed income securities in which a Fund invests will be rated at least investment grade by a nationally recognized statistical ratings organization (NRSRO). Investment grade securities have received one of an NRSRO's four highest ratings. Securities receiving the fourth highest rating (Baa by Moody's or BBB by S&P or Fitch) have speculative characteristics and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due. The Adviser will evaluate downgraded securities and will sell any security determined not to be an acceptable investment. The MONEY MARKET FUND is subject to Rule 2a-7 under the Investment Company Act of 1940, and will follow the credit quality requirements of the Rule.

COMMERCIAL PAPER AND RESTRICTED AND ILLIQUID SECURITIES. Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer. The Funds may invest in commercial paper issued under Section 4(2) of the Securities Act of 1933. By law, the sale of Section 4(2) commercial paper is restricted and is generally sold only to institutional investors, such as a Fund. A Fund purchasing Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution. Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in Section
4(2) commercial paper, thus providing liquidity.    The Funds believe that
Section 4(2) commercial paper and certain other restricted securities which meet the Directors' criteria for liquidity are quite liquid. Section 4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the investment limitation. In addition, because Section 4(2) commercial paper is liquid, the Funds intend to not subject such paper to the limitation applicable
to restricted securities.        DEMAND FEATURES. The Funds may purchase
securities subject to a demand feature, which may take the form of a put or standby commitment. Demand features permit a Fund to demand payment of the value of the security (plus an accrued interest) from either the issuer of the security or a third-party. Demand features help make a security more liquid, although an adverse change in the financial health of the provider of a demand feature (such as bankruptcy), will negatively affect the liquidity of the security. Other events may also terminate a demand feature, in which case liquidity is also affected.

DEMAND MASTER NOTES. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. A party may demand full or partial payment and the notice period for demand typically ranges from one to seven days. Many master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts, issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation. Depositary Receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary Receipts involve many of the same risks of investing directly in foreign securities.

DERIVATIVE CONTRACTS. Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This
protects investors against potential defaults by the counterparty.    Trading
contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract. A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract. DOLLAR ROLLS are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are to be announced mortgage-backed securities. Dollar rolls are subject to interest rate risks and
credit risks. These transactions may create leverage risks.     DURATION.
Duration is a measure of volatility in the price of a bond prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a change in the market interest rate. Volatility is based upon a bond's coupon rate; maturity date; and the level of market yields of similar bonds. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure. EQUITY SECURITIES are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the EQUITY FUNDS invest.

    COMMON STOCKS are the most prevalent type of equity security. Common stockholders are entitled to the net value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock. PREFERRED STOCKS have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Fund holding redeemable preferred stock may treat it as a fixed income security. WARRANTS provide an option to buy the issuer's stock or other equity securities at a specified price. A Fund holding a warrant may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the stated expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

FIXED INCOME SECURITIES. Fixed income securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed rate securities and floating rate securities react differently as prevailing interest rates change.

      FIXED RATE DEBT SECURITIES. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

      As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

      FLOATING RATE DEBT SECURITIES. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

FOREIGN CURRENCY TRANSACTIONS. Foreign currency transactions are generally used to obtain foreign currencies to settle securities transactions. They can also be used as a hedge to protect assets against adverse changes in foreign currency exchange rates or regulations. When a Fund uses foreign currency exchanges as a hedge, it may also limit potential gain that could result from an increase in the value of such currencies. A Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

         FOREIGN CURRENCY HEDGING TRANSACTIONS. Foreign currency hedging transactions are used to protect against foreign currency exchange rate risks. These transactions include: forward foreign currency exchange contracts, foreign currency futures contracts, and purchasing put or call options on foreign currencies. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Forward Contracts) are used to minimize the risks associated with changes in the relationship between the U.S. dollar and foreign currencies. They are used to lock in the U.S. dollar price of a foreign security. A Forward Contract is a commitment to purchase or sell a specific currency for an agreed price at a future date. If the Adviser believes a foreign currency will decline against the U.S. dollar, a Forward Contract may be used to sell an amount of the foreign currency approximating the value of a Fund's security that is denominated in the foreign currency. The success of this hedging strategy is highly uncertain due to the difficulties of predicting the values of foreign currencies, of precisely matching Forward Contract amounts, and because the constantly changing value of the securities involved. The Fund will not enter into Forward Contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. Conversely, if the Adviser believes that the U.S. dollar will decline against a foreign currency, a Forward Contract may be used to buy that foreign currency for a fixed dollar amount, otherwise known as cross-hedging. In these transactions, the Fund will segregate assets with a market value equal to the amount of the foreign currency purchased. Therefore, the Fund will always have cash, cash equivalents or high quality debt securities available to cover Forward Contracts or to limit any potential risk. The segregated assets will be priced daily. Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. PURCHASING AND WRITING PUT AND CALL OPTIONS on foreign currencies are used to protect the Fund's portfolio against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates. If exchange rate movements are adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. These options are traded on U.S. and foreign exchanges or over-the-counter. EXCHANGE-TRADED FUTURES CONTRACTS are used for the purchase or sale of foreign currencies (Foreign Currency Futures) and will be used to hedge against anticipated changes in exchange rates that might adversely affect the value of a Fund's portfolio securities or the prices of securities that a Fund intends to purchase in the future. The successful use of Foreign Currency Futures depends on the ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of Foreign Currency Futures or may realize losses.

     FOREIGN  MONEY  MARKET  INSTRUMENTS.  Eurodollar  Certificates  of  Deposit
(ECDs), Yankee dollar Certificates of Deposit (YCDs) and Eurodollar Time Deposits (ETDs) are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the U.S. by foreign issuers.

ECDs, ETDs, YCDs, and Europaper have many of the same risks as other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

FUNDING AGREEMENTS (Agreements), are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits guaranteed interest to a Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The MONEY MARKET FUND will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the MONEY MARKET FUND may not have the right to receive the principal amount of an Agreement from the insurance company on seven days' notice or less. Therefore, Agreements are typically considered to be
illiquid investments.        FUTURES AND OPTIONS TRANSACTIONS. As a means of
reducing fluctuations in its net asset value, a Fund may buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. A Fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

      FUTURES CONTRACTS. A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future. A futures contract may involve a variety of assets including commodities (such as oil, wheat, or corn) or a financial asset (such as a security). A Fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements. A Fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made.
      Settlement is made in cash upon termination of the contract.    MARGIN IN
      FUTURES TRANSACTIONS. Since a Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to a Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions. As the value of the underlying futures contract changes daily, a Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. Variation margin does not represent a borrowing or loan by a Fund. It may be viewed as settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When a Fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with a Fund's custodian to collateralize the position and insure that the use of futures contracts is unleveraged. A Fund is also required to deposit and maintain margin when it writes call options
      on futures contracts.     A Fund will not enter into a futures contract or
      purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into. However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%.

      PUT OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS. A Fund may purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to
      assume a short position at the specified price.    Generally, if the
      hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the decrease in value of the hedged securities. Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost. A Fund may also write (sell) listed put options on financial or stock index futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from a Fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases. When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by a Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future. In order to avoid the exercise of an option sold by it, generally a Fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in a Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by a Fund of an option having the same term as the option sold by a Fund, and has the effect of canceling a Fund's position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by a Fund for the initial option.

         CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS. A Fund may write (sell) listed and over-the-counter call options on financial and stock index futures contracts to hedge its portfolio. When a Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, a Fund's obligation to sell a futures contract costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can substantially offset the drop in value of a Fund's portfolio securities. Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the decrease in value of the hedged securities. A Fund may buy a listed call option on a financial or stock index futures contract to hedge against decreases in market interest rates or increases in stock price. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of a Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, a Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, a Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, a Fund has completed a successful hedge.

      LIMITATION ON OPEN FUTURES POSITIONS. A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of aFund's portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, a Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

PURCHASING PUT AND CALL
      OPTIONS ON SECURITIES. A Fund may purchase put options on portfolio securities to protect against price movements in a Fund's portfolio. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security. A call option gives a Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option.

      WRITING COVERED CALL AND PUT OPTIONS ON SECURITIES. A Fund may write covered call and put options to generate income and thereby protect against price movements in a Fund's portfolio securities. As writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S. government securities in the amount of any additional consideration). As a writer of a put option, a Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. In the case of put options, a Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

STOCK INDEX OPTIONS. A Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in a Fund's portfolio correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

OVER-THE-COUNTER OPTIONS. Over-the-counter options are two-party contracts with price and other terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. A Fund may generally purchase and write over-the-counter options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on a Fund's portfolio securities or securities indices are not traded on an exchange. A Fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by the Adviser.

RISKS. When a
      Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities or foreign currency subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in a Fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities or foreign currency. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. In these events, a Fund may lose money on the futures contract or option. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with a Fund's custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, a Fund may lend portfolio securities. When a Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. A Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to a Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. The Funds currently lend their portfolio securities through Marshall & Ilsley Trust Company (M&I Trust Company), as agent, and reimburse M&I Trust Company for its costs. The Funds and M&I Trust have applied to the Securities and Exchange Commission for an order that would permit M&I Trust Company to charge, and the Funds to pay, market-based compensation for M&I Trust Company's services as securities lending agent.

SECURITIES LENDING RISKS. When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, a Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of cash collateral, usually fixed-income securities risk.

MORTGAGE-BACKED SECURITIES represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a "pass-through certificate." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages. Collateralized mortgage obligations (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class. In addition, CMOs may allocate interest payments to one class (IOs) and principal payments to another class (POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IO prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk. Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance higher rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility. CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes. Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of Floater class and increasing the price volatility of the Inverse Floater class. CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage backed securities which qualify and elect treatment as such under provisions of the Internal Revenue
Code) have residual interests that receive any mortgage payments not allocated to another REMIC class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

     REPURCHASEAGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. A Fund's custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy. Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund sells a portfolio security to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future a Fund will repurchase the portfolio at a price equal to the original sale price plus interest. A Fund may use reverse repurchase agreements for liquidity and may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.


SWAP TRANSACTIONS. In a standard swap transaction, two parties agree to exchange
(swap) the returns (or differentials in rates of return) on particular securities, which may be adjusted for an interest factor. The returns to be swapped are generally calculated with respect to a return on a notional dollar amount invested at a particular interest rate, or in a basket of securities representing a particular index. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate on $10 million principal amount in exchange for the right to receive the equivalent of a fixed rate of interest on $10 million principal amount. Neither party to the swap would actually advance $10 million to the other. The Funds will usually enter into swaps on a net basis (i.e., the two payment streams are netted out), with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Funds' obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and the Funds will segregate liquid assets in an aggregate net asset value at least equal to the accrued excess, if any, on each business day. If a Fund enters into a swap on other than a net basis, a Fund will segregate liquid assets in the full amount accrued on a daily basis of a Fund's obligations with respect to the swap. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreements related to the transaction.

   The Funds expect to enter into swap transactions primarily to hedge against changes in the price of other portfolio securities. For example, a Fund may hedge against changes in the market value of a fixed rate security by entering into a swap that requires a Fund to pay the same or a lower fixed rate of interest on a notional principal amount equal to the principal amount of the security in exchange for a variable rate of interest based on a market index. Interest accrued on the hedged note would then equal or exceed the Funds' obligations under the swap, while changes in the market value of the swap would largely offset any changes in the market value of the note. The Funds may also enter into swaps to preserve or enhance a return or spread on a portfolio security. The Funds do not intend to use these transactions in a speculative
manner.     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser has determined that, as a result, the swap market has become relatively liquid. Interest rate caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other swaps. To the extent swaps, caps or floors are determined by the Adviser to be illiquid, they will be included in a Fund's limitation on investments in illiquid securities. To the extent a Fund sells caps and floors, it will maintain in a segregated account cash and/or U.S. government securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of a Fund's obligations with respect to caps and floors. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the portfolio security being hedged. Swap transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to a default on an interest rate swap is limited to the net asset value of the swap together with the net amount of interest payments owed to a Fund by the defaulting party. A default on a portfolio security hedged by an interest rate swap would also expose a Fund to the risk of having to cover its net obligations under the swap with income from other portfolio securities.

TEMPORARY INVESTMENTS. There may be times when market conditions warrant a defensive position (this rarely applies to the MONEY MARKET FUND). During these market conditions each of the Funds may temporarily invest without limit in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, securities of other investment companies investing in short-term debt securities, and foreign short-term debt securities (for the INTERNATIONAL STOCK FUND). TREASURY SECURITIES are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

WARRANTS give a Fund the option
to buy the issuer's stock or other equity securities at a specified price. A Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of a Fund are segregated on a Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS

     The following investment limitations are fundamental and cannot be changed for a Fund unless authorized by the "majority of the outstanding voting securities" of that Fund, as defined by the Investment Company Act.

SELLING SHORT AND BUYING ON MARGIN

The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by a Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Funds will not issue senior securities except that each Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its total assets (net assets in the case of the MONEY MARKET FUND and INTERMEDIATE BOND FUND) including the amounts borrowed; and except to the extent that a Fund is permitted to enter into futures contracts, options or forward contracts. Except for the INTERNATIONAL STOCK FUND, a Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Except for the INTERNATIONAL STOCK FUND, a Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

PLEDGING ASSETS

The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, each Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options; and segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis.

LENDING CASH OR SECURITIES

   The Funds will not lend any of their assets except portfolio securities. Except for the INTERNATIONAL STOCK FUND, loans may not exceed one-third of the value of a Fund's total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment goal, policies, and limitations.

INVESTING IN COMMODITIES

The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, except for the INTERMEDIATE BOND FUND and the MONEY MARKET FUND, a Fund may purchase and sell futures contracts and related options, and the INTERNATIONAL STOCK FUND may also enter into forward contracts and related options. INVESTING IN REAL ESTATE

The Funds will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer. CONCENTRATION OF INVESTMENTS A Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities (and domestic bank instruments for the MONEY MARKET FUND) shall not be considered investments in any one industry. UNDERWRITING

   A Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment goal, policies and limitations.

NON-FUNDAMENTAL LIMITATIONS

     The following investment limitations are non-fundamental and, therefore, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID AND RESTRICTED SECURITIES

The Funds will not invest more than 15% (10% for the MONEY MARKET FUND) of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain restricted securities not determined by the Directors to be liquid (including certain municipal leases). PURCHASING SECURITIES TO EXERCISE CONTROL

The Funds will not purchase securities of a company for the purpose of exercising control or management.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

Each Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The MONEY MARKET FUND will limit its investments in other investment companies to those of money market funds having investment objectives and policies similar to its own.

INVESTING IN OPTIONS

Except for bona fide hedging purposes, a Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts. A Fund will not purchase put options or write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated liquid assets in the amount of any further payment. A Fund will not write call options in excess of 25% of the value of its total assets. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.
   REGULATORY COMPLIANCE. The MONEY MARKET FUND may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the MONEY MARKET FUND will comply with the various requirements of Rule 2a-7 under the Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the MONEY MARKET FUND'S total assets in the securities of any one issuer, although the MONEY MARKET FUND'S fundamental investment limitation only requires such 5% diversification with respect to 75% of its assets. The MONEY MARKET FUND will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The MONEY MARKET FUND may change these operational policies to reflect changes in the laws and regulations without
shareholder approval.     OTHER INVESTMENT POLICIES

   The following Funds have an investment policy which requires that a Fund invest, under normal market conditions, at least 65% of its total assets in a particular type of security that is consistent with a Fund's goals and investment strategies. EQUITY INCOME FUND intends to invest at least 65% of its total assets in equity securities that generate dividend income. LARGE-CAP GROWTH & INCOME FUND intends to invest at least 65% of its total assets in common stocks and preferred stocks of large-sized companies whose market capitalizations generally exceed $10 billion. MID-CAP VALUE FUND intends to invest at least 65% of its total assets in value-oriented common and preferred stocks of medium-sized companies similar in size to those within the S&P Mid-Cap 400 Index. MID-CAP GROWTH FUND intends to invest at least 65% of its total assets in growth-oriented common stocks of medium-sized companies similar in size to those within the S&P Mid-Cap 400 Index. SMALL-CAP GROWTH FUND intends to invest at least 65% of its total assets in common and preferred stocks issued by small-sized companies similar in size to those within the Russell 2000 Index. INTERNATIONAL STOCK FUND intends to invest at least 65% of its total assets in securities of issuers domiciled in at least three different nations outside the United States, and intends to invest at least 65% of the Fund's total assets in common stocks, preferred stocks and other equity securities. GOVERNMENT INCOME FUND intends to invest at least 65% of its total assets in U.S. government securities (not including privately issued mortgage-related securities). INTERMEDIATE BOND FUND intends to invest at least 65% of its total assets in
bonds.     DETERMINING MARKET VALUE OF SECURITIES

USE OF THE AMORTIZED COST METHOD (MONEY MARKET FUND ONLY)

The Directors have decided that the best method for determining the value of portfolio instruments for the MONEY MARKET FUND is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current
market value.    The MONEY MARKET FUND's use of the amortized cost method of valuing portfolio instruments depends on its compliance with the provisions of Rule 2a-7 (the Rule) promulgated by the Securities and Exchange Commission under the Act. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current
market conditions and the Fund's investment goal.     Under the Rule, the MONEY
MARKET FUND is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise. The MONEY MARKET FUND acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Fund defines demand features and standby commitments as puts, the Fund does not consider them to be corporate investments for purposes of its investment policies.

     MONITORING PROCEDURES. The Directors' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than
0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

     INVESTMENT RESTRICTIONS. The Rule requires that the MONEY MARKET FUND limit its investments to instruments that, in the opinion of the Directors, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Directors must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the MONEY MARKET FUND will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the MONEY MARKET FUND, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

MARKET VALUES (ALL OTHER FUNDS)

Market values of portfolio securities are determined as follows:

     o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     o for all other securities, at a fair value as determined in good faith by the Board.

The Funds may value securities at prices provided by independent pricing services that may not rely exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors.

A Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the INTERNATIONAL STOCK FUND values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others. WHAT DO SHARES COST?

   Except under certain circumstances described in the Prospectus, shares are sold at their net asset value (plus a sales charge) on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained
in the Prospectus under "How to Buy Shares" and "What Do Shares Cost."     HOW
ARE THE FUND SHARES SOLD?

   Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers shares on a continuous, best-efforts basis. Texas residents must purchase shares of the Funds through M&I Brokerage Services, Inc. at 1-800-580-FUND (3863), or through any authorized
broker-dealer.     FRONT-END SALES CHARGE REALLOWANCE The distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to a broker-dealer, investment professional, or financial institution (Authorized Dealers) for sales and/or administrative services. Any payments to an Authorized Dealer in excess of 90% of the front-end sales charge are considered supplemental payments. The distributor retains any portion not paid to an Authorized Dealer. 12B-1 PLAN

The Corporation has adopted a compensation-type plan for Class A Shares of the Funds (Plan Shares) pursuant to Rule 12b-1 (the Plan) which was promulgated by the Securities and Exchange Commission pursuant to the Act. The Plan provides that the Funds' Distributor shall act as the distributor of Plan Shares, and it permits the payment of fees to brokers, dealers and administrators for distribution and/or administrative services. The Plan is designed to stimulate brokers, dealers and administrators to provide distribution and/or administrative support services to the Funds and holders of Plan Shares. These services are to be provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investment of client account cash balances; answering routine client inquiries regarding the Plan Shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Funds reasonably request. Other benefits which the Funds hope to achieve through the Plan include, but are not limited to, the following: (1) an efficient and effective administrative system; (2) a more efficient use of assets of holders of Plan Shares by having them rapidly invested in the Funds with a minimum of delay and administrative detail; and (3) an efficient and reliable records system for holders of Plan Shares and prompt responses to shareholder requests and inquiries concerning their accounts. By adopting the Plan, the Directors expect that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in seeking to achieve their investment objectives. By identifying potential investors in Plan Shares whose needs are served by the Funds' objectives and properly servicing these accounts, the Funds may be able to lessen fluctuations in rates of redemptions and sales. SHAREHOLDER SERVICES

   M&I Trust Company, through MFIS, is the shareholder servicing agent for the Funds. As such, MFIS provides shareholder services which include, but are not limited to, distributing Prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemption of shares. The Funds may pay M&I Trust Company for providing shareholder services and maintaining shareholder accounts. M&I Trust Company may select others (including Federated Shareholder Services, a subsidiary of Federated Investors, Inc.) to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

   Investment professionals may be paid fees out of the assets of the Distributor and/or M&I Trust Company (but not out of Fund assets). The Distributor and/or M&I Trust Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, Authorized Dealers may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the Authorized Dealer or financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the Authorized Dealer or financial institution.

HOW TO BUY SHARES

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

   As described in the Prospectus, larger purchases of the same Share class reduce or eliminate the sales charge paid. For example, the Funds will combine all Class A Share purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single
fiduciary account.     If an additional purchase into the same Share class is
made, the Funds will consider the previous purchases still invested in the Funds. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $40,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 4.5%, not 5.75%. To receive the sales charge reduction, M&I Brokerage Services must be notified by the shareholder in writing or by his investment professional or financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Funds will reduce or eliminate the sales charge after it confirms the purchases.

CONCURRENT PURCHASES

Shareholders have the privilege of combining concurrent purchases of the same Share class of two or more Marshall Funds in calculating the applicable sales charge. To receive a sales charge reduction or elimination, M&I Brokerage Services must be notified by the shareholder in writing or by his investment professional or financial institution at the time the concurrent purchases are made. The Funds will reduce or eliminate the sales charge after it confirms the purchases.

LETTER OF INTENT

   A shareholder can sign a letter of intent committing to purchase a certain amount of the same Share class within a 13-month period in order to combine such purchases in calculating the applicable sales charge. The Funds' custodian will hold shares in escrow equal to the maximum applicable sales charge. If the shareholder completes the commitment, the escrowed shares will be released to their account. If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed shares to pay for the
applicable sales charge.     While this letter of intent will not obligate the
shareholder to purchase Class A Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Marshall Fund, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE

        The reinvestment privilege is available for all shares of the Fund within the same share class.

Class A shareholders who redeem from the Fund may reinvest the redemption proceeds back into the same Share class at the next determined net asset value without any sales charge. The original shares must have been subject to a sales charge and the reinvestment must be within 90 days. In addition, if shares were reinvested through an investment professional or financial institution, the investment professional or financial institution would not be entitled to an advanced payment from M&I Brokerage Services on the reinvested shares, if otherwise applicable. M&I Brokerage Services must be notified by the shareholder in writing or by his investment professional or financial institution of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems shares in the Fund, there may be tax consequences.

EXCHANGING SECURITIES FOR SHARES

     You may contact the Distributor to request a purchase of shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, the Funds reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities. Because the Corporation has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net assets represented by such share class during any 90-day period. Any share redemption payment greater than this amount will also be in cash unless the Funds' Directors determine that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its net asset value. The portfolio securities will be selected in a manner that the Funds' Directors deems fair and equitable and, to the extent available, such securities will be readily
marketable.    Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when
made, may be more or less than the value on the redemption date.     ACCOUNT AND
SHARE INFORMATION VOTING RIGHTS Shareholders of each Fund are entitled: (i) to one vote per full share of Common Stock; (ii) to distributions declared by Directors; and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution. Each share of the Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Corporation have equal voting rights, except that only shares of a particular portfolio or class are entitled to vote on matters affecting that portfolio or class. Consequently, the holders of more than 50% of the Corporation's shares of common stock voting for the election of Directors can elect the entire Board of Directors, and, in such event, the holders of the Corporation's remaining shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors. The Wisconsin Business Corporation Law (the
WBCL) permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its By-laws and does not anticipate holding an annual meeting of shareholders to elect Directors unless otherwise required by the Act. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Directors upon written request of shareholders owning at least 10% of the Corporation's outstanding voting shares. The shares are redeemable and are transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable except as provided in WBCL Section 180.0622(2)(b). Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares.

   As of October 4, 1999, the following shareholders, each having as their address of record, c/o Marshall & Ilsley Trust Company, 1000 North Water Street, Milwaukee, Wisconsin 53202, owned 5% or more of a Fund's outstanding Class A
Shares: Equity Income Fund - Marshall & Ilsley Trust Company, IRA Donald A Becker, owned approximately 7,618 shares (12.39%); and Robert Sawyers & Marjorie Sawyers, owned approximately 3,931 shares (6.39%); Large-Cap Growth & Income Fund - Denise A Fitzgerald & Daniel J. Fitzgerald, owned approximately 4,848 shares (6.98%); Mid-Cap Value Fund - Marshall & Ilsley Trust Company, IRA Donald
A. Becker, owned approximately 4,270 shares (9.95%); Robert Sawyers & Marjorie Sawyers, owned approximately 3,368 shares (7.85%); Marshall & Ilsley Trust Company, IRA Charles L. Nichols, owned approximately 3,309 shares (7.71%); Donaldson Lufkin Jenrette Securities Corporation, Inc., Jersey City, New Jersey, owned approximately 2,375 shares (5.54%); Mid-Cap Growth Fund - Denise A. Fitzgerald & Daniel J. Fitzgerald, owned approximately 1,621 shares (8.01%); and Marshall & Ilsley Trust Company, IRA Holly L. Cremer, owned approximately 1,608 shares (7.94%); Small-Cap Growth Fund - Denise J. Porcaro, owned approximately 5,187 shares (13.56%); and Marshall & Ilsley Trust Company, IRA Charles L. Nichols, owned approximately 3,057 shares (7.99%); International Stock Fund - Dennis J. Porcaro, owned approximately 4,510 shares (11.92%); Robert Sawyers & Marjorie Sawyers, owned approximately 3,111 shares (8.22%); and Marshall & Ilsley Trust Company, IRA Russell J. Scharrer, owned approximately 2,164 shares (5.72%); Government Income Fund - Gladys M. Deuster, owned approximately 20,703 shares (23.38%); Marshall & Ilsley Trust Company, IRA Robert G. Kissinger, owned approximately 9,365 shares (10.53%); Louis P. Hofkens & Gilberte Hofkens, owned approximately 6,379 shares (7.17%); Donaldson Lufkin Jenrette Securities Corporation, Inc., Jersey City, New Jersey, owned approximately 5,232 shares (5.88%); Rosette Yonke, Jeffrey Yonke, Adele E. Anderson, Linda K. Leith equally, owned approximately 5,210 shares (5.86%); and Marshall & Ilsley Trust Company, IRA Leo G. Schickert, owned approximately 5,110 shares (5.75%); Intermediate Bond Fund - Marshall & Ilsley Trust Company, IRA Robert G. Kissinger, owned approximately 13,152 shares (10.22%); Marshall & Ilsley Trust Company, IRA Donald A. Becker, owned approximately 8,587 shares (6.67%); and Robert Sawyers & Marjorie Sawyers, owned approximately 7,652 shares (5.95%); Money Market Fund - M&I BSS Janesville, Omnibus Sweep Account, Appleton, Wisconsin, owned approximately 34,366,619 shares (27.34%); M&I BSS Madison, Omnibus Sweep Account, Appleton, Wisconsin, owned approximately 11,552,306 shares (9.19%); M&I BSS Appleton, Omnibus Sweep Account, Appleton, Wisconsin, owned approximately 7,671,226 shares (6.10%). Shareholders owning 25% or more of the outstanding shares of a Fund may be in control and be able to affect the
outcome of certain matters presented for a vote of shareholders.     WHAT ARE
THE TAX CONSEQUENCES?

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by each Fund. Each Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the EQUITY FUNDS if the EQUITY FUNDS were a regular corporation, and to the extent designated by the EQUITY FUNDS as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income. No portion of any income dividends paid by the other Funds is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income. FOREIGN INVESTMENTS

Investment income on certain foreign securities purchased by the Funds may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject. The effective rate of foreign tax cannot be predicted since the amount of the Funds' assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from the Funds may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

The Funds may invest in the stock of certain foreign corporations which are classified as Passive Foreign Investment Companies (PFIC). The Funds may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code provisions that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. Shareholders must hold Fund shares for a specified period of time to claim a foreign tax credit. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns. The Funds expect that only INTERNATIONAL STOCK FUND will qualify for these Code provisions.

STATE AND LOCAL TAXES

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital. CAPITAL GAINS

Capital gains, when realized by the Funds, could result in an increase in distributions. Capital losses could result in a decrease in distributions. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

WHO MANAGES THE FUNDS?

OFFICERS AND DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years, and total compensation received as a Director from the Corporation for its most recent fiscal year. The Corporation is comprised of eleven funds and is the only
investment company in the Fund Complex.    As of October 4, 1999, the Funds'
Board and Officers as a group owned less than 1% of a Fund's outstanding shares.

A plus sign (+) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.



NAME                                                                          AGGREGATE
BIRTHDATE                                                                     COMPENSATION
ADDRESS                      PRINCIPAL OCCUPATIONS                            FROM
POSITION WITH                FOR PAST 5 YEARS                                 CORPORATION
CORPORATION


JOHN DEVINCENTIS             Independent Financial Consultant; Retired,            $15,000
Age:  65                     formerly, Senior Vice President of Finance,
c/o Marshall Funds           In-Sink-Erator Division of Emerson Electric.
1000 North Water Street
Milwaukee, WI

DIRECTOR

JAMES MITCHELL**             Group Vice President, Citation Corporation;          $15,000
Age:  52                     President and Chief Executive Officer,
c/o Marshall Funds           Interstate Forging Industries; Chairman,
1000 North Water Street      Ayrshire Precision Engineering.
Milwaukee, WI

DIRECTOR

DUANE E. DINGMANN**          Retired; formerly President and owner,               $15,000
Age:  68                     Trubilt Auto Body, Inc. and Telephone
c/o Marshall Funds           Specialists, Inc.; formerly Class B
1000 North Water Street      (nonbanking) Director, Ninth Federal
Milwaukee, WI                Reserve District, Minneapolis, MN.

DIRECTOR







NAME                                                                          AGGREGATE
BIRTHDATE                                                                     COMPENSATION
ADDRESS                      PRINCIPAL OCCUPATIONS                            FROM
POSITION WITH                FOR PAST 5 YEARS                                 CORPORATION
CORPORATION
BARBARA J. POPE**            President, Barbara J. Pope, P.C., a                  $15,000
Age:  51                     financial consulting firm; President,
c/o Marshall Funds           Sedgwick Street Partners LLC; general
1000 North Water Street      partner of a private investment partnership.
Milwaukee, WI

DIRECTOR

JOHN M. BLASER**+            Vice President, M&I Trust Company;                        $0
Age:  42                     formerly, Partner and Chief Financial
1000 North Water Street      Officer, Artisan Partners Limited
Milwaukee, WI                Partnership; formerly, Chief Financial
PRESIDENT and DIRECTOR       Officer and Principal Administrative and

                             Finance Officer, Artisan Funds, Inc.;
                             formerly, Senior Vice President, Kemper

                             Securities.

DAVID W. SCHULZ**+           President and Director, M&I Investment                    $0
Age:  41                     Management Corp.; Vice President, M&I Trust
1000 North Water Street      Company.

Milwaukee, WI 53202

DIRECTOR

JO A. DALES                  Vice President, M&I Trust Company;                        $0
Age:  38                     formerly, Senior Audit Manager of Marshall
1000 North Water Street      & Ilsley Corporation and Operations
Milwaukee, WI 53202          Specialist for Firstar Trust Company.

VICE PRESIDENT

ANN K. PEIRICK               Assistant Vice President, M&I Trust                       $0
Age:  45                     Company;  formerly, Senior Financial
1000 North Water Street      Analyst - Community Bank Finance and
Milwaukee, WI                Manager of Corporate Financial Analysis,
TREASURER                    Bank One, Wisconsin.

BROOKE J. BILLICK            Vice President and Securities Counsel, M&I                $0
Age:  45                     Trust Company, M&I Investment Management
1000 North Water Street      Corp.; formerly, shareholder, Gibbs, Roper,

Milwaukee, WI                Loots & Williams SC.

SECRETARY

**  Elected as a Director on May 24, 1999.

ADVISER TO THE FUNDS

The Adviser conducts investment research and makes investment decisions for the Fund. The Funds' investment adviser is M&I Investment Management Corp. (Adviser), a wholly owned subsidiary of Marshall & Ilsley Corporation. The Adviser shall not be liable to the Corporation, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation. Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the lending relationships affiliates of the Adviser may have with an issuer.

SUB-ADVISER TO INTERNATIONAL STOCK FUND

   BPI Global Asset Management LLP (BPI) is the Sub-Adviser to the INTERNATIONAL STOCK FUND. It is the Adviser's responsibility to select a Sub-Adviser for the INTERNATIONAL STOCK FUND that has distinguished itself in its area of expertise in asset management and to review the Sub-Adviser's performance. The Adviser provides investment management evaluation services by performing initial due diligence on BPI and thereafter monitoring BPI's performance through quantitative and qualitative analysis, as well as periodic in-person, telephonic and written consultations with BPI. In evaluating BPI, the Adviser considers, among other factors, BPI's level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. The Adviser has responsibility for communicating performance expectations and evaluations to BPI and ultimately recommending to the Corporation's Directors whether BPI's contract should be renewed, modified or terminated. The Adviser provides written reports to the Directors regarding the results of its evaluation and monitoring functions. The Adviser is also responsible for conducting all operations of the INTERNATIONAL STOCK FUND, except those operations contracted to BPI, the custodian, the transfer agent, and the administrator. Although BPI's activities are subject to oversight by the Directors and officers of the Corporation, neither the Directors, the officers, nor the Adviser evaluates the investment merits of BPI's individual security selections. BPI has complete discretion to purchase, manage and sell portfolio securities for the INTERNATIONAL STOCK FUND, subject to the INTERNATIONAL STOCK FUND'S investment goal, policies and limitations. For its services under the Sub-advisory Agreement, the Sub-Adviser receives a fee at the annual rate of 0.40% of the INTERNATIONAL STOCK FUND'S average daily net assets. The Sub-Adviser is paid by the Adviser and not by the INTERNATIONAL STOCK FUND. However, BPI will furnish to the Adviser such investment advice, statistical and other factual information as requested by the Adviser. BPI, headquartered in Orlando, Florida, provides portfolio management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals, and other institutions located in both Canada and the United States, and is an investment adviser registered with the U.S. Securities and Exchange Commission. BPI was formed in March 1997 as a Delaware limited liability partnership between BPI Global Holdings USA, Inc. (BPI Holdings USA) as a 51% partner, and JBS Advisors, Inc. (JBS) as a 49% partner. BPI Holdings USA is a wholly-owned subsidiary of BPI Global Holdings, Inc., which is awholly-owned subsidiary of BPI Financial Corporation. Effective August 1999, BPI Financial Corporation became a wholly-owned subsidiary of C.I. Fund Management, Inc., a publicly-traded company located in Toronto, Ontario, Canada. JBS is owned by BPI's portfolio managers and its President. For the period from May 1, 1999 to August 31, 1999, the Adviser paid BPI $366,413. BPI became Sub-Adviser on March 29, 1999, but was compensated for advisory services beginning May 1, 1999. Prior to March 26, 1999, Templeton Investment Counsel, Inc. (TICI) served as the INTERNATIONAL STOCK FUND'S former Sub-Adviser. For the period from September 1, 1998 to May 1, 1999 (the effective date of termination of TICI's sub-advisory contract), the Adviser paid TICI $645,806. For the fiscal years ended August 31, 1998 and 1997, the Adviser paid TICI $1,072,613 and
$816,182, respectively.     BANKING LAWS

Banking laws and regulations presently prohibit a bank holding company registered under the federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end management investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company, affiliate, or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. M&I Corp. is subject to such banking laws
and regulations.    M&I Corp. believes, based on the advice of its counsel, that
M&I Investment Management Corp. may perform the services contemplated by the investment advisory agreement with the Corporation without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such present or future statutes and regulations, could prevent M&I Investment Management Corp. or M&I Corp. from continuing to perform all or a part of the services described in the Prospectus for its customers and/or the Fund. If M&I Investment Management Corp. and M&I Corp. were prohibited from engaging in these activities, the Directors would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by M&I Investment Management Corp. and M&I Brokerage Services or MFIS. It is not expected that existing shareholders would suffer any adverse financial consequences if another adviser with equivalent abilities to M&I Investment
Management Corp. is found as a result of any of these occurrences.     BROKERAGE
TRANSACTIONS

The Adviser and/or BPI may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund, the Adviser, or BPI and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. The Adviser, BPI, and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Research services provided by brokers and dealers may be used by the Adviser and BPI in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser, BPI, or their affiliates might otherwise have paid, it would tend to
reduce their expenses.    Aggregate total commissions with brokers that provided
research were $845,012 on transactions with an aggregate principal value of
$542,732,676.     ADMINISTRATOR

   The Administrator of the Funds is Federated Administrative Services (FAS), a subsidiary of Federated Investors, Inc. Effective January 1, 2000 Marshall & Ilsley Trust Company will be the Administrator of the Funds and Federated Services Company will be the Sub-Administrator. The Administrator provides administrative personnel and services to the Funds for a fee at an annual rate as specified below (except SMALL-CAP GROWTH FUND):

                                             AVERAGE AGGREGATE DAILY NET

            ADMINISTRATIVE FEE               ASSETS OF THE CORPORATION
               .150%                          on the first $250 million
               .125%                          on the next $250 million
               .100%                          on the next $250 million
               .075%                     on assets in excess of $750 million

The Administrator provides these services for an annual fee equal to 0.12% of the SMALL-CAP GROWTH FUND'S average daily net assets.

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. The Administrator may choose voluntarily to reimburse a portion of its fee at any time. Effective January 1, 2000, all fees of the Sub-Administrator will be paid by the Administrator.

The functions performed by the Administrator include, but are not limited to the following:

     o preparation, filing and maintenance of the Corporation's governing documents, minutes of Directors' meetings and shareholder meetings;

   o preparation and filing with the SEC and state regulatory authorities the Corporation's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o preparation, negotiation and administration of contracts on behalf of a Fund;

o supervision of the preparation of financial reports;

o preparation and filing of federal and state tax returns;

o assistance with the design, development and operation of a Fund; and

o providing advice to the Funds and Corporation's Directors.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of the Funds' average net assets for the period
plus out-of-pocket expenses.    The transfer agent may employ third parties,
including M&I Trust Company, to provide sub-accounting and sub-transfer agency services. In exchange for these services, the transfer agent may pay such third-party providers a per account fee and out-of-pocket expenses.
CUSTODIAN

   M&I Trust Company, Milwaukee, Wisconsin, a subsidiary of M&I Corp., is custodian for the securities and cash of the Fund. For its services as custodian, M&I Trust Company receives an annual fee, payable monthly, based on a
percentage of a Fund's average aggregate daily net assets.     SUB-CUSTODIAN

   State Street Bank and Trust Company, Boston, Massachusetts, the INTERNATIONAL STOCK FUND'S sub-custodian, has entered into agreements with foreign subcustodians approved by the Directors pursuant to Rule 17f-5 under the Act. The foreign subcustodians may not hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the foreign subcustodians is based on a schedule of charges agreed on from time to time. INDEPENDENT AUDITORS

The independent auditor for the Funds, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement.
FEES PAID BY THE FUNDS FOR SERVICES

--------------------- ------------------------------- ----------------------------- -------------------------------
FUND NAME                   ADVISORY FEE PAID/         BROKERAGE COMMISSIONS PAID      ADMINISTRATIVE FEE PAID
                           ADVISORY FEE WAIVED

                                                      ----------------------------- -------------------------------
                      ------------------------------- ----------------------------- -------------------------------
                        FOR THE FISCAL YEAR ENDED      FOR THE FISCAL YEAR ENDED      FOR THE FISCAL YEAR ENDED

                                AUGUST 31                      AUGUST 31                      AUGUST 31
                      ------------------------------- ----------------------------- -------------------------------
                     ----------------------------------------------------------------------------------------------
                       1999       1998       1997       1999      1998      1997     1999       1998       1997
---------------------
                     ----------------------------------------------------------------------------------------------
EQUITY INCOME FUND   $4,006,158$3,596,326 $1,964,826 $950,099   $861,077  $468,108 $448,829  $403,594   $227,695
                     $0        $0         $0
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH &   $2,763,976$2,284,566 $1,877,032 $283,032   $216,531  $309,709 $310,828  $256,720   $217,817
INCOME FUND          $0        $0         $0
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUND   $1,033,112$1,245,164 $1,245,668 $488,948   $444,003  $364,246 $118,865  $139,888   $144,711
                     $0        $0         $0
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH  FUND $1,933,093$1,676,595 $1,288,819 $566,593   $481,875  $580,150 $218,644  $188,403   $149,489
                     $0        $0         $0
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH     $997,009  $857,023   $368,209   $226,345   $142,276  $117,618 $123,840  $102,843   $44,185
FUND                 $0        $0         $0
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK  $2,416,970$2,504,141 $1,857,261 $1,744,043 $265,289  $340,030 $205,307  $211,050   $161,481
FUND                 $23,525   $0         $0
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GOVERNMENT INCOME    $2,245,727$1,833,350 $1,304,960 N/A        N/A       N/A      $253,421  $205,934   $151,306
FUND                 $291,548  $272,859   $272,824

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND    $3,565,324$3,105,550 $2,440,381 N/A        N/A       N/A      $498,835  $435,828   $354,123
FUND                 $356,532  $333,362   $346,194

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND    $8,873,537$7,729,527 $6,354,005 N/A        N/A       N/A      $1,477,382$1,302,763 $1,105,666
                     $4,436,304$3,846,385 $3,304,082
-------------------------------------------------------------------------------------------------------------------
N/A - Not applicable


                                  ---------------------------------------
                                   FOR THE FISCAL YEAR ENDED AUGUST 31,
                                                   1999

--------------------------------- ---------------------------------------
--------------------------------- ------------- -------------------------
FUND                               12B-1 FEE      SHAREHOLDER SERVICES
                                                          FEE/

                                                SHAREHOLDER SERVICES FEE
                                                         WAIVED

--------------------------------- ------------- -------------------------
--------------------------------- ------------- -------------------------
EQUITY INCOME FUND                $364                    $363
                                                          $363
--------------------------------- ------------- -------------------------
--------------------------------- ------------- -------------------------
LARGE-CAP GROWTH & INCOME FUND    $371                    $362
                                                          $362
--------------------------------- ------------- -------------------------
--------------------------------- ------------- -------------------------
MID-CAP VALUE FUND                $194                    $188
                                                          $188
--------------------------------- ------------- -------------------------
--------------------------------- ------------- -------------------------
MID-CAP GROWTH FUND               $114                    $114
                                                          $114
--------------------------------- ------------- -------------------------
--------------------------------- ------------- -------------------------
SMALL-CAP GROWTH FUND             $182                    $176
                                                          $176
--------------------------------- ------------- -------------------------
--------------------------------- ------------- -------------------------
INTERNATIONAL STOCK FUND          $176                    $176
                                                          $176
--------------------------------- ------------- -------------------------
--------------------------------- ------------- -------------------------
GOVERNMENT INCOME FUND            $233                    $229
                                                          $229
--------------------------------- ------------- -------------------------
--------------------------------- ------------- -------------------------
INTERMEDIATE BOND FUND            $463                    $461
                                                          $461
--------------------------------- ------------- -------------------------
--------------------------------- ------------- -------------------------
MONEY MARKET FUND                 $331,903              $22,127
                                                         $0

--------------------------------- ------------- -------------------------

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise each Fund's share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions. The average annual total return for a Fund shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions. The quoted performance data for the SMALL-CAP GROWTH FUND includes the performance of a predecessor collective trust fund for periods before the Fund's registration statement became effective on August 30, 1996, as adjusted to reflect the Fund's expenses. The collective trust fund was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected. Class A Shares for the EQUITY FUNDS and INCOME FUNDS were not offered until December 1998. YIELD

The MONEY MARKET FUND calculates the yield for Class A Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:

     o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

     o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

     o    multiplying the base period return by 365/7.

   The MONEY MARKET FUND's yield for Class A Shares (formerly, Class B Shares) for the seven-day period ended August 31, 1999, was 4.62%.

The yield for the other Funds' shares is calculated by dividing: (i)the net investment income per share earned by a Fund's shares over a thirty-day period; by (ii) the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees. Class A Shares for the EQUITY and INCOME FUNDS were not offered until December 1998. EFFECTIVE YIELD (MONEY MARKET FUND ONLY)

   The MONEY MARKET FUND's effective yield for Class A Shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The MONEY MARKET FUND's effective yield for Class A Shares (formerly, Class B Shares) for the seven-day period ended August 31, 1999, was 4.73%.

       ------------------------ ----------------------- -----------------------
       FUND                      AVERAGE ANNUAL TOTAL           YIELD
                                        RETURN          for the 30-day period

                                  for the following     ended August 31, 1999

                                 periods ended August
                                       31, 1999

                                ----------------------- -----------------------
                                ----------------------- -----------------------
                                    CLASS A SHARES          CLASS A SHARES

                                       One Year
                                      Five Year

                                   Since Inception

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       Equity Income Fund       N/A                             1.37%

                                N/A
                                0.02%(a)

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       Large-Cap Growth &       N/A                             0.28%
       Income Fund              N/A

                                0.90%(a)

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       Mid-Cap Value Fund       N/A                             0.48%

                                N/A
                                0.09%(a)

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       Mid-Cap Growth Fund      N/A                              N/A

                                N/A
                                7.66%(a)

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       Small-Cap Growth Fund    N/A                              N/A

                                N/A

                                (8.36%)(a)

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       International Stock      N/A                              N/A
       Fund                     N/A

                                2.75%(a)

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       Government Income Fund   N/A                             5.06%

                                N/A

                                (5.29%)(a)

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       Intermediate Bond Fund   N/A                             5.42%

                                N/A

                                (4.88%)(a)

       ------------------------ ----------------------- -----------------------
       ------------------------ ----------------------- -----------------------
       Money Market Fund        4.67%                           4.55%
                                5.05%
                                4.50%(b)

       ------------------------ ----------------------- -----------------------
       A) Reflects period from December 31, 1998 (start of performance) to August 31, 1999.
       B)   December 17, 1992

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of the Funds' shares to certain indices;

o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from sources the Funds believe are reliable regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds' use in advertising may include:

        o MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, FAR EAST INDEX
        (EAFE) is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian and New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.

     o LIPPER, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature.

     o CONSUMER PRICE INDEX is generally considered to be a measure of inflation.

     o DOW JONES INDUSTRIAL AVERAGE (DJIA) is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by Dow Jones & Company, it is cited as a principal indicator of market conditions.

     o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

     o RUSSELL 1000 GROWTH INDEX consists of those Russell 2000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates.

     o RUSSELL 2000 INDEX is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

     o STANDARD & POOR'S RATINGS GROUP SMALL STOCK INDEX is a broadly diversified index consisting of approximately 600 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

     o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     o BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

     o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of over 300 taxable money market funds on a weekly basis and through its MONEY MARKET INSIGHT publication reports monthly and 12 month-to-date investment results for the same money funds.

     o THE S&P/BARRA VALUE INDEX AND THE S&P/BARRA GROWTH INDEX are constructed by Standard & Poor's and BARRA, Inc., an investment technology and consulting company, by separating the S&P 500 Index into value stocks and growth stocks. The S&P/BARRA Growth and S&P/BARRA Value Indices are constructed by dividing the stocks in the S&P 500 Index according to their price-to-book ratios. The S&P/BARRA Growth Index, contains companies with higher price-to-earnings ratios, low dividends yields, and high earnings growth (concentrated in electronics, computers, health care, and drugs). The Value Index contains companies with lower price-to-book ratios and has 50% of the capitalization of the S&P 500 Index. These stocks tend to have lower price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth (concentrated in energy, utility and financial sectors). The S&P/BARRA Value and S&P/BARRA Growth Indices are capitalization-weighted and rebalanced semi-annually. Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.

     o STANDARD & POOR'S MIDCAP 400 STOCK PRICE INDEX, a composite index of 400 common stocks with market capitalizations between $200 million and $7.5 billion in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

     o MERRILL LYNCH 1-3 YEAR TREASURY INDEX is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and
        2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

     o MERRILL LYNCH CORPORATE MASTER is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based on the composites of ratings assigned by Standard & Poor's Corporation and Moody's Investors Service, Inc. Only bonds with a minimum maturity of one year are included.

     o MERRILL LYNCH 1-YEAR TREASURY BILL INDEX is comprised of the most recently issued one-year U.S. Treasury bills. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

     o MERRILL LYNCH CORPORATE A-RATED (1-3 YEAR) BOND INDEX is a universe of corporate bonds and notes with maturities between 1-3 years and rated A3 or higher.

     o LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporation; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Traced by Lehman Brothers, Inc., the index calculates total return for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

     o LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is a universe of government and corporate bonds rated BBB or higher with maturities between 1-10 years.

     o THE SALOMON BROTHERS TOTAL RATE-OF-RETURN INDEX for mortgage pass through securities reflects the entire mortgage pass through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market weighted portfolio is constructed considering all newly created pools and coupons.

     o THE MERRILL LYNCH TAXABLE BOND INDICES include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

     o LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is a universe of fixed rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC), and Federal National Mortgage Association (FNMA).

     o LEHMAN BROTHERS FIVE-YEAR STATE GENERAL OBLIGATIONS BONDS is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.

Investors may also consult the fund evaluation consulting universes listed below. Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation, and mutual funds.

     o FIDUCIARY CONSULTING GRID UNIVERSE, for example, is composed of over 1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.

        o SEI DATABASE for equity funds includes approximately 900 funds, representing 361 money managers, divided into fund types based on investor groups and asset mix. The funds are ranked every three, six, and twelve months.

o MERCER MEIDINGER, INC. compiles a universe of approximately 600 equity funds, representing about 500 investment managers, and updates their rankings each calendar quarter as well as on a one, three, and five year basis.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (ICI). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 mutual funds available.

FINANCIAL STATEMENTS

   The financial statements for the fiscal year ended August 31, 1999, are incorporated herein by reference from the Funds' Annual Report dated August 31, 1999 (File Nos. 33-48907 and 811-58433). A copy of the Annual Report for a Fund may be obtained without charge by contacting Marshall Funds Investor Services at the address located on the back cover of the SAI or by calling Marshall Funds Investor Services at 1-414-287-8555 or 1-800-580-FUND (3863).

APPENDIX

STANDARD AND POOR'S BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. PLUS (+) OR MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. NR--Not rated by Moody's. FITCH IBCA, INC. LONG-TERM DEBT RATINGS AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. NR--NR indicates that Fitch does not rate the specific issue.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICES, INC. COMMERCIAL PAPER RATINGS

P-1--Issuers rated PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. FITCH IBCA, INC. SHORT-TERM RATINGS F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 categories. STANDARD AND POOR'S MUNICIPAL BOND RATINGS AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. NR -- NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Plus (+) or minus (-): The ratings AA and A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATINGS AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. BAA- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. NR -- Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in the generic rating classification of Aa and A in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     STANDARD AND POOR'S MUNICIPAL NOTE RATINGS SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. SP-2 -- Satisfactory capacity to pay principal and interest.

     MOODY'S INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS MIG1/VMIG1 -- This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

ADDRESSES

MARSHALL EQUITY INCOME FUND MARSHALL LARGE-CAP GROWTH & INCOME FUND MARSHALL MID-CAP VALUE FUND MARSHALL MID-CAP GROWTH FUND MARSHALL SMALL-CAP GROWTH FUND MARSHALL INTERNATIONAL STOCK FUND MARSHALL GOVERNMENT INCOME FUND MARSHALL INTERMEDIATE BOND FUND MARSHALL MONEY MARKET FUND

                                                          P.O. Box 1348
                                                       Milwaukee, Wisconsin 53201-1348

Distributor

               Federated Securities Corp.                 Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, PA 15222-3779

Adviser to all Funds

               M&I Investment Management Corp.            1000 North Water Street
                                                          Milwaukee, Wisconsin 53202

   Sub-Adviser to MARSHALL INTERNATIONAL STOCK FUND

               BPI Global Asset Management LLP            1900 Summit Tower Boulevard
               .                                          Suite 450

                                                          Orlando, Florida 32810

Custodian

               Marshall & Ilsley Trust Company            1000 North Water Street
                                                          Milwaukee, Wisconsin 53202

Transfer Agent, Dividend Disbursing Agent and
       Portfolio Accounting Services

               Federated Services Company                 Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, PA 15222-3779

Shareholder Servicing Agent                               Marshall Funds Investor Services, a division of       P.O. Box 1348
                Marshall & Ilsley Trust Company           Milwaukee, Wisconsin 53201-1348

Legal Counsel                                             Bell, Boyd & Lloyd
    Three First National Plaza                            70 West Madison Street, Suite 3300
Chicago, IL 60602-4207

Independent Auditors

               Ernst & Young LLP                          200 Clarendon Street
                                                          Boston, MA 02116-5072



PART C. OTHER INFORMATION.

Item 23.       EXHIBITS:

(a) (i)  Conformed copy of Articles of Incorporation of the Registrant; (8)
  (ii)  Conformed copy of Amendment No. 1 to the Articles of Incorporation; (8)
 (iii)  Conformed copy of Amendment No. 2 to the Articles of Incorporation; (8)
  (iv)  Conformed copy of Amendment No. 3 to the Articles of Incorporation; (8)
   (v)  Conformed copy of Amendment No. 4 to the Articles of Incorporation; (6)
  (vi)  Conformed copy of Amendment No. 5 to the Articles of Incorporation; (8)
 (vii)  Conformed copy of Amendment No. 6 to the Articles of Incorporation; (12)
(viii)  Conformed copy of Amendment No. 7 to the Articles of Incorporation; (14)
  (ix)  Conformed copy of Amendment No. 8 to the Articles of Incorporation; (18)
   (x)  Conformed copy of Amendment No. 9 to the Articles of Incorporation; (21)
  (xi)  Conformed copy of Amendment No. 10 to the Articles of Incorporation; +
(b)      (i)  Copy of By-Laws of the Registrant; (8)

        (ii)  Copy of Amendment No. 1 to the By-Laws of the Registrant; (19)
       (iii)  Copy of Amendment No. 2 to the By-Laws of the Registrant; (19)
(c)   Copy of Specimen Certificates for Shares of Capital
      Stock of the Marshall Mid-Cap Growth Fund, Marshall
      Large-Cap Growth & Income Fund, Marshall Mid-Cap
      Value Fund, and Marshall Small-Cap Growth Fund;
      (16)

------------------------

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos. 33-48907 and 811-7047).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed October 21, 1994. (File Nos. 33-48907 and 811-7047).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33-48907 and 811-7047).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed August 30, 1996. (File Nos. 33-48907 and 811-7047).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed August 26, 1997. (File Nos. 33-48907 and 811-7047).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 21, 1998. (File Nos. 33-48907 and 811-7047).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed August 19, 1999. (File Nos. 33-48907 and 811-7047).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed August 27, 1999. (File Nos. 33-48907 and 811-7047).

          (d) (i) Conformed copy of Investment Advisory Contract of the Registrant; (4)

          (ii) Conformed copy of Exhibit G of the Investment Advisory Contract of the Registrant; (5)

          (iii)Conformed copy of Exhibit H of the Investment Advisory Contract of the Registrant; (5)

          (iv) Conformed copy of Exhibit I of the Investment Advisory Contract of the Registrant; (5)

          (v) Conformed copy of Exhibit J of the Investment Advisory Contract of the Registrant; (5)

          (vi) Conformed copy of Exhibit K of the Investment Advisory Contract of the Registrant; (7)

          (vii)Conformed copy of Exhibit L of the Investment Advisory Contract of the Registrant; (7)

          (viii) Conformed copy of Exhibit M of the Investment Advisory Contract of the Registrant; (12)

          (ix) Conformed copy of Federated Management Sub-Advisory Agreement with the Registrant; (7)

          (x)  Conformed   copy   of   Templeton   Investment   Counsel,   Inc.,
               Sub-Advisory Agreement with the M & I Investment Management, Inc.; (9)

          (xi) Conformed copy of Exhibit N to the Investment Advisory Contract of the Registrant; (14)


          (xii)Conformed copy of Subadvisory Contract between M&I Investment Management Corp. and BPI Global Asset Management LLP dated March 29, 1999 (20)

          (e) (i) Conformed copy of Distributor's Contract of the Registrant, including conformed copies of Exhibits A through J; (12)

          (ii) Conformed copy of Exhibit K of the Distributor's Contract of the Registrant; (15)

          (iii)Conformed copy of Exhibit L of the Distributor's Contract of the Registrant; (21)

------------------------

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed October 29, 1993. (File Nos. 33-48907 and 811-7047).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed July 1, 1994. (File Nos. 33-48907 and 811-7047).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed December 21, 1994. (File Nos. 33-48907 and 811-7047).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33- 48907 and 811-7047).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed August 30, 1996. (File Nos. 33-48907 and 811-7047).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33-48907 and 811-7047).

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed July 23, 1999. (File Nos. 33-48907 and 811-7047).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed August 27, 1999. (File Nos. 33-48907 and 811-7047).


     (iv) Conformed copy of Exhibit M of the Distributor's Contract of the Registrant; (19)

     (v)  Conformed copy of Exhibit N to the Distributor's Contract; +

     (f)  Not applicable;

     (g)  (i) Conformed copy of Custodian Contract of the Registrant; (7)

     (ii) Copy of Amendment No. 1 to Schedule A of the Sub-Custodian Agreement of the Registrant; (16)

     (iii)Copy of Amendment No. 2 to Schedule A of the Sub-Custodian Agreement of the Registrant; (16)

     (iv) Copy of Amendment No. 3 to Schedule A of the Sub-Custodian Agreement of the Registrant; (17)

     (v) Conformed copy of Sub-Transfer Agency and Services Agreement of the Registrant; (10)

     (h) (i) Conformed copy of Fund Accounting and Shareholder Recordkeeping Agreement of the Registrant; (11)

     (ii) Conformed copy of Amendment No. 1 to Schedule A of the Fund Accounting and Shareholder Recordkeeping Agreement of the Registrant; (15)

     (iii)Conformed copy of Amendment No. 2 to Schedule A of the Fund Accounting and Shareholder Recordkeeping Agreement of the Registrant;
          (16)

     (iv) Conformed copy of Amendment No. 1 to Schedule C of the Fund Accounting and Shareholder Recordkeeping Agreement of the Registrant; (15) (v) Conformed copy of Annex 1 to Amendment No. 2 to Schedule C of the Fund Accounting and Shareholder Recordkeeping Agreement of the Registrant;
          (16)

     (vi) Conformed copy of Administrative Services Agreement of the Registrant;
          (7)

     (vii)Conformed copy of Amendment No. 1 to the Administrative Services Agreement of the Registrant; (15)

     (viii) Conformed copy of Amendment No. 2 to the Administrative Services Agreement of the Registrant; (16)

------------------------

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed July 1, 1994. (File Nos. 33-48907 and 811-7047).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed April 3, 1995. (File Nos. 33-48907 and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33-48907 and 811-7047).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33-48907 and 811-7047).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed August 26, 1997. (File Nos. 33-48907 and 811-7047).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed October 24, 1997. (File Nos. 33-48907 and 811-7047).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed August 19, 1999. (File Nos. 33-48907 and 811-7047).

     (ix) Conformed copy of Shareholder Services Agreement of the Registrant on behalf of Marshall Equity Income Fund, Marshall Government Income Fund, Marshall Intermediate Bond Fund, Marshall Intermediate Tax-Free Fund, Marshall International Stock Fund, Marshall Mid-Cap Stock Fund, Marshall Money Market Fund, Marshall Short-Term Income Fund, Marshall Short-Term Tax-Free Fund, Marshall Stock Fund, and Marshall Value Equity Fund; (4)


     (x) Conformed copy of Amendment No. 1 to Schedule A of the Shareholder Services Agreement of the Registrant; (6)

     (xi) Conformed copy of Amendment No. 2 to Schedule A of the Shareholder Services Agreement of the Registrant; (7)

     (xii)Conformed copy of Amendment No. 3 to Schedule A of the Shareholder Services Agreement of the Registrant; (12) (xiii) Copy of Amendment No. 1 to Schedule B of the Shareholder Services Agreement of the Registrant; (11)

     (xiv)Conformed copy of Marshall Funds, Inc. Multiple Class Plan (Marshall Money Market Fund Class A Shares and Class B Shares); (11)
          (xv)..Conformed copy of new Shareholder Services Agreement between the Registrant and Marshall & Ilsley Trust Company on behalf of Marshall Equity Income Fund, Marshall Government Income Fund, Marshall Intermediate Bond Fund, Marshall Intermediate Tax-Free Fund, Marshall International Stock Fund, Marshall Mid-Cap Stock Fund, Marshall Short-Term Income Fund, Marshall Small-Cap Stock Fund, Marshall Stock Fund, and Marshall Value Equity Fund; (15)

     (xvi)Conformed copy of Amendment No.1 to Exhibit 1 of Shareholder Services Agreement of the Registrant; (21)

-------------------

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos.33-48907 and 811-7047).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed July 1, 1994. (File Nos. 33-48907 and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33-48907 and 811-7047).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33-48907 and 811-7047).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33-48907 and 811-7047).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed August 27, 1999. (File Nos. 33-48907 and 811-7047).

                             (xvii) Conformed copy of new Shareholder Services Agreement between the Registrant and Marshall & Ilsley Trust Company on behalf of Marshall Short-Term Income Fund, Marshall Government Income Fund, Marshall Intermediate Bond Fund, Marshall Intermediate Tax-Free Fund, Marshall Equity Income Fund, Marshall Large-Cap Growth & Income Fund, Marshall Mid-Cap Growth Fund, Marshall Mid-Cap Value Fund, Marshall International Stock Fund, Marshall Small-Cap Growth Fund, and Marshall Money Market Fund; +

                             (xviii)Conformed copy of Sub-Shareholder Services Agreement of the Registrant; + (xix) Conformed copy of Mutual Funds Service Agreement of the Registrant; (19)

                      (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (4)
                      (j)    Conformed Copy of Consent of Independent
                             Auditors; +
                      (k)    Not applicable;
                      (l)    Conformed copy of Initial Capital
                             Understanding; (11)

                      (m) (i) Conformed copy of Distribution Plan of the Registrant; (4) (ii) Conformed copy of Exhibit A of the Distribution Plan of the Registrant; (11)

                              (iii) Conformed copy of Exhibit B of the
                               Distribution Plan of the Registrant; (9) (iv) Conformed copy of Exhibit C to the Distribution Plan of the Registrant; (15)

                                (v) Conformed copy of Exhibit D of the
                               Distribution Plan of the Registrant; (21) (vi) Form of 12b-1 Agreement of the Registrant; +

                              (vii) Copy of Exhibit A to the 12b-1 Agreement of
                             the Registrant; (19) (viii) Copy of Exhibit B to the 12b-1 Agreement of the Registrant; (11)

                               (ix) Copy of Exhibit C to the Rule 12b-1
                                Agreement of the Registrant; (13) (x) Copy of Exhibit D to the 12b-1 Agreement of the Registrant; (21)

-------------------
  +     All exhibits filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed December 21, 1994. (File Nos. 33-48907 and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33-48907 and 811-7047).

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed July 9, 1996. (File Nos. 33-48907 and 811-7047).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33-48907 and 811-7047).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed August 19, 1999. (File Nos. 33-48907 and 811-7047).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed August 27, 1999. (File Nos. 33-48907 and 811-7047).

                      (n) Conformed copy of Multiple Class Plan of the Registrant including Exhibits A through D; (19) (o) (i) Conformed copy of Power of Attorney; (11)

                               (ii) Conformed copy of Power of Attorney dated
                       December 27, 1993 with respect to James F. Duca, II, President of the Corporation; (6) (iii) Conformed copy of Power of Attorney; (22)

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

               None

Item 25.       INDEMNIFICATION: (5)

Item 26.       BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

                         M&I INVESTMENT MANAGEMENT CORP.

               (a) M&I Investment Management Corp. is a registered investment adviser and wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 1999, M&I Investment Management Corp. had approximately $10.3 billion in assets under management, of which $4.7 billion is in Marshall Funds assets, and has managed investments for individuals and institutions since its inception in 1973. M&I Investment Management Corp. served as investment adviser to Newton Money Fund, Newton Income Fund and Newton Growth Fund.

                    For further information about M & I Investment Mangagement Corp., its officers and directors, response is incorporated by reference to M & I Investment Management Corp.'s Form ADV, File No. 801-9118, dated March 4, 1996 as amended.

                                 BPI Global Asset Management, LLP

               (b) BPI Global Asset Management, LLP ("BPI") is a registered investment adviser and provides management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located in both Canada and the United States. As of August 31, 1999, BPI had approximately $2.3 billion of total assets under management. BPI's address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.

-------------------
  +     All Exhibits filed electronically.

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed October 29, 1993. (File Nos. 33-48907 and 811-7047).

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos.33-48907 and 811-7047).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33-48907 and 811-7047).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed August 19, 1999. (File Nos. 33-48907 and 811-7047).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed September 2, 1999. (File Nos. 33-48907 and 811-7047).

                    For a list of the officers and directors of BPI and for further information about BPI, any other business, vocation or employment of a substantial nature in which a director or officer of BPI is, or at any time in the past two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, response is incorporated by reference to BPI's Form ADV, File No. 801-53972, dated ___________________.

Item 27.       PRINCIPAL UNDERWRITERS:

(a)....Federated  Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


        (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT
Richard B. Fisher                   Chairman, Chief Executive                    --
Federated Investors Tower           Officer, Chief Operating
1001 Liberty Avenue                 Officer
Pittsburgh, PA 15222-3779           Federated Securities Corp.


Arthur L. Cherry                    Director,                                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

John B. Fisher                      President-Institutional Sales                --
Federated Investors Tower           and Director,
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary                --
Federated Investors Tower           and Treasurer,
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer and                  --
Federated Investors Tower           Director,
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR             WITH REGISTRANT

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                        Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR             WITH REGISTRANT

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR             WITH REGISTRANT

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR             WITH REGISTRANT

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR             WITH REGISTRANT

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR             WITH REGISTRANT

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson                  Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis McAuley                      Assistant Treasurer,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

    (c)        Not applicable.

Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

               MARSHALL FUNDS, INC.................  770 North Water Street
               --------------------
                                                 Milwaukee, Wisconsin 53202
                                                 (Notices should be sent to
                                                 the Agent for Service at the
                                                 address above)

                                                 1000 North Water Street
                                                 Milwaukee, WI  53202

               FEDERATED SHAREHOLDER SERVICES      Federated Investors Tower

               COMPANY                              1001 Liberty Avenue
               ("Transfer Agent, Dividend           Pittsburgh, PA  15222-3779
               Disbursing Agent, and Portfolio

               Accounting Services")

               FEDERATED ADMINISTRATIVE SERVICES   Federated Investors Tower

               ("Administrator")                          1001 Liberty Avenue
                                                   Pittsburgh, PA  15222-3779

               M & I INVESTMENT MANAGEMENT CORP.   1000 North Water Street
               ("Adviser")                                Milwaukee, WI  53202

               MARSHALL & ILSLEY TRUST COMPANY     1000 North Water Street
               ("Custodian")                              Milwaukee, WI  53202

               BPI GLOBAL ASSET MANAGEMENT, LLP    1900 Summit Tower Blvd.
               ("Sub-Adviser")                            Suite 450

                                                          Orlando, Florida 32810

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30.       UNDERTAKINGS:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholders meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MARSHALL FUNDS, INC. certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of October, 1999.

                              MARSHALL FUNDS, INC.

                      BY: /s/ Brooke J. Billick
                      Secretary
                      Attorney in Fact for John M. Blaser
                      October 29, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                    DATE

By:  /s/ Brooke J. Billick
     Brooke J. Billick                   Attorney In Fact    October 29, 1999
     SECRETARY                           For the Persons
                                         Listed Below

     NAME                                   TITLE

John M. Blaser*                          President and Director

Ann K. Peirick*                          Treasurer (Principal
                                         Financial and
                                         Accounting Officer)

John DeVincentis*                        Director

Duane E. Dingmann*                       Director

James Mitchell*                          Director

Barbara J. Pope*                         Director

David W. Schulz*                         Director

* By Power of Attorney